As Filed with the Securities and Exchange Commission


                               on April 25, 2006


                        Securities Act File No. 333-67890
                    Investment Company Act File No. 811-10471

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [x]

                       Pre-Effective Amendment No.                      [ ]


                       Post-Effective Amendment No. 6                   [ ]


                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [x]


                               Amendment No. 8                          [ ]


                        (Check appropriate box or boxes)
               Credit Suisse Institutional Money Market Fund, Inc.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue
                New York, New York                                   10017-3140
--------------------------------------------------------------------------------
     (Address of Principal Executive Offices)                        (Zip Code)

Registrant's Telephone Number, including Area Code:               (212) 875-3500

                               J. Kevin Gao, Esq.
               Credit Suisse Institutional Money Market Fund, Inc.
--------------------------------------------------------------------------------

                              466 Lexington Avenue
                          New York, New York 10017-3140
                    (Name and Address of Agent for Services)

                                    Copy to:
                            Dianne E. O'Donnell, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: May 1, 2006.


It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)


[x]  on May 1, 2006 pursuant to paragraph (b)


[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CREDIT SUISSE [LOGO]


  CREDIT SUISSE INSTITUTIONAL FUND
  Prospectus

  CLASS A SHARES

  May 1, 2006


           CREDIT SUISSE INSTITUTIONAL
           MONEY MARKET FUND, INC.

           o GOVERNMENT PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this PROSPECTUS. It is a criminal offense to state otherwise.

Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

KEY POINTS..................................................................   4
   Goal and Principal Strategies............................................   4
   A Word About Risk........................................................   4
   Investor Profile.........................................................   5

PERFORMANCE SUMMARY.........................................................   6
   Year-by-Year Total Returns...............................................   6
   Average Annual Total Returns.............................................   7

INVESTOR EXPENSES...........................................................   8
   Fees and Portfolio Expenses..............................................   8
   Example..................................................................   9

THE PORTFOLIO IN DETAIL.....................................................  10
   The Management Firm......................................................  10
   Multi-Class Structure....................................................  10
   Portfolio Information Key................................................  10
   Goal and Strategies......................................................  11
   Portfolio Investments....................................................  11
   Risk Factors.............................................................  12
   Portfolio Management.....................................................  12
   Financial Highlights.....................................................  13

MORE ABOUT RISK.............................................................  14
   Introduction.............................................................  14
   Types of Investment Risk.................................................  14
   Certain Investment Practices.............................................  16

MORE ABOUT YOUR PORTFOLIO...................................................  17
   Share Valuation..........................................................  17
   Distributions............................................................  17
   Taxes....................................................................  17
   Statements and Reports...................................................  18

BUYING SHARES...............................................................  19

SELLING SHARES..............................................................  22

OTHER POLICIES..............................................................  24

OTHER INFORMATION...........................................................  26
   About the Distributor....................................................  26

FOR MORE INFORMATION................................................  back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES


-----------------------------------------------------------------------------------------
GOAL                      PRINCIPAL STRATEGIES                    PRINCIPAL RISK FACTORS
-----------------------------------------------------------------------------------------
High current income       o   A money market fund that invests    o   Credit risk
consistent with               at least 80% of its net assets
liquidity and stability       in obligations issued or            o   Income risk
of principal                  guaranteed by the U.S.
                              government, its agencies            o   Interest-rate risk
                              or instrumentalities
                                                                  o   Market risk
                          o   The portfolio also invests in
                              high quality money market
                              instruments such as:

                              o   Fully-collateralized
                                  repurchase agreements

                              o   Adjustable rate obligations

                          o   Portfolio managers select
                              investments based on factors
                              such as yield, maturity and
                              liquidity, within the context
                              of their interest-rate outlook

                          o   Seeks to maintain a stable share
                              price of $1
-----------------------------------------------------------------------------------------


        A WORD ABOUT RISK

      All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

      The principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

      Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

      The issuer of a security may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

INCOME RISK

      The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

      Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

      A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK


      The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities and the mutual funds that invest in them.


        INVESTOR PROFILE

      THE PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

o     want to preserve the value of their investment

o are seeking an investment for the money-market portion of an asset-allocation portfolio

o are investing emergency reserves or other money for which safety and accessibility are more important than total return

      IT MAY NOT BE APPROPRIATE IF YOU:

o     want federal deposit insurance

o     desire the higher income available from longer-term fixed-income funds

o     are investing for capital appreciation

      You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

The bar chart below and the table on the next page provide an indication of the risks of investing in the portfolio. The bar chart shows you how the performance of the portfolio's Class A shares has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of future performance.

                                   [BAR GRAPH]


                           YEAR-BY-YEAR TOTAL RETURNS

--------------------------------------------------------------------------------
YEAR ENDED 12/31:                   2003              2004             2005
--------------------------------------------------------------------------------
                                    1.07%             1.20%            2.98%

Best quarter: 0.94% (Q4 05)
Worst quarter: 0.23% (Q2 04)
Inception date: 1/25/02
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS


--------------------------------------------------------------------------------
                                       ONE YEAR         LIFE OF       INCEPTION
PERIOD ENDED 12/31/05:                   2005            CLASS           DATE
--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO CLASS A             2.98%           1.79%         1/25/02
--------------------------------------------------------------------------------


The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.

                                      YIELD

To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.

                            UNDERSTANDING PERFORMANCE

o TOTAL RETURN tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a CUMULATIVE RETURN or as an AVERAGE ANNUAL RATE OF RETURN.

o A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The YEAR-BY-YEAR TOTAL RETURNS in the bar chart are examples of one-year cumulative total returns.

o An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, ASSUMING you held it for the entire period.

o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                                INVESTOR EXPENSES


                           FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses (before waivers and expense reimbursements or credits) are for the fiscal year ended December 31, 2005.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
  (paid directly from your investment)
--------------------------------------------------------------------------------
Sales charge (load) on purchases                                         NONE
--------------------------------------------------------------------------------
Deferred sales charge (load)                                             NONE
--------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                          NONE
--------------------------------------------------------------------------------
Redemption fees                                                          NONE
--------------------------------------------------------------------------------
Exchange fees                                                            NONE
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
  (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                           0.20%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    NONE
--------------------------------------------------------------------------------
Other expenses                                                           0.27%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                               0.47%
--------------------------------------------------------------------------------

* Estimated fees and expenses for the fiscal year ending December 31, 2006 (after waivers and expense reimbursements or credits) are shown below. Fee waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS


Management fee                                                           0.00%
Distribution and service (12b-1) fees                                    NONE
Other expenses                                                           0.20%
                                                                         -----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                                  0.20%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


--------------------------------------------------------------------------------
  ONE YEAR             THREE YEARS             FIVE YEARS           TEN YEARS
--------------------------------------------------------------------------------
    $48                   $151                    $263                $591
--------------------------------------------------------------------------------

                             THE PORTFOLIO IN DETAIL

        THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o     Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies


o Is part of the asset management business of Credit Suisse, one of the world's leading banks

o Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

      For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this PROSPECTUS.

      For the 2005 fiscal year, Credit Suisse waived its advisory fee from the portfolio.

      A discussion regarding the basis for the Board of Directors' approval of the investment advisory contract of the fund is available in the fund's ANNUAL REPORT to shareholders for the period ended December 31, 2005.


        MULTI-CLASS STRUCTURE


      The portfolio offers three classes of shares, Class A, Class B and Class
C. This PROSPECTUS offers Class A shares, which are available directly from the portfolio. Class B and Class C shares of the portfolio are each described in a separate PROSPECTUS.


        PORTFOLIO INFORMATION KEY

      A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

      The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

      The principal types of securities and certain other types of securities in which the portfolio invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

      The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

FINANCIAL HIGHLIGHTS

      A table showing the portfolio's audited financial performance for up to five years. Certain information in the table reflects financial results for a single portfolio share.

o TOTAL RETURN How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all distributions.

      The ANNUAL REPORT includes the auditor's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of this PROSPECTUS.

        GOAL AND STRATEGIES


      The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests at least 80% of its assets, plus any borrowings for investment purposes, in U.S. Government securities. The portfolio also invests in other high quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the portfolio seeks to maintain a stable $1 share price.


      In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.

      The portfolio's 80% investment policy may be changed by the portfolio's Board of Directors on 60 days' notice to shareholders. The portfolio's investment objective may be changed without shareholder approval.

        PORTFOLIO INVESTMENTS

      This portfolio invests in the following types of money-market instruments:

o U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

o     fully-collateralized repurchase agreements

o     adjustable rate obligations

      No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.


      The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under Securities and Exchange Commission ("SEC") rules). To a limited extent, the portfolio may also engage in other investment practices.

      The portfolio's investments in U.S. Government securities include securities that are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association; securities that are backed by the issuer's right to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks and the Federal National Mortgage Association ("Fannie Mae"); and securities that are backed only by the credit of the government-sponsored enterprise, such as obligations of the Federal Home Loan Mortgage Corporation ("Freddie Mac"). The portfolio's investments in Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government.

        RISK FACTORS

      THE PORTFOLIO'S PRINCIPAL RISK FACTORS ARE:

o     credit risk

o     income risk

o     interest-rate risk

o     market risk

      The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

      Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

      These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

        PORTFOLIO MANAGEMENT


      A portfolio management team at Credit Suisse makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's ANNUAL REPORT.



---------------------------------------------------------------------------------------------------------------
PERIOD ENDED:                                       12/05            12/04            12/03          12/02 1
---------------------------------------------------------------------------------------------------------------
PER SHARE DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  1.0000        $  1.0000        $  1.0000        $  1.0000
===============================================================================================================
INVESTMENT OPERATIONS

Net investment income                              0.0294           0.0119           0.0107           0.0178
---------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS

Dividends from net investment income              (0.0294)         (0.0119)         (0.0107)         (0.0178)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  1.0000        $  1.0000        $  1.0000        $  1.0000
===============================================================================================================
Total return 2                                       2.98%            1.20%            1.07%            1.80%
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)        $  11,406        $  30,073        $  42,619        $  82,938

Ratio of expenses to average net assets              0.20%            0.20%            0.20%            0.18% 3

Ratio of net investment income to average net        2.88%            1.13%            1.06%            1.55% 3
assets

Decrease reflected in above operating expense
   ratios due to waivers/reimbursements              0.27%            0.18%            0.18%            0.31% 3
---------------------------------------------------------------------------------------------------------------



1     For the period January 25, 2002 (inception date) through December 31,
      2002.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                                 MORE ABOUT RISK

        INTRODUCTION

      The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

      The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

        TYPES OF INVESTMENT RISK


The following risks are referred to throughout this PROSPECTUS.

PRINCIPAL RISK FACTORS

      CREDIT RISK The issuer of a security may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

      INCOME RISK The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

      INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

      A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

      MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities and the mutual funds that invest in them.

OTHER RISK FACTORS


      EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.


o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment.

      However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.


      EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

      LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

      PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.


      REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[X]   Permitted without limitation; does not indicate actual use


20% BOLD TYPE (E.G., 20%) represents an investment limitation as a percentage of NET portfolio assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL portfolio assets; does not indicate actual use


-------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                           LIMIT
-------------------------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated certificates of deposit and other obligations issued or backed by foreign and U.S.
banks and other issuers. CREDIT, INCOME, INTEREST-RATE, MARKET,
REGULATORY RISKS.                                                              20%
-------------------------------------------------------------------------------------

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. CREDIT, EXTENSION, INTEREST-RATE, LIQUIDITY, PREPAYMENT
RISKS.                                                                         [X]
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS The purchase of a security with a commitment to resell the security back to the counterparty at the same price plus
interest. CREDIT RISK.                                                         [X]
-------------------------------------------------------------------------------------

VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and permit the indebtedness
of the issuer to vary. CREDIT, INTEREST-RATE, LIQUIDITY, MARKET RISKS.         [X]
-------------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change before
delivery. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                       15%
-------------------------------------------------------------------------------------


                            MORE ABOUT YOUR PORTFOLIO

        SHARE VALUATION


      The price of your shares is also referred to as their net asset value
(NAV).

      The NAV of each class of the portfolio is determined at 12:00 noon eastern time, as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") (normally 4:00 p.m. eastern time) and at 5:00 p.m. eastern time each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


      The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

        DISTRIBUTIONS

      As an investor in the portfolio, you will receive distributions.


      The portfolio may earn interest from bond, money market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.


      The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.

      Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

        TAXES

      As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

      The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the portfolio.

      As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

      Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

      We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category.

      Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

      Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

      If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.


        STATEMENTS AND REPORTS


      In general, you will receive account statements as follows:

o after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

o     after any changes of name or address of the registered owner(s)

o     otherwise, at least every calendar quarter

      The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its PROSPECTUS annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, PROSPECTUS or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, PROSPECTUSES or proxy statements, please call 1-800-222-8977.


      The portfolio discloses its portfolio holdings and certain of the portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the portfolio's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in the portfolio's STATEMENT OF ADDITIONAL INFORMATION (SAI).

                                  BUYING SHARES


        OPENING AN ACCOUNT


      Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

      If you need an application, call our Institutional Shareholder Services Center to receive one by mail or fax. You can make your initial investment by wire.

        BUYING SHARES


      The portfolio is open Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. If we receive your request in proper form, including payment, by 12:00 noon eastern time, by the close of the Exchange (normally 4:00 p.m. eastern time) or by 5:00 p.m. eastern time, your transaction will be priced at the NAV determined at 12:00 noon eastern time, the close of the Exchange or 5:00 p.m. eastern time, respectively. If we receive a request after 5:00 p.m. eastern time, it will be priced on the next business day at the NAV determined at 12:00 noon eastern time. "Proper form" means the portfolio has received a completed purchase application and payment for shares (as described in this PROSPECTUS). The portfolio reserves the right to reject any purchase order.

      In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.


      The minimum initial investment in the portfolio is $1 million. There is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. The portfolio reserves the right to modify or waive minimum investment amounts or to impose a minimum account balance requirement after 15 days' notice to current shareholders of any increases. The portfolio also reserves the right, if it imposes a minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice.


      Investors may purchase shares of the portfolio in exchange for portfolio securities, with Credit Suisse's permission. The portfolio securities must meet the following requirements:

o     Match the portfolio's investment objective and policies


o Be considered by Credit Suisse to be an appropriate investment for the portfolio


o     Be easily valued, liquid and not subject to restrictions on transfer

      You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.


        ADDING TO AN ACCOUNT


      You can add to your account in a variety of ways, as shown in the table.

                                  BUYING SHARES



--------------------------------------------------------------------------------------------------
OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------------------------
o     Complete a NEW ACCOUNT APPLICATION.          o     Make your check payable to Credit Suisse
                                                         Institutional Money Market Fund, Inc.,
o     Make your check payable to Credit Suisse           Class A.
      Institutional Money Market Fund, Inc.,
      Class A.                                     o     Write the account number and the
                                                         portfolio name on the check.
o     Write the portfolio name on the check.
                                                   o     Mail to the fund.
o     Mail to the fund.
--------------------------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------------------------
o     Call our Institutional Shareholder           o     Call our Institutional Shareholder
      Services Center to request an exchange             Services Center to request an exchange
      from another Credit Suisse Institutional           from another Credit Suisse Institutional
      fund or portfolio. Be sure to read the             fund or portfolio.
      current PROSPECTUS for the new fund or
      portfolio.                                   o     If you do not have telephone privileges,
                                                         mail or fax a letter of instruction.
o     If you do not have telephone privileges,
      mail or fax a letter of instruction.
--------------------------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------------------------
o     Complete and sign the NEW ACCOUNT            o     Call our Institutional Shareholder
      APPLICATION.                                       Services Center by 12:00 noon eastern
                                                         time, 4:00 p.m. eastern time or 5:00
o     Call our Institutional Shareholder                 p.m. eastern time to inform us of the
      Services Center and fax the signed NEW             incoming wire. Please be sure to specify
      ACCOUNT APPLICATION by 12:00 noon                  the account registration, account number
      eastern time, 4:00 p.m. eastern time or            and the fund and portfolio name on your
      5:00 p.m. eastern time.                            wire advice.

o     The Institutional Shareholder Services       o     Wire the money for receipt that day.
      Center will telephone you with your
      account number. Please be sure to
      specify the account registration,
      account number and the fund and
      portfolio name on your wire advice.

o     Wire your initial investment for receipt
      that day.
--------------------------------------------------------------------------------------------------



                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                     MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. ET

                                 SELLING SHARES


--------------------------------------------------------------------------------------------------
SELLING SOME OR ALL OF YOUR SHARES                 CAN BE USED FOR
--------------------------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------------------------
Write us a letter of instruction that              o     Sales of any amount.
includes:

o     your name(s) and signature(s)

o     the fund and portfolio name and
      account number

o     the dollar amount you want to sell

o     how to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing").

Mail the materials to Credit Suisse
Institutional Money Market Fund, Inc.

If only a letter of instruction is required,
you can fax it to the Institutional
Shareholder Services Center (unless a
signature guarantee is required).
--------------------------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------------------------
Call our Institutional Shareholder Services        o     Accounts with telephone
Center to request a redemption. You can                  privileges.
receive the proceeds as:

o     a check mailed to the address of record

o     a wire to your bank

See "By Wire" for details.
--------------------------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------------------------
o     Complete the "Wire Instructions"             o     Requests by phone or mail.
      section of your NEW ACCOUNT APPLICATION.

o     For federal-funds wires, proceeds will
      be wired on the same business day.
--------------------------------------------------------------------------------------------------


                                 HOW TO REACH US


INSTITUTIONAL SERVICES CENTER
Toll Free: 800-222-8977
Fax: 888-606-8252

MAIL:
Credit Suisse Institutional
Money Market Fund, Inc.
P.O. Box 55030 Boston, MA 02205-5030

OVERNIGHT/COURIER SERVICE:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Institutional
Money Market Fund, Inc.
66 Brooks Drive
Braintree, MA 02184


INTERNET WEB SITE
www.credit-suisse.com/us


                                WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
Credit Suisse Institutional
Money Market Fund, Inc.
GOVERNMENT PORTFOLIO
DDA# 9904-649-2
F/F/C: [ACCOUNT NUMBER AND
REGISTRATION]


        SELLING SHARES IN WRITING


      Some circumstances require a written sell order, along with a signature guarantee. These include:

o     accounts whose address of record has been changed within the past 30 days

o     redemptions in certain large accounts (other than by exchange)

o requests to send the proceeds to a different payee or address than on record

o shares represented by certificates, which must be returned with your sell order

      A signature guarantee helps protect against fraud. You can obtain one from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted.

        RECENTLY PURCHASED SHARES

      For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio may delay payment of your cash redemption proceeds for up to 10 calendar days from the day of purchase or until the purchase check has cleared, whichever is first.

                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                     MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. ET

                                 OTHER POLICIES

        TRANSACTION DETAILS


      You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 5:00 p.m. eastern time, you begin to earn dividend distributions on that day.

      Your purchase order will be canceled if you place a telephone order by 5:00 p.m. eastern time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check does not clear.

      If you wire money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after 5:00 p.m. eastern time, then your order will not be executed until 12:00 noon eastern time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.


      During periods of significant economic or market changes, it may be difficult to place orders by telephone.


      Uncashed redemption or distribution checks do not earn interest.

      Since exchanges of portfolio shares for shares of another Credit Suisse Fund will be effected as of 5:00 p.m. eastern time, exchanging shareholders will receive shares of the exchanged-for fund at the price for that fund determined as of 4:00 p.m. eastern time on the day after the exchange out of the portfolio. Consequently, the proceeds of the exchange will be uninvested for one day.


        FREQUENT PURCHASES AND SALES OF PORTFOLIO SHARES

      Frequent purchases and sales of portfolio shares can reduce the returns to long-term shareholders by increasing the portfolio's portfolio transaction costs and interfering with portfolio management strategies. However, because the portfolio is intended to be used for short-term investment or cash management purposes, the Board has not adopted policies and procedures in order to deter excessive or short-term trading of portfolio shares and the portfolio accommodates frequent trading.

      The portfolio has no limit on purchase or exchange transactions. However, the portfolio reserves the right to reject any purchase or exchange order at any time.

      The Boards of the other Credit Suisse Funds have adopted policies and procedures to detect and prevent excessive trading of fund shares, which may apply to exchanges of shares from or into the portfolio. If you plan to exchange your portfolio shares for shares of another Credit Suisse Fund that is not a money market fund, please read the prospectus of that other fund.

        ACCOUNT CHANGES

      Call our Institutional Shareholder Services Center to update your account records whenever you change your address. The Institutional Shareholder Services Center can also help you change your account information or privileges.

        SPECIAL SITUATIONS

      The portfolio reserves the right to:

o change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

o     charge a wire-redemption fee

o make a "redemption in kind"-- payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

o stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                     MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. ET

                                OTHER INFORMATION

        ABOUT THE DISTRIBUTOR


      Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the portfolio's distributor. CSAMSI is affiliated with Credit Suisse Asset Management, LLC and is responsible for:


o     making the portfolio available to you

o     account servicing and maintenance of Class A shares

o     other administrative services related to the sale of Class A shares.


      The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                       This page intentionally left blank

CREDIT SUISSE [LOGO]

                              FOR MORE INFORMATION

      More information about the portfolio is available free upon request, including the following:

        ANNUAL/SEMIANNUAL
        REPORTS TO SHAREHOLDERS

      Includes financial statements, portfolio investments and detailed performance information.

        OTHER INFORMATION


      A current SAI, which provides more details about the portfolio, is on file with the SEC and is incorporated by reference. You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information.

      You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


      Please contact Credit Suisse Funds to obtain, without charge, the SAI, and ANNUAL and SEMIANNUAL REPORTS and other information and to make shareholder inquiries:

BY TELEPHONE:
      800-222-8977

BY FACSIMILE:
      646-354-5026

BY MAIL:
      Credit Suisse
      Institutional Money Market Fund, Inc.
      P.O. Box 55030
      Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
      Boston Financial Data Services, Inc.
      Attn: Credit Suisse Institutional
      Money Market Fund, Inc.
      66 Brooks Drive
      Braintree, MA 02184


ON THE INTERNET:
      www.credit-suisse.com/us

The portfolio's SAI and ANNUAL and SEMIANNUAL REPORTS are available on its website, www.credit-suisse.com/us.


SEC FILE NUMBER:
Credit Suisse Institutional
Money Market Fund, Inc.                 811-10471


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.    MMGP-PRO-A-0506

CREDIT SUISSE [LOGO]


      CREDIT SUISSE INSTITUTIONAL FUND
      Prospectus


      CLASS B SHARES

      May 1, 2006



            CREDIT SUISSE INSTITUTIONAL
            MONEY MARKET FUND, INC.

            o GOVERNMENT PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this PROSPECTUS. It is a criminal offense to state otherwise.

Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

KEY POINTS..................................................................   4
   Goal and Principal Strategies............................................   4
   A Word About Risk........................................................   4
   Investor Profile.........................................................   5

PERFORMANCE SUMMARY.........................................................   6
   Year-by-Year Total Returns...............................................   6
   Average Annual Total Returns.............................................   7

INVESTOR EXPENSES...........................................................   8
   Fees and Portfolio Expenses..............................................   8
   Example..................................................................   9

THE PORTFOLIO IN DETAIL.....................................................  10
   The Management Firm......................................................  10
   Multi-Class Structure....................................................  10
   Portfolio Information Key................................................  10
   Goal and Strategies......................................................  11
   Portfolio Investments....................................................  11
   Risk Factors.............................................................  12
   Portfolio Management.....................................................  12
   Financial Highlights.....................................................  13

MORE ABOUT RISK.............................................................  14
   Introduction.............................................................  14
   Types of Investment Risk.................................................  14
   Certain Investment Practices.............................................  16

MORE ABOUT YOUR PORTFOLIO...................................................  17
   Share Valuation..........................................................  17
   Distributions............................................................  17
   Taxes....................................................................  17
   Statements and Reports...................................................  18

BUYING SHARES...............................................................  19

SELLING SHARES..............................................................  21

OTHER POLICIES..............................................................  22

OTHER INFORMATION...........................................................  24
   About the Distributor....................................................  24

FOR MORE INFORMATION................................................  back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES

--------------------------------------------------------------------------------
GOAL                   PRINCIPAL STRATEGIES               PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------
High current income    o  A money market fund that        o  Credit risk
consistent with           invests at least 80% of its
liquidity and             net assets in obligations       o  Income risk
stability of              issued or guaranteed by the
principal                 U.S. government, its            o  Interest-rate risk
                          agencies or
                          instrumentalities               o  Market risk

                       o  The portfolio also invests
                          in high quality money market
                          instruments such as:

                          o  Fully-collateralized
                             repurchase agreements

                          o  Adjustable rate
                             obligations

                       o  Portfolio managers select
                          investments based on factors
                          such as yield, maturity and
                          liquidity, within the
                          context of their interest-
                          rate outlook

                       o  Seeks to maintain a stable
                          share price of $1
--------------------------------------------------------------------------------

        A WORD ABOUT RISK

      All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

      The principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

      Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

      The issuer of a security may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

INCOME RISK

      The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

      Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

      A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK


      The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities and the mutual funds that invest in them.


        INVESTOR PROFILE

      THE PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

o     want to preserve the value of their investment

o are seeking an investment for the money-market portion of an asset-allocation portfolio

o are investing emergency reserves or other money for which safety and accessibility are more important than total return

      IT MAY NOT BE APPROPRIATE IF YOU:

o     want federal deposit insurance

o     desire the higher income available from longer-term fixed-income funds

o     are investing for capital appreciation

      You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

The bar chart below and the table on the next page provide an indication of the risks of investing in the portfolio. The bar chart shows you how the performance of the portfolio's Class B shares has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of future performance.

                                  [BAR GRAPH]

                           YEAR-BY-YEAR TOTAL RETURNS


--------------------------------------------------------------------------------
YEAR ENDED 12/31:                                          2003    2004    2005
--------------------------------------------------------------------------------
                                                           0.97%   1.10%   2.88%

Best quarter: 0.91% (Q4 05)
Worst quarter: 0.20% (Q2 04)
Inception date: 1/25/02
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS


--------------------------------------------------------------------------------
                                                 ONE YEAR   LIFE OF   INCEPTION
PERIOD ENDED 12/31/05:                             2005      CLASS      DATE
--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO CLASS B                       2.88%     1.69%     1/25/02
--------------------------------------------------------------------------------


The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.

                                     YIELD

To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.

                            UNDERSTANDING PERFORMANCE

o TOTAL RETURN tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a CUMULATIVE RETURN or as an AVERAGE ANNUAL RATE OF RETURN.

o A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The YEAR-BY-YEAR TOTAL RETURNS in the bar chart are examples of one-year cumulative total returns.

o An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, ASSUMING you held it for the entire period.

o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                                INVESTOR EXPENSES


                           FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses (before fee waivers and expense reimbursements or credits) are for the fiscal year ended December 31, 2005.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
  (paid directly from your investment)
--------------------------------------------------------------------------------
Sales charge (load) on purchases                                         NONE
--------------------------------------------------------------------------------
Deferred sales charge (load)                                             NONE
--------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                          NONE
--------------------------------------------------------------------------------
Redemption fees                                                          NONE
--------------------------------------------------------------------------------
Exchange fees                                                            NONE
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
  (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                          0.20%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                    0.10%
--------------------------------------------------------------------------------
Other expenses                                                          0.27%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                              0.57%
--------------------------------------------------------------------------------

* Estimated fees and expenses for the fiscal year ending December 31, 2006 (after waivers and expense reimbursements or credits) are shown below. Fee waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS


Management fee                                                             0.00%
Distribution and service (12b-1) fee                                       0.10%
Other expenses                                                             0.20%
                                                                          -----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                                    0.30%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


--------------------------------------------------------------------------------
       ONE YEAR         THREE YEARS         FIVE YEARS          TEN YEARS
--------------------------------------------------------------------------------
         $58               $183                $318                $714
--------------------------------------------------------------------------------

                             THE PORTFOLIO IN DETAIL

        THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o     Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies


o Is part of the asset management business of Credit Suisse, one of the world's leading banks

o Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

      For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this PROSPECTUS.

      For the 2005 fiscal year, Credit Suisse waived its advisory fee from the portfolio.

      A discussion regarding the basis for the Board of Directors' approval of the investment advisory contract of the fund is available in the fund's ANNUAL REPORT to shareholders for the period ended December 31, 2005.


        MULTI-CLASS STRUCTURE


      The portfolio offers three classes of shares, Class A, Class B and Class
C. This PROSPECTUS offers Class B shares, which are available through financial representatives. Class A and Class C shares of the portfolio are each described in a separate PROSPECTUS.


        PORTFOLIO INFORMATION KEY

      A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

      The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

      The principal types of securities and certain other types of securities in which the portfolio invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

      The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

FINANCIAL HIGHLIGHTS

      A table showing the portfolio's audited financial performance for up to five years. Certain information in the table reflects financial results for a single portfolio share.


o TOTAL RETURN How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all dividend and capital-gain distributions.

      The ANNUAL REPORT includes the auditor's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of this PROSPECTUS.

        GOAL AND STRATEGIES


      The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests at least 80% of its assets, plus any borrowings for investment purposes, in U.S. Government securities. The portfolio also invests in other high quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the portfolio seeks to maintain a stable $1 share price.


      In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.

      The portfolio's 80% investment policy may be changed by the portfolio's Board of Directors on 60 days' notice to shareholders. The portfolio's investment objective may be changed without shareholder approval.

        PORTFOLIO INVESTMENTS

      The portfolio invests in the following types of money-market instruments:

o U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

o     fully-collateralized repurchase agreements

o     adjustable rate obligations

      No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.


      The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under Securities and Exchange Commission ("SEC") rules). To a limited extent, the portfolio may also engage in other investment practices.


      The portfolio's investments in U.S. Government securities include securities that are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association; securities that are backed by the issuer's right to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks and the Federal National Mortgage Association ("Fannie Mae");

and securities that are backed only by the credit of the government-sponsored enterprise, such as obligations of the Federal Home Loan Mortgage Corporation ("Freddie Mac"). The portfolio's investments in Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government.

        RISK FACTORS

      The portfolio's principal risk factors are:

o     credit risk

o     income risk

o     interest-rate risk

o     market risk

      The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

      Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

      These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

        PORTFOLIO MANAGEMENT


      A portfolio management team at Credit Suisse makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's ANNUAL REPORT.



-----------------------------------------------------------------------------------------------------
PERIOD ENDED:                                             12/05       12/04      12/03    12/02 1
-----------------------------------------------------------------------------------------------------
PER SHARE DATA
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000
=====================================================================================================
INVESTMENT OPERATIONS                                    0.0284      0.0110     0.0097     0.0169

Net investment income
-----------------------------------------------------------------------------------------------------
LESS DIVIDENDS

Dividends from net investment income                    (0.0284)    (0.0110)   (0.0097)   (0.0169)

Net asset value, end of period                         $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000
=====================================================================================================
Total return 2                                             2.88%       1.10%      0.97%      1.71%
-----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)               $ 23,497    $ 73,289   $ 92,476   $ 75,169

Ratio of expenses to average net assets                    0.30%       0.30%      0.30%      0.28% 3

Ratio of net investment income to average net assets       2.78%       1.03%      0.96%      1.46% 3

Decrease reflected in above operating expense ratios
    due to waivers/reimbursements                          0.27%       0.18%      0.18%      0.16% 3
-----------------------------------------------------------------------------------------------------



1     For the period January 25, 2002 (inception date) through December 31,
      2002.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                                 MORE ABOUT RISK

        INTRODUCTION

      The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

      The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

        TYPES OF INVESTMENT RISK


      The following risks are referred to throughout this PROSPECTUS.

PRINCIPAL RISK FACTORS

      CREDIT RISK The issuer of a security may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

      INCOME RISK The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

      INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

      A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

      MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities and the mutual funds that invest in them.

OTHER RISK FACTORS


      EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

      o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

      o SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

      EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.


      LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

      PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.


      REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

|X|   Permitted without limitation; does not indicate actual use

20% BOLD TYPE (E.G., 20%) represents an investment limitation as a percentage of NET portfolio assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL portfolio assets; does not indicate actual use


--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
--------------------------------------------------------------------------------

EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated certificates of deposit and other obligations issued or backed by foreign and U.S banks and other issuers. CREDIT, INCOME, INTEREST-RATE, MARKET,
REGULATORY RISKS.                                                           20%
--------------------------------------------------------------------------------

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. CREDIT, EXTENSION, INTEREST-RATE, LIQUIDITY, PREPAYMENT
RISKS.                                                                      |X|
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS The purchase of a security with a commitment to resell the security back to the counterparty at the same price plus
interest. CREDIT RISK.                                                      |X|
--------------------------------------------------------------------------------

VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and permit the indebtedness
of the issuer to vary. CREDIT, INTEREST-RATE, LIQUIDITY, MARKET RISKS.      |X|
--------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change before
delivery. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                    15%
--------------------------------------------------------------------------------

                            MORE ABOUT YOUR PORTFOLIO

        SHARE VALUATION


      The price of your shares is also referred to as their net asset value
(NAV).

      The NAV of each class of the portfolio is determined at 12:00 noon eastern time, as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") (normally 4:00 p.m. eastern time) and at 5:00 p.m. eastern time each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


      The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

        DISTRIBUTIONS

      As an investor in the portfolio, you will receive distributions.


      The portfolio may earn interest from bond, money market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.


      The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.

      Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

        TAXES

      As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

      The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the portfolio.

      As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

      Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

      We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category.

      Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

      Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

      If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

        STATEMENTS AND REPORTS


      The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its PROSPECTUS annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, PROSPECTUS or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, PROSPECTUSES or proxy statements, please contact your financial representative or call 1-800-222-8977.

      The portfolio discloses its portfolio holdings and certain of the portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the portfolio's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in the portfolio's STATEMENT OF ADDITIONAL INFORMATION (SAI).

                                  BUYING SHARES

        OPENING AN ACCOUNT

      You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class B shares may not be available through all financial representatives. You should contact your financial representative for further information.

        BUYING SHARES


      The portfolio is open Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your financial representative must receive your purchase order in proper form, including payment, prior to 12:00 noon eastern time, by the close of the Exchange (normally 4:00 p.m. eastern time) or by 5:00 p.m. eastern time in order for your transaction to be priced at the NAV determined at 12:00 noon eastern time, the close of the Exchange or 5:00 p.m. eastern time, respectively. If the financial representative receives it after 5:00 p.m. eastern time, it will be priced on the next business day at the NAV determined at 12:00 noon eastern time. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means the portfolio or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this PROSPECTUS). The portfolio reserves the right to reject any purchase order.

      In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.


      To purchase shares by check, mail or deliver your check payable to your financial representative who will deposit it into the portfolio. Please write the portfolio name on the check.

      Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash management or brokerage accounts for their customers. A sweep feature allows you to have free credit balances in your brokerage account invested in the portfolio. Free credit balances in excess of the minimums are automatically invested in the portfolio in accordance with the terms of your brokerage account. For more information contact your financial representative.

      Except for automatic sweep arrangements, the minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may impose a minimum account balance necessary to keep your account open. Please read their program materials for any special provisions or additional service guidelines that may apply to your investment. The portfolio reserves the right to modify or waive minimum investment amounts or account balance requirements or to impose a minimum account balance requirement after 15 days' notice to current shareholders of any increases. The portfolio also reserves the right, if it imposes a minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice.


      Investors may purchase shares of the portfolio in exchange for portfolio securities, with Credit Suisse's permission. The portfolio securities must meet the following requirements:


o     Match the portfolio's investment objective and policies


o Be considered by Credit Suisse to be an appropriate investment for the portfolio


o     Be easily valued, liquid and not subject to restrictions on transfer

      You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

                                 SELLING SHARES

        REDEEMING SHARES


      You should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. Your redemption will be processed at the NAV per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares by cash sweep. If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

                                 OTHER POLICIES

        TRANSACTION DETAILS


      You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 5:00 p.m. eastern time, you begin to earn dividend distributions on that day.

      Your purchase order will be canceled if your financial representative places a telephone order by 5:00 p.m. eastern time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check does not clear.

      If your financial representative wires money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after 5:00 p.m. eastern time then your order will not be executed until 12:00 noon eastern time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

      Uncashed redemption or distribution checks do not earn interest.

      Since exchanges of portfolio shares for shares of another Credit Suisse Fund will be effected as of 5:00 p.m. eastern time, exchanging shareholders will receive shares of the exchanged-for fund at the price for that fund determined as of 4:00 p.m. eastern time on the day after the exchange out of the portfolio. Consequently, the proceeds of the exchange will be uninvested for one day.


        FREQUENT PURCHASES AND SALES
        OF PORTFOLIO SHARES

      Frequent purchases and sales of portfolio shares can reduce the returns to long-term shareholders by increasing the portfolio's portfolio transaction costs and interfering with portfolio management strategies. However, because the portfolio is intended to be used for short-term investment or cash management purposes, the Board has not adopted policies and procedures in order to deter excessive or short-term trading of portfolio shares and the portfolio accommodates frequent trading.

      The portfolio has no limit on purchase or exchange transactions. However, the portfolio reserves the right to reject any purchase or exchange order at any time.

      The Boards of the other Credit Suisse Funds have adopted policies and procedures to detect and prevent excessive trading of fund shares, which may apply to exchanges of shares from or into the portfolio. If you plan to exchange your portfolio shares for shares of another Credit Suisse Fund that is not a money market fund, please read the prospectus of that other fund.

        ACCOUNT CHANGES

      Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

        SPECIAL SITUATIONS

      The portfolio reserves the right to:

o change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

o     charge a wire-redemption fee

o make a "redemption in kind" - payment in portfolio securities rather than cash - for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

o stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. EASTERN TIME

                                OTHER INFORMATION

        ABOUT THE DISTRIBUTOR


      Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the portfolio's distributor. CSAMSI is affiliated with Credit Suisse Asset Management, LLC and is responsible for making Class B shares of the portfolio available to you.

      The portfolio has adopted a 12b-1 Plan with respect to its Class B shares pursuant to the rules under the 1940 Act. The plan allows the portfolio to pay for the sale and servicing of Class B shares. Under the plan, the distributor is paid 0.10% of the average daily net assets of the portfolio. Since these fees are paid out of Class B assets on an ongoing basis, over time these fees will increase the cost of your investment. Distribution and service fees are used to pay the distributor to promote the sale of Class B shares and the servicing of accounts of the Class B shareholders.

      The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

      The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

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                                       25

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                                       26

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                                       27

CREDIT SUISSE [LOGO]

                              FOR MORE INFORMATION

      More information about the portfolio is available free upon request, including the following:

        ANNUAL/SEMIANNUAL
        REPORTS TO SHAREHOLDERS

      Includes financial statements, portfolio investments and detailed performance information.

        OTHER INFORMATION


      A current SAI, which provides more details about the portfolio, is on file with the SEC and is incorporated by reference. You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information.

      You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


      Please contact Credit Suisse Funds to obtain, without charge, the SAI, and ANNUAL and SEMIANNUAL REPORTS and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Institutional
   Money Market Fund, Inc.
   P.O. Box 55030
   Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
   Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:


   www.credit-suisse.com/us

The portfolio's SAI and ANNUAL and SEMIANNUAL REPORTS are available on its website, www.credit-suisse.com/us.


SEC FILE NUMBER:
Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o WWW.CREDIT-SUISSE.COM/US


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.    MMGP-PRO-B-0506

CREDIT SUISSE [LOGO]


  CREDIT SUISSE INSTITUTIONAL FUND
  Prospectus

  CLASS C SHARES

  May 1, 2006


            CREDIT SUISSE INSTITUTIONAL
            MONEY MARKET FUND, INC.

            o  GOVERNMENT PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this PROSPECTUS. It is a criminal offense to state otherwise.

Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

KEY POINTS ................................................................   4
  Goal and Principal Strategies ...........................................   4
  A Word About Risk .......................................................   4
  Investor Profile ........................................................   5

PERFORMANCE SUMMARY .......................................................   6
  Year-by-Year Total Returns ..............................................   6
  Average Annual Total Returns ............................................   7

INVESTOR EXPENSES .........................................................   8
  Fees and Portfolio Expenses .............................................   8
  Example .................................................................   9

THE PORTFOLIO IN DETAIL ...................................................  10
  The Management Firm .....................................................  10
  Multi-Class Structure ...................................................  10
  Portfolio Information Key ...............................................  10
  Goal and Strategies .....................................................  11
  Portfolio Investments ...................................................  11
  Risk Factors ............................................................  12
  Portfolio Management ....................................................  12
  Financial Highlights ....................................................  13

MORE ABOUT RISK ...........................................................  14
  Introduction ............................................................  14
  Types of Investment Risk ................................................  14
  Certain Investment Practices ............................................  16

MORE ABOUT YOUR PORTFOLIO .................................................  17
  Share Valuation .........................................................  17
  Distributions ...........................................................  17
  Taxes ...................................................................  17
  Statements and Reports ..................................................  18

BUYING SHARES .............................................................  19

SELLING SHARES ............................................................  21

OTHER POLICIES ............................................................  22

OTHER INFORMATION .........................................................  24
  About the Distributor ...................................................  24

FOR MORE INFORMATION...............................................  back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES


--------------------------------------------------------------------------------------------
GOAL                     PRINCIPAL STRATEGIES                         PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------------------
High current income     o    A money market fund that invests         o    Credit risk
consistent with              at least 80% of its net assets in
liquidity and stability      obligations issued or guaranteed by      o    Income risk
of principal                 the U.S. government, its agencies
                             or instrumentalities                     o    Interest-rate risk

                        o    The portfolio also invests in high       o    Market risk
                             quality money market instruments
                             such as:

                             o    Fully-collateralized repurchase
                                  agreements

                             o    Adjustable rate obligations

                        o    Portfolio managers select
                             investments based on factors such
                             as yield, maturity and liquidity,
                             within the context of their interest-
                             rate outlook

                        o    Seeks to maintain a stable share
                             price of $1
--------------------------------------------------------------------------------------------


        A WORD ABOUT RISK

      All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

      The principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

      Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

      The issuer of a security may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

INCOME RISK

      The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

      Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

      A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK


      The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities and the mutual funds that invest in them.


        INVESTOR PROFILE

      THE PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

o     want to preserve the value of their investment

o are seeking an investment for the money-market portion of an asset-allocation portfolio

o are investing emergency reserves or other money for which safety and accessibility are more important than total return

      IT MAY NOT BE APPROPRIATE IF YOU:

o     want federal deposit insurance

o     desire the higher income available from longer-term fixed-income funds

o     are investing for capital appreciation

      You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

The bar chart below and the table on the next page provide an indication of the risks of investing in the portfolio. The bar chart shows you how the performance of the portfolio's Class C shares has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of future performance.

                                  [BAR GRAPH]


                           YEAR-BY-YEAR TOTAL RETURNS

--------------------------------------------------------------------------------
YEAR ENDED 12/31:                                  2003        2004        2005
--------------------------------------------------------------------------------
                                                   0.82%       0.95%       2.73%

Best quarter: 0.87% (Q4 05)
Worst quarter: 0.16% (Q1 04)
Inception date: 1/25/02
--------------------------------------------------------------------------------

                        AVERAGE ANNUAL TOTAL RETURNS


--------------------------------------------------------------------------------
                                             ONE YEAR      LIFE OF     INCEPTION
PERIOD ENDED 12/31/05:                         2005         CLASS        DATE
--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO CLASS C                   2.73%        1.54%       1/25/02
--------------------------------------------------------------------------------


The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.

                                      YIELD

To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.

                            UNDERSTANDING PERFORMANCE

o TOTAL RETURN tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a CUMULATIVE RETURN or as an AVERAGE ANNUAL RATE OF RETURN.

o A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The YEAR-BY-YEAR TOTAL RETURNS in the bar chart are examples of one-year cumulative total returns.

o An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, ASSUMING you held it for the entire period.

o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses (before fee waivers and expense reimbursements or credits) are for the fiscal year ended December 31, 2005.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
 (paid directly from your investment)
--------------------------------------------------------------------------------
Sales charge (load) on purchases                                           NONE
--------------------------------------------------------------------------------
Deferred sales charge (load)                                               NONE
--------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                            NONE
--------------------------------------------------------------------------------
Redemption fees                                                            NONE
--------------------------------------------------------------------------------
Exchange fees                                                              NONE
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                             0.20%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.25%
--------------------------------------------------------------------------------
Other expenses                                                             0.27%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                                 0.72%
--------------------------------------------------------------------------------

* Estimated fees and expenses for the fiscal year ending December 31, 2006 (after waivers and expense reimbursements or credits) are shown below. Fee waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS


Management fee                                                         0.00%
Distribution and service (12b-1) fees                                  0.25%
Other expenses                                                         0.20%
                                                                       -----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                                0.45%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


--------------------------------------------------------------------------------
      ONE YEAR          THREE YEARS            FIVE YEARS           TEN YEARS
--------------------------------------------------------------------------------
        $74                $230                   $401                 $894
--------------------------------------------------------------------------------

                             THE PORTFOLIO IN DETAIL

        THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o     Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies


o Is part of the asset management business of Credit Suisse, one of the world's leading banks

o Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

      For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this PROSPECTUS.

      For the 2005 fiscal year, Credit Suisse waived its advisory fee from the portfolio.

      A discussion regarding the basis for the Board of Directors' approval of the investment advisory contract of the fund is available in the fund's ANNUAL REPORT to shareholders for the period ended December 31, 2005.


        MULTI-CLASS STRUCTURE

      The portfolio offers three classes of shares, Class A, Class B and Class
C. This PROSPECTUS offers the Class C shares, which are available through financial representatives. The Class A and Class B shares of the portfolio are each described in a separate PROSPECTUS.

        PORTFOLIO INFORMATION KEY

      A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

      The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


      The principal types of securities and certain other types of securities in which the portfolio invests. Secondary investments are also described in "More About Risk."


RISK FACTORS

      The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

FINANCIAL HIGHLIGHTS

      A table showing the portfolio's audited financial performance for up to five years. Certain information in the table reflects financial results for a single portfolio share.

o TOTAL RETURN How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all distributions.

      The ANNUAL REPORT includes the auditor's report, along with the portfolio's financial statement. It is available free upon request through the methods described on the back cover of this PROSPECTUS.

        GOAL AND STRATEGIES


      The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests at least 80% of its assets, plus any borrowings for investment purposes, in U.S. Government securities. The portfolio also invests in other high quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the portfolio seeks to maintain a stable $1 share price.


      In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.

      The portfolio's 80% investment policy may be changed by the portfolio's Board of Directors on 60 days' notice to shareholders. The portfolio's investment objective may be changed without shareholder approval.

        PORTFOLIO INVESTMENTS

      The portfolio invests in the following types of money-market instruments:

o U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

o     fully-collateralized repurchase agreements

o     adjustable rate obligations

      No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.


      The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under Securities and Exchange Commission ("SEC") rules). To a limited extent, the portfolio may also engage in other investment practices.


      The portfolio's investments in U.S. Government securities include securities that are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association; securities that are backed by the issuer's right to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks and the Federal National Mortgage Association ("Fannie Mae"); and securities that are backed only by the credit of the government-sponsored enterprise, such as obligations of the Federal Home Loan Mortgage Corporation ("Freddie Mac"). The portfolio's investments in Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government.

        RISK FACTORS

      The portfolio's principal risk factors are:

o     credit risk

o     income risk

o     interest-rate risk

o     market risk

      The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

      Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

      These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

        PORTFOLIO MANAGEMENT


      A portfolio management team at Credit Suisse makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS

 The figures below have been audited by the portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's ANNUAL REPORT.



----------------------------------------------------------------------------------------------------------------------
PERIOD ENDED:                                                        12/05         12/04         12/03      12/02 1
----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  1.0000      $ 1.0000     $  1.0000     $ 1.0000
======================================================================================================================
INVESTMENT OPERATIONS

Net investment income                                               0.0269        0.0095        0.0082       0.0155
----------------------------------------------------------------------------------------------------------------------
Less DIVIDENDS

Dividends from net investment income                               (0.0269)      (0.0095)      (0.0082)     (0.0155)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  1.0000      $ 1.0000     $  1.0000     $ 1.0000
======================================================================================================================
Total return 2                                                        2.73%         0.95%         0.82%        1.56%
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                         $   8,573      $ 12,894     $  22,874     $ 22,578

Ratio of expenses to average net assets                               0.45%         0.45%         0.45%        0.42% 3

Ratio of net investment income to average net assets                  2.63%         0.88%         0.81%        1.31% 3

Decrease reflected in above operating expense ratios due to
 waivers/reimbursements                                               0.27%         0.18%         0.18%        0.15% 3
----------------------------------------------------------------------------------------------------------------------



1     For the period January 25, 2002 (inception date) through December 31,
      2002.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                                 MORE ABOUT RISK


        INTRODUCTION


      The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

      The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.


        TYPES OF INVESTMENT RISK

      The following risks are referred to throughout this PROSPECTUS.

PRINCIPAL RISK FACTORS

      CREDIT RISK The issuer of a security may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

      INCOME RISK The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

      INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

      A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

      MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities and the mutual funds that invest in them.

OTHER RISK FACTORS


      EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.


      o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment.

          However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

      o SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

      EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.


      LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

      PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.


      REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[X]   Permitted without limitation; does not indicate actual use


20% BOLD TYPE (E.G., 20%) represents an investment limitation as a percentage of NET portfolio assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL portfolio assets; does not indicate actual use




-------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                  LIMIT
-------------------------------------------------------------------------------------------

EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated certificates of deposit and other obligations issued or backed by foreign and U.S. banks
and other issuers. CREDIT, INCOME, INTEREST-RATE, MARKET, REGULATORY RISKS.           20%
-------------------------------------------------------------------------------------------

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other
receivables. CREDIT, EXTENSION, INTEREST-RATE, LIQUIDITY, PREPAYMENT RISKS.           [X]
-------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS The purchase of a security with a commitment to resell the security back to the counterparty at the same price plus
interest. CREDIT RISK.                                                                [X]
-------------------------------------------------------------------------------------------

VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and permit the indebtedness
of the issuer to vary. CREDIT, INTEREST-RATE, LIQUIDITY, MARKET RISKS.                [X]
-------------------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change before
delivery. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                              15%
-------------------------------------------------------------------------------------------


                            MORE ABOUT YOUR PORTFOLIO

        SHARE VALUATION


      The price of your shares is also referred to as their net asset value
(NAV).

      The NAV of each class of the portfolio is determined at 12:00 noon eastern time, as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") (normally 4:00 p.m. eastern time) and at 5:00 p.m. eastern time each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


      The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

        DISTRIBUTIONS

      As an investor in the portfolio, you will receive distributions.


      The portfolio may earn interest from bond, money market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.


      The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of the fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.

      Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

        TAXES

      As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

      The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the portfolio.

      As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

      Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

      We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category.

      Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

      Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

      If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

        STATEMENTS AND REPORTS


      The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its PROSPECTUS annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, PROSPECTUS or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, PROSPECTUSES or proxy statements, please contact your financial representative or call 1-800-222-8977.

      The portfolio discloses its portfolio holdings and certain of the portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the portfolio's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in the portfolio's STATEMENT OF ADDITIONAL INFORMATION (SAI).

                                  BUYING SHARES

        OPENING AN ACCOUNT

      You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class C shares may not be available through all financial representatives. You should contact your financial representative for further information.

        BUYING SHARES


      The portfolio is open Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your financial representative must receive your purchase order in proper form, including payment, prior to 12:00 noon eastern time, by the close of the Exchange (normally 4:00 p.m. eastern time) or by 5:00 p.m. eastern time in order for your transaction to be priced at the NAV determined at 12:00 noon eastern time, the close of the Exchange or 5:00 p.m eastern time, respectively. If the financial representative receives it after 5:00 p.m. eastern time, it will be priced on the next business day at the NAV determined at 12:00 noon eastern time. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means the portfolio or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this PROSPECTUS). The portfolio reserves the right to reject any purchase order.

      In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.


      To purchase shares by check, mail or deliver your check payable to your financial representative who will deposit it into the portfolio. Please write the portfolio name on the check.

      Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash management or brokerage accounts for their customers. A sweep feature allows you to have free credit balances in your brokerage account invested in the portfolio. Free credit balances in excess of the minimums are automatically invested in the portfolio in accordance with the terms of your brokerage account. For more information contact your financial representative.

      Except for automatic sweep arrangements, the minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may impose a minimum account balance requirement necessary to keep your account open. Please read their program materials for any special provisions or additional service guidelines that may apply to your investment. The portfolio reserves the right to modify or waive minimum investment amounts or account balance requirements or to impose a minimum account balance requirement after 15 days' notice to current shareholders of any increases. The portfolio also reserves the right, if it imposes a minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice.


      Investors may purchase shares of the portfolio in exchange for portfolio securities, with Credit Suisse's permission. The portfolio securities must meet the following requirements:

o     Match the portfolio's investment objective and policies

o Be considered by Credit Suisse to be an appropriate investment for the portfolio


o     Be easily valued, liquid and not subject to restrictions on transfer

      You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

                                 SELLING SHARES

        REDEEMING SHARES


      You should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. Your redemption will be processed at the NAV per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares by cash sweep. If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

                                 OTHER POLICIES

        TRANSACTION DETAILS


      You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 5:00 p.m. eastern time, you begin to earn dividend distributions on that day.

      Your purchase order will be canceled if your financial representative places a telephone order by 5:00 p.m. eastern time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check does not clear.

      If your financial representative wires money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after 5:00 p.m. eastern time, then your order will not be executed until 12:00 noon eastern time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

      Uncashed redemption or distribution checks do not earn interest.

      Since exchanges of portfolio shares for shares of another Credit Suisse Fund will be effected as of 5:00 p.m. eastern time, exchanging shareholders will receive shares of the exchanged-for fund at the price for that fund determined as of 4:00 p.m. eastern time on the day after the exchange out of the portfolio. Consequently, the proceeds of the exchange will be uninvested for one day.


        FREQUENT PURCHASES AND SALES
        OF PORTFOLIO SHARES

      Frequent purchases and sales of portfolio shares can reduce the returns to long-term shareholders by increasing the portfolio's portfolio transaction costs and interfering with portfolio management strategies. However, because the portfolio is intended to be used for short-term investment or cash management purposes, the Board has not adopted policies and procedures in order to deter excessive or short-term trading of portfolio shares and the portfolio accommodates frequent trading.

      The portfolio has no limit on purchase or exchange transactions. However, the portfolio reserves the right to reject any purchase or exchange order at any time.

      The Boards of the other Credit Suisse Funds have adopted policies and procedures to detect and prevent excessive trading of fund shares, which may apply to exchanges of shares from or into the portfolio. If you plan to exchange your portfolio shares for shares of another Credit Suisse Fund that is not a money market fund, please read the prospectus of that other fund.

        ACCOUNT CHANGES

      Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

        SPECIAL SITUATIONS

      The portfolio reserves the right to:

o change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

o     charge a wire-redemption fee

o make a "redemption in kind"-- payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

o stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

             INSTITUTIONAL SHAREHOLDER SERVICES CENTER 800-222-8977
                MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. EASTERN TIME

                                OTHER INFORMATION

        ABOUT THE DISTRIBUTOR


      Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the portfolio's distributor. CSAMSI is affiliated with Credit Suisse Asset Management, LLC and is responsible for making Class C shares of the portfolio available to you.

      The portfolio has adopted a 12b-1 Plan with respect to its Class C shares pursuant to the rules under the 1940 Act. The plan allows the portfolio to pay for the sale and servicing of Class C shares. Under the plan, the distributor is paid 0.25% of the average daily net assets of the portfolio. Since these fees are paid out of Class C assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges. Distribution and service fees are used to pay the distributor to promote the sale of Class C shares and the servicing of accounts of the Class C shareholders.


      The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.


      The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

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                                       25

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                                       26

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                                       27

CREDIT SUISSE [LOGO]

                              FOR MORE INFORMATION

      More information about the portfolio is available free upon request, including the following:

        ANNUAL/SEMIANNUAL
        REPORTS TO SHAREHOLDERS

      Includes financial statements, portfolio investments and detailed performance information.

        OTHER INFORMATION


      A current SAI, which provides more details about the portfolio, is on file with the SEC and is incorporated by reference.

      You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


      Please contact Credit Suisse Funds to obtain, without charge, the SAI, and ANNUAL and SEMIANNUAL REPORTS and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Institutional
   Money Market Fund, Inc.
   P.O. Box 55030
   Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
   Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184


ON THE INTERNET:
   www.credit-suisse.com/us

The portfolio's SAI and ANNUAL and SEMIANNUAL REPORTS are available on its website, www.credit-suisse.com/us.


SEC FILE NUMBER:
Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.    MMGP-PRO-C-0506

CREDIT SUISSE [LOGO]


   CREDIT SUISSE INSTITUTIONAL FUND
   Prospectus

   CLASS A SHARES

   May 1, 2006


          CREDIT SUISSE INSTITUTIONAL
          MONEY MARKET FUND, INC.

          o PRIME PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this PROSPECTUS. It is a criminal offense to state otherwise.

Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS..................................................................   4
   Goal and Principal Strategies............................................   4
   A Word About Risk........................................................   4
   Investor Profile.........................................................   5

PERFORMANCE SUMMARY.........................................................   6
   Year-by-Year Total Returns...............................................   6
   Average Annual Total Returns.............................................   7

INVESTOR EXPENSES...........................................................   8
   Fees and Portfolio Expenses..............................................   8
   Example..................................................................   9

THE PORTFOLIO IN DETAIL.....................................................  10
   The Management Firm......................................................  10
   Multi-Class Structure....................................................  10
   Portfolio Information Key................................................  10
   Goal and Strategies......................................................  11
   Portfolio Investments....................................................  11
   Risk Factors.............................................................  12
   Portfolio Management.....................................................  12
   Financial Highlights.....................................................  13

MORE ABOUT RISK.............................................................  14
   Introduction.............................................................  14
   Types of Investment Risk.................................................  14
   Certain Investment Practices.............................................  16

MORE ABOUT YOUR PORTFOLIO...................................................  17
   Share Valuation..........................................................  17
   Distributions............................................................  17
   Taxes....................................................................  17
   Statements and Reports...................................................  18

BUYING SHARES...............................................................  19

SELLING SHARES..............................................................  22

OTHER POLICIES..............................................................  24

OTHER INFORMATION...........................................................  26
   About the Distributor....................................................  26

FOR MORE INFORMATION................................................  back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES


-------------------------------------------------------------------------------------------
GOAL                     PRINCIPAL STRATEGIES                      PRINCIPAL RISK FACTORS
-------------------------------------------------------------------------------------------
High current income      o    A money market fund that invests     o    Credit risk
consistent with               in high-quality money-market
liquidity and                 instruments such as:                 o    Income risk
stability of
principal                     o    obligations issued or           o    Interest-rate risk
                                   guaranteed by the
                                   U.S. government, its            o    Market risk
                                   agencies or
                                   instrumentalities

                              o    bank and corporate debt
                                   obligations

                              o    fully-collateralized
                                   repurchase agreements

                         o    Portfolio managers select
                              investments based on factors
                              such as yield, maturity and
                              liquidity, within the context
                              of their interest-rate outlook

                         o    Seeks to maintain a stable
                              share price of $1
-------------------------------------------------------------------------------------------


        A WORD ABOUT RISK

      All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

      The principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

      Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

      The issuer of a security may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

INCOME RISK

      The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

      Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

      A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK


      The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including debt securities and the mutual funds that invest in them.


        INVESTOR PROFILE

      THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

o     want to preserve the value of their investment

o are seeking an investment for the money-market portion of an asset-allocation portfolio

o are investing emergency reserves or other money for which safety and accessibility are more important than total return

      IT MAY NOT BE APPROPRIATE IF YOU:

o     want federal deposit insurance

o     desire the higher income available from longer-term fixed-income funds

o     are investing for capital appreciation

      You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

The bar chart below and the table on the next page provide an indication of the risks of investing in the portfolio. The bar chart shows you how the performance of the portfolio's Class A shares has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of future performance.

                                   [BAR GRAPH]


                           YEAR-BY-YEAR TOTAL RETURNS
--------------------------------------------------------------------------------
YEAR ENDED 12/31:                                  2002     2003    2004    2005
--------------------------------------------------------------------------------
                                                  1.63%    1.06%   1.22%   3.15%

Best quarter: 1.01% (Q4 05)
Worst quarter: 0.23% (Q2 04)
Inception date: 11/28/01
--------------------------------------------------------------------------------

                        AVERAGE ANNUAL TOTAL RETURNS


--------------------------------------------------------------------------------
                                              ONE YEAR     LIFE OF    INCEPTION
PERIOD ENDED 12/31/05:                          2005        CLASS        DATE
--------------------------------------------------------------------------------
PRIME PORTFOLIO CLASS A                         3.15%       1.76%      11/28/01
--------------------------------------------------------------------------------


The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.

                                      YIELD

To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.

                            UNDERSTANDING PERFORMANCE

o TOTAL RETURN tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a CUMULATIVE RETURN or as an AVERAGE ANNUAL RATE OF RETURN.

o A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The YEAR-BY-YEAR TOTAL RETURNS in the bar chart are examples of one-year cumulative total returns.

o An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, ASSUMING you held it for the entire period.

o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are for the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
  (paid directly from your investment)
--------------------------------------------------------------------------------
Sales charge (load) on purchases                                           NONE
--------------------------------------------------------------------------------
Deferred sales charge (load)                                               NONE
--------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                            NONE
--------------------------------------------------------------------------------
Redemption fees                                                            NONE
--------------------------------------------------------------------------------
Exchange fees                                                              NONE
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
  (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                             0.20%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                             0.11%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                  0.31%
--------------------------------------------------------------------------------

* Estimated fees and expenses for the 2006 fiscal year are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

EXPENSES AFTER WAIVERS,
REIMBURSEMENTS OR CREDITS

Management fee                                                         0.00%
Distribution and service (12b-1) fees                                  NONE
Other expenses                                                         0.10%
                                                                       -----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                                0.10%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above after fee waivers and expense reimbursements or credits, and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


--------------------------------------------------------------------------------
      ONE YEAR             THREE YEARS           FIVE YEARS          TEN YEARS
--------------------------------------------------------------------------------
        $32                    $100                 $174                $393
--------------------------------------------------------------------------------

                             THE PORTFOLIO IN DETAIL

        THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o     Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies


o Is part of the asset management business of Credit Suisse, one of the world's leading banks

o Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

      For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this PROSPECTUS.

      For the 2005 fiscal year, the portfolio paid Credit Suisse 0.02% of its average net assets for advisory services.

      A discussion regarding the basis for the Board of Directors' approval of the investment advisory contract of the fund is available in the fund's ANNUAL REPORT to shareholders for the period ended December 31, 2005.


        MULTI-CLASS STRUCTURE


      The portfolio offers three classes of shares, Class A, Class B and Class
C. This PROSPECTUS offers Class A shares, which are available directly from the portfolio. Class B and Class C shares of the portfolio are described in separate PROSPECTUSES.


        PORTFOLIO INFORMATION KEY

      A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

      The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

      The principal types of securities and certain other types of securities in which the portfolio invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

      The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

FINANCIAL HIGHLIGHTS

      A table showing the portfolio's audited financial performance for up to five years. Certain information in the table reflects financial results for a single portfolio share.

o TOTAL RETURN How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all distributions.

      The ANNUAL REPORT includes the auditor's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of this PROSPECTUS.

        GOAL AND STRATEGIES


      The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, the portfolio seeks to maintain a stable $1 share price.


      In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition, in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.

      The portfolio's investment objective may be changed without shareholder approval.

        PORTFOLIO INVESTMENTS

      The portfolio invests in the following types of money-market instruments:

o U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

o U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

o high quality commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

o     fully-collateralized repurchase agreements

o     mortgage-and asset-backed securities

      No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.


      The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under Securities and Exchange Commission ("SEC") rules).

To a limited extent, the portfolio may also engage in other investment practices.

        RISK FACTORS

      The portfolio's principal risk factors are:

o     credit risk

o     income risk

o     interest-rate risk

o     market risk


      The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.


      Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.


      These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.


        PORTFOLIO MANAGEMENT


      A portfolio management team at Credit Suisse makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's ANNUAL REPORT.



-----------------------------------------------------------------------------------------------------------------
PERIOD ENDED:                                 12/05         12/04         12/03         12/02        12/01 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
=================================================================================================================
INVESTMENT OPERATIONS

Net investment income                           0.0311        0.0122        0.0105        0.0162        0.0016
-----------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS

Dividends from net investment income           (0.0311)      (0.0122)      (0.0105)      (0.0162)      (0.0016)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
=================================================================================================================
Total return 2                                    3.15%         1.22%         1.06%         1.63%         0.16%
-----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)    $  729,578    $  228,764    $  184,178    $  213,837    $  169,164

Ratio of expenses to average net assets           0.13%         0.20%         0.20%         0.18%         0.20% 3

Ratio of net investment income to
  average net assets                              3.32%         1.27%         1.07%         1.62%         1.71% 3

Decrease reflected in above operating
  expense ratios due to
  waivers/reimbursements                          0.18%         0.11%         0.10%         0.17%         0.55% 3
-----------------------------------------------------------------------------------------------------------------



1     For the period November 28, 2001 (inception date) through December 31,
      2001.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                                 MORE ABOUT RISK

        INTRODUCTION

      The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

      The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

        TYPES OF INVESTMENT RISK


      The following risks are referred to throughout this PROSPECTUS.

PRINCIPAL RISK FACTORS

      CREDIT RISK The issuer of a security may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

      INCOME RISK The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

      INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

      A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

      MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities and the mutual funds that invest in them.

OTHER RISK FACTORS


      EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

      o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

      o SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

      EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.


      LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

      PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.


      REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

      VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the portfolio.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice

KEY TO TABLE:

[X]   Permitted without limitation; does not indicate actual use


20% BOLD TYPE (E.G., 20%) represents an investment limitation as a percentage of NET portfolio assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL portfolio assets; does not indicate actual use


[ ]   Permitted, but not expected to be used to a significant extent



-------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                LIMIT
-------------------------------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated certificates of deposit and other obligations issued or backed by foreign and U.S. banks and
other issuers. CREDIT, INCOME, INTEREST-RATE, MARKET, REGULATORY RISKS.             [X]
-------------------------------------------------------------------------------------------

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. CREDIT,
EXTENSION, INTEREST-RATE, LIQUIDITY, PREPAYMENT RISKS.                              [X]
-------------------------------------------------------------------------------------------

MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal securities holders. CREDIT, INTEREST-RATE, MARKET,
REGULATORY RISKS.                                                                   [ ]
-------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS The purchase of a security with a commitment to resell the
security back to the counterparty at the same price plus interest. CREDIT RISK.     [X]
-------------------------------------------------------------------------------------------

RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities with restrictions on trading, or those not actively traded. May include private placements.
LIQUIDITY, MARKET, VALUATION RISKS.                                                 10%
-------------------------------------------------------------------------------------------

VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and permit the indebtedness of the
issuer to vary. CREDIT, INTEREST-RATE, LIQUIDITY, MARKET RISKS.                     [X]
-------------------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change before
delivery. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                            15%
-------------------------------------------------------------------------------------------


                            MORE ABOUT YOUR PORTFOLIO

        SHARE VALUATION


      The price of your shares is also referred to as their net asset value
(NAV).

      The NAV of each class of the portfolio is determined at 12:00 noon eastern time, as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") (normally 4:00 p.m. eastern time) and at 5:00 p.m. eastern time each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


      The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

        DISTRIBUTIONS

      As an investor in the portfolio, you will receive distributions.


      The portfolio may earn interest from bond, money market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.


      The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.

      Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

        TAXES

      As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

      The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the portfolio.

      As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

      Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

      We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category.

      Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

      Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

      If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

        STATEMENTS AND REPORTS

      In general, you will receive account statements as follows:

o after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

o     after any changes of name or address of the registered owner(s)

o     otherwise, at least every calendar quarter


      The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its PROSPECTUS annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, PROSPECTUS or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, PROSPECTUSES or proxy statements, please call 1-800-222-8977.

      The portfolio discloses its portfolio holdings and certain of the portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the portfolio's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in the portfolio's STATEMENT OF ADDITIONAL INFORMATION (SAI).

                                  BUYING SHARES

        OPENING AN ACCOUNT

      Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

      If you need an application, call our Institutional Shareholder Services Center to receive one by mail or fax. You can make your initial investment by wire.

        BUYING SHARES


      The portfolio is open Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. If we receive your request in proper form, including payment, by 12:00 noon eastern time, by the close of the Exchange (normally 4:00 p.m. eastern time) or by 5:00 p.m. eastern time, your transaction will be priced at the NAV determined at 12:00 noon eastern time, the close of the Exchange or 5:00 p.m. eastern time, respectively. If we receive a request after 5:00 p.m. eastern time, it will be priced on the next business day at the NAV determined at 12:00 noon eastern time. "Proper form" means the portfolio has received a completed purchase application and payment for shares (as described in this PROSPECTUS). The portfolio reserves the right to reject any purchase order.

      In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.


      The minimum initial investment in the portfolio is $1 million. There is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. The portfolio reserves the right to modify or waive minimum investment amounts or to impose a minimum account balance requirement after 15 days' notice to current shareholders of any increases. The portfolio also reserves the right, if it imposes a minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice.


      Investors may purchase shares of the portfolio in exchange for portfolio securities, with Credit Suisse's permission. The portfolio securities must meet the following requirements:

o     Match the portfolio's investment objective and policies


o Be considered by Credit Suisse to be an appropriate investment for the portfolio


o     Be easily valued, liquid and not subject to restrictions on transfer

      You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

        ADDING TO AN ACCOUNT

      You can add to your account in a variety of ways, as shown in the table.

                                  BUYING SHARES


--------------------------------------------------------------------------------------------------
OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------------------------
o  Complete a NEW ACCOUNT APPLICATION.          o  Make your check payable to Credit Suisse
                                                   Institutional Money Market Fund, Inc., Class A.
o  Make your check payable to Credit Suisse
   Institutional Money Market Fund, Inc.,       o  Write the account number and the portfolio
   Class A.                                        name on the check.

o  Write the portfolio name on the check.       o  Mail to the fund.

o  Mail to the fund.
--------------------------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------------------------
o  Call our Institutional Shareholder           o  Call our Institutional Shareholder Services
   Services Center to request an exchange          Center to request an exchange from another
   from another Credit Suisse Institutional        Credit Suisse Institutional fund or portfolio.
   fund or portfolio. Be sure to read the
   current PROSPECTUS for the new fund or       o  If you do not have telephone privileges, mail
   portfolio.                                      or fax a letter of instruction.

o  If you do not have telephone privileges,
   mail or fax a letter of instruction.
--------------------------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------------------------

o  Complete and sign the NEW ACCOUNT            o  Call our Institutional Shareholder Services
   APPLICATION.                                    Center by 12:00 noon eastern time, 4:00 p.m.
                                                   eastern time or 5:00 p.m. eastern time to
o  Call our Institutional Shareholder              inform us of the incoming wire. Please be sure
   Services Center and fax the signed NEW          to specify the account registration, account
   ACCOUNT APPLICATION by 12:00 noon               number and the fund and portfolio name on your
   eastern time, 4:00 p.m. eastern time or         wire advice.
   5:00 p.m. eastern time.
                                                o  Wire the money for receipt that day.
o  The Institutional Shareholder Services
   Center will telephone you with your
   account number. Please be sure to
   specify the account registration,
   account number and the fund and
   portfolio name on your wire advice.

o  Wire your initial investment for receipt
   that day.
--------------------------------------------------------------------------------------------------



                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
               MONDAY -- FRIDAY, 8:30 A.M. -- 6 P.M. EASTERN TIME

                                 SELLING SHARES


--------------------------------------------------------------------------------------------------
SELLING SOME OR ALL OF YOUR SHARES              CAN BE USED FOR
--------------------------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------------------------
Write us a letter of instruction that           o  Sales of any amount.
includes:

o  your name(s) and signature(s)

o  the fund and portfolio name and account
   number

o  the dollar amount you want to sell

o  how to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing").

Mail the materials to Credit Suisse
Institutional Money Market Fund, Inc.

If only a letter of instruction is
required, you can fax it to the
Institutional Shareholder Services Center
(unless a signature guarantee is required).
--------------------------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------------------------
Call our Institutional Shareholder              o  Accounts with telephone privileges.
Services Center to request a redemption.
You can receive the proceeds as:

o  a check mailed to the address of record

o  a wire to your bank

See "By Wire" for details.
--------------------------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------------------------
o  Complete the "Wire Instructions"             o  Requests by phone or mail.
   section of your NEW ACCOUNT APPLICATION.

o  For federal-funds wires, proceeds
   will be wired on the same business day.
--------------------------------------------------------------------------------------------------


                                 HOW TO REACH US

INSTITUTIONAL SHAREHOLDER
SERVICES CENTER
Toll Free: 800-222-8977
Fax: 888-606-8252

MAIL:
Credit Suisse Institutional
Money Market Fund, Inc.
P.O. Box 55030
Boston, MA 02205-5030

OVERNIGHT/COURIER SERVICE:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Institutional
Money Market Fund, Inc.
66 Brooks Drive
Braintree, MA 02184


INTERNET WEB SITE
www.credit-suisse.com/us


                               WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
Credit Suisse Institutional
Money Market Fund, Inc.
PRIME PORTFOLIO
DDA# 9904-649-2
F/F/C: [ACCOUNT NUMBER AND REGISTRATION]

        SELLING SHARES IN WRITING

      Some circumstances require a written sell order, along with a signature guarantee. These include:

o     accounts whose address of record has been changed within the past 30 days

o     redemptions in certain large accounts (other than by exchange)

o requests to send the proceeds to a different payee or address than on record

o shares represented by certificates, which must be returned with your sell order

      A signature guarantee helps protect against fraud. You can obtain one from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted.

        RECENTLY PURCHASED SHARES

      For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio may delay payment of your cash redemption proceeds for up to 10 calendar days from the day of purchase or until the purchase check has cleared, whichever is first.

                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                 MONDAY--FRIDAY, 8:30 A.M.--6 P.M. EASTERN TIME

                                 OTHER POLICIES

        TRANSACTION DETAILS


      You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 5:00 p.m. eastern time, you begin to earn dividend distributions on that day.

      Your purchase order will be canceled if you place a telephone order by 5:00 p.m. eastern time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check does not clear.

      If you wire money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after 5:00 p.m. eastern time, then your order will not be executed until 12:00 noon eastern time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.


      During periods of significant economic or market change, it may be difficult to place orders by telephone.


      Uncashed redemption or distribution checks do not earn interest.

      Since exchanges of portfolio shares for shares of another Credit Suisse Fund will be effected as of 5:00 p.m. eastern time, exchanging shareholders will receive shares of the exchanged-for fund at the price for that fund determined as of 4:00 p.m. eastern time on the day after the exchange out of the portfolio. Consequently, the proceeds of the exchange will be uninvested for one day.


        FREQUENT PURCHASES AND SALES
        OF PORTFOLIO SHARES

      Frequent purchases and sales of portfolio shares can reduce the returns to long-term shareholders by increasing the portfolio's portfolio transaction costs and interfering with portfolio management strategies. However, because the portfolio is intended to be used for short-term investment or cash management purposes, the Board has not adopted policies and procedures in order to deter excessive or short-term trading of portfolio shares and the portfolio accommodates frequent trading.

      The portfolio has no limit on purchase or exchange transactions. However, the portfolio reserves the right to reject any purchase or exchange order at any time.

      The Boards of the other Credit Suisse Funds have adopted policies and procedures to detect and prevent excessive trading of fund shares, which may apply to exchanges of shares from or into the portfolio. If you plan to exchange your portfolio shares for shares of another Credit Suisse Fund that is not a money market fund, please read the prospectus of that other fund.

        ACCOUNT CHANGES

      Call our Institutional Shareholder Services Center to update your account records whenever you change your address. The Institutional Shareholder Services Center can also help you change your account information or privileges.

        SPECIAL SITUATIONS

      The portfolio reserves the right to:

o change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

o     charge a wire-redemption fee

o make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

o stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                 MONDAY--FRIDAY, 8:30 A.M.--6 P.M. EASTERN TIME

                                OTHER INFORMATION

        ABOUT THE DISTRIBUTOR


      Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the portfolio's distributor. CSAMSI is affiliated with Credit Suisse Asset Management, LLC and is responsible for:


o     making the portfolio available to you

o     account servicing and maintenance of Class A shares

o     other administrative services related to the sale of Class A shares


      The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                       This page intentionally left blank

CREDIT SUISSE [LOGO]

                              FOR MORE INFORMATION

      More information about the portfolio is available free upon request, including the following:

        ANNUAL/SEMIANNUAL
        REPORTS TO SHAREHOLDERS

      Includes financial statements, portfolio investments and detailed performance information.

        OTHER INFORMATION


      A current SAI, which provides more details about the portfolio, is on file with the SEC and is incorporated by reference.



      You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

      Please contact Credit Suisse Funds to obtain, without charge, the SAI and ANNUAL and SEMIANNUAL REPORTS and other information and to make shareholder inquiries:


BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Institutional
   Money Market Fund, Inc.
   P.O. Box 55030
   Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
   Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184


ON THE INTERNET:
   www.credit-suisse.com/us

The portfolio's SAI and ANNUAL and SEMIANNUAL REPORTS are available on its website, www.credit-suisse.com/us.


SEC FILE NUMBER:
Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.    MMPP-PRO-A-0506

CREDIT SUISSE [LOGO]


   CREDIT SUISSE INSTITUTIONAL FUND
   Prospectus

   CLASS B SHARES

   May 1, 2006


          CREDIT SUISSE INSTITUTIONAL
          MONEY MARKET FUND, INC.

          o PRIME PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this PROSPECTUS. It is a criminal offense to state otherwise.

Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS..................................................................   4
   Goal and Principal Strategies............................................   4
   A Word About Risk........................................................   4
   Investor Profile.........................................................   5

PERFORMANCE SUMMARY.........................................................   6
   Year-by-Year Total Returns...............................................   6
   Average Annual Total Returns.............................................   7

INVESTOR EXPENSES...........................................................   8
   Fees and Portfolio Expenses..............................................   8
   Example..................................................................   9

THE PORTFOLIO IN DETAIL.....................................................  10
   The Management Firm......................................................  10
   Multi-Class Structure....................................................  10
   Portfolio Information Key................................................  10
   Goal and Strategies......................................................  11
   Portfolio Investments....................................................  11
   Risk Factors.............................................................  12
   Portfolio Management.....................................................  12
   Financial Highlights.....................................................  13

MORE ABOUT RISK.............................................................  14
   Introduction.............................................................  14
   Types of Investment Risk.................................................  14
   Certain Investment Practices.............................................  16

MORE ABOUT YOUR PORTFOLIO...................................................  17
   Share Valuation..........................................................  17
   Distributions............................................................  17
   Taxes....................................................................  17
   Statements and Reports...................................................  18

BUYING SHARES...............................................................  19

SELLING SHARES..............................................................  21

OTHER POLICIES..............................................................  22

OTHER INFORMATION...........................................................  24
   About the Distributor....................................................  24

FOR MORE INFORMATION................................................  back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES


-------------------------------------------------------------------------------------------
GOAL                     PRINCIPAL STRATEGIES                      PRINCIPAL RISK FACTORS
-------------------------------------------------------------------------------------------
High current income      o    A money market fund that invests     o    Credit risk
consistent with               in high-quality money-market
liquidity and stability       instruments such as:                 o    Income risk
of principal
                              o    obligations issued or           o    Interest-rate risk
                                   guaranteed by the U.S.
                                   government, its agencies or     o    Market risk
                                   instrumentalities

                              o    bank and corporate debt
                                   obligations

                              o    fully-collateralized
                                   repurchase agreements

                         o    Portfolio managers select
                              investments based on factors such
                              as yield, maturity and liquidity,
                              within the context of their
                              interest- rate outlook

                         o    Seeks to maintain a stable share
                              price of $1

---------------------------------------------------------------------------------------


        A WORD ABOUT RISK

      All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

      The principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

      Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

      The issuer of a security may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

INCOME RISK

      The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

      Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

      A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK


      The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities and the mutual funds that invest in them.


        INVESTOR PROFILE

      THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

o     want to preserve the value of their investment

o are seeking an investment for the money-market portion of an asset-allocation portfolio

o are investing emergency reserves or other money for which safety and accessibility are more important than total return

      IT MAY NOT BE APPROPRIATE IF YOU:

o     want federal deposit insurance

o     desire the higher income available from longer-term fixed-income funds

o     are investing for capital appreciation

      You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

The bar chart below and the table on the next page provide an indication of the risks of investing in the portfolio. The bar chart shows you how the performance of the portfolio's Class B shares has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of future performance.

                                   [BAR GRAPH]

                           YEAR-BY-YEAR TOTAL RETURNS


--------------------------------------------------------------------------------
YEAR ENDED 12/31:                                  2002     2003    2004    2005
--------------------------------------------------------------------------------
                                                  1.53%    0.95%   1.12%   3.05%

Best quarter: 0.98% (Q4 05)
Worst quarter: 0.20% (Q1 04)
Inception date: 11/28/01
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS


--------------------------------------------------------------------------------
                                                 ONE YEAR     LIFE OF  INCEPTION
PERIOD ENDED 12/31/05:                             2005        CLASS     DATE
--------------------------------------------------------------------------------
PRIME PORTFOLIO CLASS B                            3.05%       1.66%   11/28/01
--------------------------------------------------------------------------------


The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.

                                      YIELD

To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.

                            UNDERSTANDING PERFORMANCE

o TOTAL RETURN tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a CUMULATIVE RETURN or as an AVERAGE ANNUAL RATE OF RETURN.

o A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The YEAR-BY-YEAR TOTAL RETURNS in the bar chart are examples of one-year cumulative total returns.

o An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, ASSUMING you held it for the entire period.

o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are for the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
  (paid directly from your investment)
--------------------------------------------------------------------------------
Sales charge (load) on purchases                                           NONE
--------------------------------------------------------------------------------
Deferred sales charge (load)                                               NONE
--------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                            NONE
--------------------------------------------------------------------------------
Redemption fees                                                            NONE
--------------------------------------------------------------------------------
Exchange fees                                                              NONE
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
  (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                             0.20%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.10%
--------------------------------------------------------------------------------
Other expenses                                                             0.11%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                  0.41%
--------------------------------------------------------------------------------

* Estimated fees and expenses for the 2006 fiscal year are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

EXPENSES AFTER WAIVERS,
REIMBURSEMENTS OR CREDITS

Management fee                                                             0.00%
Distribution and service (12b-1) fees                                      0.10%
Other expenses                                                             0.10%
                                                                           -----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                                    0.20%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above after fee waivers and expense reimbursements or credits, and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


--------------------------------------------------------------------------------
      ONE YEAR          THREE YEARS            FIVE YEARS           TEN YEARS
--------------------------------------------------------------------------------
        $42                $132                   $230                 $518
--------------------------------------------------------------------------------

                             THE PORTFOLIO IN DETAIL

        THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o     Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies


o Is part of the asset management business of Credit Suisse, one of the world's leading banks

o Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

      For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this PROSPECTUS.

      For the 2005 fiscal year, the portfolio paid Credit Suisse 0.02% of its average net assets for advisory services.

      A discussion regarding the basis for the Board of Directors' approval of the investment advisory contract of the fund is available in the fund's ANNUAL REPORT to shareholders for the period ended December 31, 2005.


        MULTI-CLASS STRUCTURE


      The portfolio offers three classes of shares, Class A, Class B and Class
C. This PROSPECTUS offers Class B shares, which are available through financial representatives. Class A and Class C shares of the portfolio are described in separate PROSPECTUSES.


        PORTFOLIO INFORMATION KEY

      A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

      The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

      The principal types of securities and certain other types of securities in which the portfolio invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

      The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

FINANCIAL HIGHLIGHTS

      A table showing the portfolio's audited financial performance for up to five years. Certain information in the table reflects financial results for a single portfolio share.

o TOTAL RETURN How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all distributions.

      The ANNUAL REPORT includes the auditor's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of this PROSPECTUS.

        GOAL AND STRATEGIES


      The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the portfolio seeks to maintain a stable $1 share price.


      In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition, in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.

      The portfolio's investment objective may be changed without shareholder approval.

        PORTFOLIO INVESTMENTS

      The portfolio invests in the following types of money-market instruments:

o U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

o U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

o high quality commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

o     fully-collateralized repurchase agreements

o     mortgage- and asset-backed securities


      No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

      The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under Securities and Exchange Commission ("SEC") rules). To a limited extent, the portfolio may also engage in other investment practices.


        RISK FACTORS

      The portfolio's principal risk factors are:

o     credit risk

o     income risk

o     interest-rate risk

o     market risk


      The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.


      Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.


      These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

        PORTFOLIO MANAGEMENT

      A portfolio management team at Credit Suisse makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's ANNUAL REPORT.



-----------------------------------------------------------------------------------------------------------------------
PERIOD ENDED:                                              12/05        12/04        12/03        12/02      12/01 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
=======================================================================================================================
INVESTMENT OPERATIONS

Net investment income                                     0.0301       0.0112       0.0095       0.0152       0.0015
-----------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS

Dividends from net investment income                     (0.0301)     (0.0112)     (0.0095)     (0.0152)     (0.0015)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
=======================================================================================================================
Total return 2                                              3.05%        1.12%        0.95%        1.53%        0.15%
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)               $ 261,970    $ 330,167    $ 344,396    $ 537,501    $      33

Ratio of expenses to average net assets                     0.23%        0.30%        0.30%        0.28%        0.30% 3

Ratio of net investment income to average net assets        3.22%        1.17%        0.97%        1.52%        1.61% 3

Decrease reflected in above operating expense
 ratios due to waivers/reimbursements                       0.18%        0.11%        0.10%        0.12%        0.55% 3
-----------------------------------------------------------------------------------------------------------------------



1     For the period November 28, 2001 (inception date) through December 31,
      2001.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                                 MORE ABOUT RISK

        INTRODUCTION

      The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

      The portfolio may use certain of these investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

        TYPES OF INVESTMENT RISK


      The following risks are referred to throughout this PROSPECTUS.

PRINCIPAL RISK FACTORS

      CREDIT RISK The issuer of a security may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

      INCOME RISK The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

      INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

      A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

      MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

OTHER RISK FACTORS


      EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.


      o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment.

            However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

      o SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

      EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.


      LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.


      PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

      REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

      VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the portfolio.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[X]   Permitted without limitation; does not indicate actual use


20% BOLD TYPE (E.G., 20%) represents an investment limitation as a percentage of NET portfolio assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL portfolio assets; does not indicate actual use


[ ]   Permitted, but not expected to be used to a significant extent



-------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                LIMIT
-------------------------------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated certificates of deposit and other obligations issued or backed by foreign and U.S. banks and
other issuers. CREDIT, INCOME, INTEREST-RATE, MARKET, REGULATORY RISKS.             [X]
-------------------------------------------------------------------------------------------

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed M by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. CREDIT,
EXTENSION, INTEREST-RATE, LIQUIDITY, PREPAYMENT RISKS.                              [X]
-------------------------------------------------------------------------------------------

MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal securities holders. CREDIT, INTEREST-RATE, MARKET,
REGULATORY RISKS.                                                                   [ ]
-------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS The purchase of a security with a commitment to resell the security back to the counterparty at the same price plus interest. CREDIT
RISK.                                                                               [X]
-------------------------------------------------------------------------------------------

RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities with restrictions on trading, or those not actively traded. May include private placements.
LIQUIDITY, MARKET, VALUATION RISKS.                                                 10%
-------------------------------------------------------------------------------------------

VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and permit the indebtedness of the
issuer to vary. CREDIT, INTEREST-RATE, LIQUIDITY, MARKET RISKS.                     [X]
-------------------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change before
delivery. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                            15%
-------------------------------------------------------------------------------------------


                            MORE ABOUT YOUR PORTFOLIO

        SHARE VALUATION


      The price of your shares is also referred to as their net asset value
(NAV).

      The NAV of each class of the portfolio is determined at 12:00 noon eastern time, as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") (normally 4:00 p.m. eastern time) and at 5:00 p.m. eastern time each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


      The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

        DISTRIBUTIONS

      As an investor in the portfolio, you will receive distributions.


      The portfolio may earn interest from bond, money market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.


      The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.

      Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

        TAXES

      As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

      The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the portfolio.

      As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

      Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

      We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category.

      Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

      Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

      If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

        STATEMENTS AND REPORTS


      The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its PROSPECTUS annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, PROSPECTUS or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, PROSPECTUSES or proxy statements, please contact your financial representative or call 1-800-222-8977.

      The portfolio discloses its portfolio holdings and certain of the portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the portfolio's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in the portfolio's STATEMENT OF ADDITIONAL INFORMATION (SAI).

                                  BUYING SHARES

        OPENING AN ACCOUNT

      You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class B shares may not be available through all financial representatives. You should contact your financial representative for further information.

        BUYING SHARES


      The portfolio is open Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your financial representative must receive your purchase order in proper form, including payment, prior to 12:00 noon eastern time, by the close of the Exchange (normally 4:00 p.m. eastern time) or by 5:00 p.m. eastern time in order for your transaction to be priced at the NAV determined at 12:00 noon eastern time, the close of the Exchange or 5:00 p.m. eastern time, respectively. If the financial representative receives it after 5:00 p.m. eastern time, it will be priced on the next business day at the NAV determined at 12:00 noon eastern time. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means the portfolio or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this PROSPECTUS). The portfolio reserves the right to reject any purchase order.

      In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.


      To purchase shares by check, mail or deliver your check to your financial representative, who will deposit it into the portfolio. Please write the portfolio name on the check.

      Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash management or brokerage accounts for their customers. A sweep feature allows you to have free credit balances in your brokerage account invested in the portfolio. Free credit balances in excess of the minimum are automatically invested in the portfolio in accordance with the terms of your brokerage account. For more information contact your financial representative.


      Except for automatic sweep arrangements, the minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may impose a minimum account balance necessary to keep your accounts open. Please read their program materials for any special provisions or additional service guidelines that may apply to your investment. The portfolio reserves the right to modify or waive minimum investment amount or account balance requirements or to impose a minimum account balance requirement after 15 days' notice to current shareholders of any increases. The portfolio also reserves the right, if it imposes a minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice.


      Investors may purchase shares of the portfolio in exchange for portfolio securities, with Credit Suisse's permission. The portfolio securities must meet the following requirements:


o     Match the portfolio's investment objective and policies


o Be considered by Credit Suisse to be an appropriate investment for the portfolio


o     Be easily valued, liquid and not subject to restrictions on transfer

      You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

                                 SELLING SHARES

        REDEEMING SHARES


      You should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. Your redemption will be processed at the NAV per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares by cash sweep. If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

                                 OTHER POLICIES

        TRANSACTION DETAILS


      You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 5:00 p.m. eastern time, you begin to earn dividend distributions on that day.

      Your purchase order will be canceled if your financial representative places a telephone order by 5:00 p.m. eastern time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check does not clear.

      If your financial representative wires money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after 5:00 p.m. eastern time, then your order will not be executed until 12:00 noon eastern time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

      Uncashed redemption or distribution checks do not earn interest.

      Since exchanges of portfolio shares for shares of another Credit Suisse Fund will be effected as of 5:00 p.m. eastern time, exchanging shareholders will receive shares of the exchanged-for fund at the price for that fund determined as of 4:00 p.m. eastern time on the day after the exchange out of the portfolio. Consequently, the proceeds of the exchange will be uninvested for one day.


        FREQUENT PURCHASES AND SALES OF PORTFOLIO SHARES

      Frequent purchases and sales of portfolio shares can reduce the returns to long-term shareholders by increasing the portfolio's portfolio transaction costs and interfering with portfolio management strategies. However, because the portfolio is intended to be used for short-term investment or cash management purposes, the Board has not adopted policies and procedures in order to deter excessive or short-term trading of portfolio shares and the portfolio accommodates frequent trading.

      The portfolio has no limit on purchase or exchange transactions. However, the portfolio reserves the right to reject any purchase or exchange order at any time.

      The Boards of the other Credit Suisse Funds have adopted policies and procedures to detect and prevent excessive trading of fund shares, which may apply to exchanges of shares from or into the portfolio. If you plan to exchange your portfolio shares for shares of another Credit Suisse Fund that is not a money market fund, please read the prospectus of that other fund.

        ACCOUNT CHANGES


      Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

        SPECIAL SITUATIONS


      The portfolio reserves the right to:

o change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

o     charge a wire-redemption fee

o make a "redemption in kind" -- payment in portfolio securities rather than cash -- for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

o stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                     MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. ET

                                OTHER INFORMATION

        ABOUT THE DISTRIBUTOR


      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), located at 466 Lexington Avenue, New York, New York 10017, is the portfolio's distributor. CSAMSI is affiliated with Credit Suisse Asset Management, LLC and is responsible for making Class B shares of the portfolio available to you.

      The portfolio has adopted a 12b-1 Plan with respect to its Class B shares pursuant to the rules under the 1940 Act. The plan allows the portfolio to pay for the sale and servicing of Class B shares. Under the plan, the distributor is paid 0.10% of the average daily net assets of the portfolio. Since these fees are paid out of Class B assets on an ongoing basis, over time these fees will increase the cost of your investment. Distribution and service fees are used to pay the distributor to promote the sale of Class B shares and the servicing of accounts of the Class B shareholders.


      The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.


      The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

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                                       25

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                                       26

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                                       27

CREDIT SUISSE [LOGO]

                              FOR MORE INFORMATION

      More information about the portfolio is available free upon request, including the following:

        ANNUAL/SEMIANNUAL
        REPORTS TO SHAREHOLDERS

      Includes financial statements, portfolio investments and detailed performance information.

        OTHER INFORMATION


      A current SAI, which provides more details about the portfolio, is on file with the SEC and is incorporated by reference.

      You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


      Please contact Credit Suisse Funds to obtain, without charge, the SAI, and ANNUAL and SEMIANNUAL REPORTS and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Institutional
   Money Market Fund, Inc.
   P.O. Box 55030
   Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
  Boston Financial Data Services, Inc.
  Attn: Credit Suisse Institutional
  Money Market Fund, Inc.
  66 Brooks Drive
  Braintree, MA 02184

ON THE INTERNET:


  www.credit-suisse.com/us

The portfolio's SAI and ANNUAL and SEMIANNUAL REPORTS are available on its website, www.credit-suisse.com/us.


SEC FILE NUMBER:
Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.    MMPP-PRO-B-0506

CREDIT SUISSE [LOGO]


   CREDIT SUISSE INSTITUTIONAL FUND
   Prospectus

   CLASS C SHARES


   May 1, 2006


            CREDIT SUISSE INSTITUTIONAL
            MONEY MARKET FUND, INC.

            o PRIME PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this PROSPECTUS. It is a criminal offense to state otherwise.

Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS..................................................................   4
  Goal and Principal Strategies.............................................   4
  A Word About Risk ........................................................   4
  Investor Profile..........................................................   5

PERFORMANCE SUMMARY.........................................................   6
  Year-by-Year Total Returns................................................   6
  Average Annual Total Returns..............................................   7

INVESTOR EXPENSES...........................................................   8
  Fees and Portfolio Expenses...............................................   8
  Example...................................................................   9

THE PORTFOLIO IN DETAIL.....................................................  10
  The Management Firm.......................................................  10
  Multi-Class Structure.....................................................  10
  Portfolio Information Key.................................................  10
  Goal and Strategies.......................................................  11
  Portfolio Investments.....................................................  11
  Risk Factors..............................................................  12
  Portfolio Management......................................................  12
  Financial Highlights......................................................  13

MORE ABOUT RISK.............................................................  14
  Introduction..............................................................  14
  Types of Investment Risk..................................................  14
  Certain Investment Practices..............................................  16

MORE ABOUT YOUR PORTFOLIO...................................................  17
  Share Valuation...........................................................  17
  Distributions.............................................................  17
  Taxes.....................................................................  17
  Statements and Reports....................................................  18

BUYING SHARES...............................................................  19

SELLING SHARES..............................................................  21

OTHER POLICIES..............................................................  22

OTHER INFORMATION...........................................................  24
  About the Distributor.....................................................  24

FOR MORE INFORMATION................................................  back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES

-------------------------------------------------------------------------------------------
GOAL                     PRINCIPAL STRATEGIES                      PRINCIPAL RISK FACTORS
-------------------------------------------------------------------------------------------
High current income      o    A money market fund that invests     o    Credit risk
consistent with               in high-quality money-market
liquidity and                 instruments such as:                 o    Income risk
stability of
principal                     o    obligations issued or           o    Interest-rate risk
                                   guaranteed by the U.S.
                                   government, its agencies or     o    Market risk
                                   instrumentalities

                              o    bank and corporate debt
                                   obligations

                              o    fully-collateralized
                                   repurchase agreements

                         o    Portfolio managers select
                              investments based on factors
                              such as yield, maturity and
                              liquidity, within the context
                              of their interest-rate outlook

                         o    Seeks to maintain a stable share
                              price of $1
-------------------------------------------------------------------------------------------


        A WORD ABOUT RISK

      All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

      The principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

      Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

      The issuer of a security may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

INCOME RISK

      The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

      Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

      A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK


      The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities and the mutual funds that invest in them.


        INVESTOR PROFILE

      THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

o     want to preserve the value of their investment

o are seeking an investment for the money-market portion of an asset-allocation portfolio

o are investing emergency reserves or other money for which safety and accessibility are more important than total return

      IT MAY NOT BE APPROPRIATE IF YOU:

o     want federal deposit insurance

o     desire the higher income available from longer-term fixed-income funds

o     are investing for capital appreciation

      You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

The bar chart below and the table on the next page provide an indication of the risks of investing in the portfolio. The bar chart shows you how the performance of the portfolio's Class C shares has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of future performance.


                           YEAR-BY-YEAR TOTAL RETURNS

--------------------------------------------------------------------------------
YEAR ENDED 12/31:                       2002        2003      2004      2005
--------------------------------------------------------------------------------
                                        1.38%       0.80%     0.97%     2.90%

Best quarter: 0.94% (Q4 05)
Worst quarter: 0.16% (Q1 04)
Inception date: 11/28/01
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS


--------------------------------------------------------------------------------
                                   ONE YEAR          LIFE OF          INCEPTION
PERIOD ENDED 12/31/05:               2005             CLASS             DATE
--------------------------------------------------------------------------------
PRIME PORTFOLIO CLASS C             2.90%             1.51%           11/28/01
--------------------------------------------------------------------------------


The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.

                                      YIELD

To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.

                            UNDERSTANDING PERFORMANCE

o TOTAL RETURN tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a CUMULATIVE RETURN or as an AVERAGE ANNUAL RATE OF RETURN.

o A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The YEAR-BY-YEAR TOTAL RETURNS in the bar chart are examples of one-year cumulative total returns.

o An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, ASSUMING you held it for the entire period.

o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are for the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
 (paid directly from your investment)
--------------------------------------------------------------------------------
Sales charge (load) on purchases                                         NONE
--------------------------------------------------------------------------------
Deferred sales charge (load)                                             NONE
--------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                          NONE
--------------------------------------------------------------------------------
Redemption fees                                                          NONE
--------------------------------------------------------------------------------
Exchange fees                                                            NONE
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                           0.20%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.25%
--------------------------------------------------------------------------------
Other expenses                                                           0.11%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                0.56%
================================================================================

* Estimated fees and expenses for the 2006 fiscal year are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

EXPENSES AFTER WAIVERS,
REIMBURSEMENTS OR CREDITS

Management fee                                                           0.00%
Distribution and service (12b-1) fees                                    0.25%
Other expenses                                                           0.10%
                                                                         -----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                                  0.35%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above after fee waivers and expense reimbursements or credits, and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


--------------------------------------------------------------------------------
          ONE YEAR        THREE YEARS       FIVE YEARS        TEN YEARS
--------------------------------------------------------------------------------
            $57              $179              $313             $701
--------------------------------------------------------------------------------

                             THE PORTFOLIO IN DETAIL

        THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o     Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies


o Is part of the asset management business of Credit Suisse, one of the world's leading banks

o Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

      For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this PROSPECTUS.

      For the 2005 fiscal year, the portfolio paid Credit Suisse 0.02% of its average net assets for advisory services.

      A discussion regarding the basis for the Board of Directors' approval of the investment advisory contract of the fund is available in the fund's ANNUAL REPORT to shareholders for the period ended December 31, 2005.


        MULTI-CLASS STRUCTURE


      The portfolio offers three classes of shares, Class A, Class B and Class
C. This PROSPECTUS offers Class C shares, which are available through financial representatives. Class A and Class B shares of the portfolio are described in separate PROSPECTUSES.


        PORTFOLIO INFORMATION KEY

      A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

      The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

      The principal types of securities and certain other types of securities in which the portfolio invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

      The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

FINANCIAL HIGHLIGHTS

      A table showing the portfolio's audited financial performance for up to five years. Certain information in the table reflects financial results for a single portfolio share.

o TOTAL RETURN How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all distributions.

      The ANNUAL REPORT includes the auditor's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of this PROSPECTUS.

        GOAL AND STRATEGIES


      The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the portfolio seeks to maintain a stable $1 share price.


      In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition, in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.

      Subject to shareholder approval, the Board of Directors is able to change the portfolio's investment objective without further shareholder action.

        PORTFOLIO INVESTMENTS

      The portfolio invests in the following types of money-market instruments:

o U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

o U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

o high quality commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

o     fully-collateralized repurchase agreements


o     mortgage- and asset-backed securities


      No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.


      The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under Securities and Exchange Commission ("SEC") rules).

To a limited extent, the portfolio may also engage in other investment practices.

        RISK FACTORS

      The portfolio's principal risk factors are:

o     credit risk

o     income risk

o     interest-rate risk

o     market risk

      The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

      Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

      These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

        PORTFOLIO MANAGEMENT


      A portfolio management team at Credit Suisse makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's ANNUAL REPORT.



------------------------------------------------------------------------------------------------------------
PERIOD ENDED:                                   12/05       12/04        12/03        12/02       12/01 1
------------------------------------------------------------------------------------------------------------
PER SHARE DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 1.0000    $ 1.0000    $  1.0000    $  1.0000    $ 1.0000
============================================================================================================
INVESTMENT OPERATIONS

Net investment income                            0.0286      0.0097       0.0080       0.0137      0.0014
------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS

Dividends from net investment income            (0.0286)    (0.0097)     (0.0080)     (0.0137)    (0.0014)

Net asset value, end of period                 $ 1.0000    $ 1.0000      $1.0000    $  1.0000    $ 1.0000
============================================================================================================
Total return 2                                     2.90%       0.97%        0.80%        1.38%       0.14%
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $ 75,468    $ 73,975    $  93,410    $ 100,022    $     33

Ratio of expenses to average net assets            0.38%       0.45%        0.45%        0.43%       0.45% 3

Ratio of net investment income to average
 net assets                                        3.07%       1.02%        0.82%        1.37%       1.46% 3

Decrease reflected in above operating
 expense ratios due to waivers/reimbursements      0.18%       0.11%        0.10%        0.12%       0.55% 3
------------------------------------------------------------------------------------------------------------



1     For the period November 28, 2001 (inception date) through December 31,
      2001.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                                 MORE ABOUT RISK

        INTRODUCTION

      The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

      The portfolio may use certain of these investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

        TYPES OF INVESTMENT RISK


      The following risks are referred to throughout this PROSPECTUS.

PRINCIPAL RISK FACTORS

      CREDIT RISK The issuer of a security may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

      INCOME RISK The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

      INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

      A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

      MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities and the mutual funds that invest in them.

OTHER RISK FACTORS


      EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

      o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

      o SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

      EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.


      LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

      PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.


      REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

      VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the portfolio.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[X]   Permitted without limitation; does not indicate actual use


20% BOLD (E.G., 20%) represents an investment limitation as a percentage of NET portfolio assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL portfolio assets; does not indicate actual use


[ ]   Permitted, but not expected to be used to a significant extent



-------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                LIMIT
-------------------------------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or backed by foreign and U.S. banks and other issuers. CREDIT, INCOME,
INTEREST-RATE, MARKET, REGULATORY RISKS.                                            [X]
-------------------------------------------------------------------------------------------

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. CREDIT,
EXTENSION, INTEREST-RATE, LIQUIDITY, PREPAYMENT RISKS.                              [X]
----------------------------------------------------------------------------------------

MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal securities holders. CREDIT, INTEREST-RATE, MARKET,
REGULATORY RISKS.                                                                   [ ]
-------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS The purchase of a security with a commitment to resell the security back to the counterparty at the same price plus interest. CREDIT
RISK.                                                                               [X]
-------------------------------------------------------------------------------------------

RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities with restrictions on trading, or those not actively traded. May include
private placements. LIQUIDITY, MARKET, VALUATION RISKS.                             10%
-------------------------------------------------------------------------------------------

VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and permit the indebtedness of the
issuer to vary. CREDIT, INTEREST-RATE, LIQUIDITY, MARKET RISKS.                     [X]
-------------------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change before
delivery. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                            15%
-------------------------------------------------------------------------------------------


                            MORE ABOUT YOUR PORTFOLIO

        SHARE VALUATION


      The price of your shares is also referred to as their net asset value
(NAV).

      The NAV of each class of the portfolio is determined at 12:00 noon eastern time, as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") (normally 4:00 p.m. eastern time) and at 5:00 p.m. eastern time each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


      The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

        DISTRIBUTIONS

      As an investor in the portfolio, you will receive distributions.


      The portfolio may earn interest from bond, money market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.


      The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.

      Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

        TAXES

      As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

      The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the portfolio.

      As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

      Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

      We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category.

      Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

      Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

      If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

        STATEMENTS AND REPORTS


      The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its PROSPECTUS annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, PROSPECTUS or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, PROSPECTUSES or proxy statements, please contact your financial representative or call 1-800-222-8977.

      The portfolio discloses its portfolio holdings and certain of the portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the portfolio's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in the portfolio's STATEMENT OF ADDITIONAL INFORMATION (SAI).

                                  BUYING SHARES

        OPENING AN ACCOUNT

      You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class C shares may not be available through all financial representatives. You should contact your financial representative for further information.

        BUYING SHARES


      The portfolio is open Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your financial representative must receive your purchase order in proper form, including payment, prior to 12:00 noon eastern time, by the close of the Exchange (normally 4:00 p.m. eastern time) or by 5:00 p.m. eastern time in order for your transaction to be priced at the NAV determined at 12:00 noon eastern time, the close of the Exchange or 5:00 p.m. eastern time, respectively. If the financial representative receives it after 5:00 p.m. eastern time, it will be priced on the next business day at the NAV determined at 12:00 noon eastern time. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means the portfolio or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this PROSPECTUS). The portfolio reserves the right to reject any purchase order.

      In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.


      To purchase shares by check, mail or deliver your check to your financial representative, who will deposit it into the portfolio. Please write the portfolio name on the check.

      Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash management or brokerage accounts for their customers. A sweep feature allows you to have free credit balances in your brokerage account invested in the portfolio. Free credit balances in excess of the minimum are automatically invested in the portfolio in accordance with the terms of your brokerage account. For more information contact your financial representative.

      Except for automatic sweep arrangements, the minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may impose a minimum account balance necessary to keep your account open. Please read their program materials for any special provisions or additional service guidelines that may apply to your investment. The portfolio reserves the right to modify or waive minimum investment amounts or account balance requirements or to impose a minimum account balance requirement after 15 days' notice to current shareholders of any increases. The portfolio also reserves the right, if it imposes a minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice.


      Investors may purchase shares of the portfolio in exchange for portfolio securities, with Credit Suisse's permission. The portfolio securities must meet the following requirements:


o     Match the portfolio's investment objective and policies


o Be considered by Credit Suisse to be an appropriate investment for the portfolio


o     Be easily valued, liquid and not subject to restrictions on transfer

      You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

                                 SELLING SHARES

        REDEEMING SHARES


      You should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. Your redemption will be processed at the NAV per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares by cash sweep. If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

                                 OTHER POLICIES

        TRANSACTION DETAILS


      You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 5:00 p.m. eastern time, you begin to earn dividend distributions on that day.

      Your purchase order will be canceled if your financial representative places a telephone order by 5:00 p.m. eastern time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check does not clear.

      If your financial representative wires money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after 5:00 p.m. eastern time, then your order will not be executed until 12:00 noon eastern time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

      Uncashed redemption or distribution checks do not earn interest.

      Since exchanges of portfolio shares for shares of another Credit Suisse Fund will be effected as of 5:00 p.m. eastern time, exchanging shareholders will receive shares of the exchanged-for fund at the price for that fund determined as of 4:00 p.m. eastern time on the day after the exchange out of the portfolio. Consequently, the proceeds of the exchange will be uninvested for one day.


        FREQUENT PURCHASES AND SALES OF PORTFOLIO SHARES

      Frequent purchases and sales of portfolio shares can reduce the returns to long-term shareholders by increasing the portfolio's portfolio transaction costs and interfering with portfolio management strategies. However, because the portfolio is intended to be used for short-term investment or cash management purposes, the Board has not adopted policies and procedures in order to deter excessive or short-term trading of portfolio shares and the portfolio accommodates frequent trading.

      The portfolio has no limit on purchase or exchange transactions. However, the portfolio reserves the right to reject any purchase or exchange order at any time.

      The Boards of the other Credit Suisse Funds have adopted policies and procedures to detect and prevent excessive trading of fund shares, which may apply to exchanges of shares from or into the portfolio. If you plan to exchange your portfolio shares for shares of another Credit Suisse Fund that is not a money market fund, please read the prospectus of that other fund.

        ACCOUNT CHANGES

      Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

        SPECIAL SITUATIONS

      The portfolio reserves the right to:

o change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

o     charge a wire-redemption fee

o make a "redemption in kind"-- payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

o stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. EASTERN TIME

                                OTHER INFORMATION

        ABOUT THE DISTRIBUTOR


      Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the portfolio's distributor. CSAMSI is affiliated with Credit Suisse Asset Management, LLC and is responsible for making Class C shares of the portfolio available to you.

      The portfolio has adopted a 12b-1 Plan with respect to its Class C shares pursuant to the rules under the 1940 Act. The plan allows the portfolio to pay for the sale and servicing of Class C shares. Under the plan, the distributor is paid 0.25% of the average daily net assets of the portfolio. Since these fees are paid out of Class C assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges. Distribution and service fees are used to pay the distributor to promote the sale of Class C shares and the servicing of accounts of the Class C shareholders.


      The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.


      The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

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                                       25

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                                       26

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                                       27

CREDIT SUISSE [LOGO]

                              FOR MORE INFORMATION

      More information about the portfolio is available free upon request, including the following:

        ANNUAL/SEMIANNUAL
        REPORTS TO SHAREHOLDERS

      Includes financial statements, portfolio investments and detailed performance information.

        OTHER INFORMATION


      A current SAI, which provides more details about the portfolio, is on file with the SEC and is incorporated by reference.

      You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


      Please contact Credit Suisse Funds to obtain, without charge, the SAI, and ANNUAL and SEMIANNUAL REPORTS and other information and to make shareholder inquiries:

BY TELEPHONE:
800-222-8977

BY FACSIMILE:
646-354-5026

BY MAIL:
Credit Suisse Institutional
Money Market Fund, Inc.
P.O. Box 55030
Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Institutional
Money Market Fund, Inc.
66 Brooks Drive
Braintree, MA 02184

ON THE INTERNET:


www.credit-suisse.com/us

The portfolio's SAI and ANNUAL and SEMIANNUAL REPORTS are available on its website, www.credit-suisse.com/us.


SEC FILE NUMBER:
Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.    MMPP-PRO-C-0506

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MAY 1, 2006

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

                                 PRIME PORTFOLIO

                              GOVERNMENT PORTFOLIO

          This Statement of Additional Information provides information about the Credit Suisse Institutional Money Market Fund, Inc. (the "Fund"), relating to Class A, Class B and Class C shares of the Prime Portfolio and the Government Portfolio (each a "Portfolio") that supplements information that is contained in the prospectuses for the Prime Portfolio and Government Portfolio dated May 1, 2006, as each may be amended from time to time (the prospectuses for the Prime Portfolio and the prospectuses for the Government Portfolio are each referred to as a "Prospectus", and, collectively, the "Prospectuses") and is incorporated by reference in its entirety into the Prospectuses.

          The Fund's audited Annual Report for Class A, Class B and Class C shares of the Portfolios, dated December 31, 2005, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference.

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable Prospectus. Copies of the Prospectuses and the Annual Report(s) can be obtained by writing or telephoning:



                        Credit Suisse Institutional Funds
                                 P.O. Box 55030
                              Boston, MA 02205-5030
                                 1-800-222-8977

                                          CONTENTS
                                          ---------


                                                                                        Page

INVESTMENT OBJECTIVE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1
GENERAL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Price and Portfolio Maturity . . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Portfolio Quality and Diversification. . . . . . . . . . . . . . . . . . . . . . .     1
INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2
    Bank Obligations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2
    Variable Rate Master Demand Notes. . . . . . . . . . . . . . . . . . . . . . . . .     2
    U.S. Government Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
    When-Issued Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
    Repurchase Agreements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
    Reverse Repurchase Agreements and Borrowings . . . . . . . . . . . . . . . . . . .     4
    Securities of Other Investment Companies . . . . . . . . . . . . . . . . . . . . .     4
    Municipal Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5
INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
PORTFOLIO VALUATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
PORTFOLIO TRANSACTIONS AND TURNOVER. . . . . . . . . . . . . . . . . . . . . . . . . .     8
MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9
    Officers and Board of Directors. . . . . . . . . . . . . . . . . . . . . . . . . .     9
    Ownership in Securities of the Fund and Fund Complex . . . . . . . . . . . . . . .    14
    Committees and Meetings of Directors . . . . . . . . . . . . . . . . . . . . . . .    15
    Directors' Total Compensation for the Fiscal Year Ended December 31, 2005. . . . .    17
    Investment Advisory Agreements . . . . . . . . . . . . . . . . . . . . . . . . . .    17
    Co-Administration Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . .    19
    Code of Ethics . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
    Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
    Distribution and Shareholder Servicing . . . . . . . . . . . . . . . . . . . . . .    21
    Proxy Voting Policy and Procedures . . . . . . . . . . . . . . . . . . . . . . . .    23
    Disclosure of Portfolio Holdings . . . . . . . . . . . . . . . . . . . . . . . . .    23
    Organization of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    26
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . . . .    28
ADDITIONAL INFORMATION CONCERNING TAXES. . . . . . . . . . . . . . . . . . . . . . . .    29
    The Portfolios and Their Investments . . . . . . . . . . . . . . . . . . . . . . .    30
    Taxation of U.S. Shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . .    31
    Taxation of Non-U.S. Shareholders. . . . . . . . . . . . . . . . . . . . . . . . .    33
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND
COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    36


APPENDIX A - DESCRIPTION OF COMMERCIAL PAPER RATINGS . . . . . . . . . . . . . . . . .   A-1

APPENDIX B - PROXY VOTING POLICY AND PROCEDURES. . . . . . . . . . . . . . . . . . . .   B-1

APPENDIX C - SPECIAL FEE ARRANGEMENTS. . . . . . . . . . . . . . . . . . . . . . . . .   C-1

                              INVESTMENT OBJECTIVE

          The following information supplements the discussion of each Portfolio's investment objective and policies in the Prospectuses. There are no assurances that either Portfolio will achieve its investment objective.

          The investment objective of each Portfolio is to provide investors with high current income consistent with liquidity and stability of principal. Each Portfolio's investment objective may be changed by the Board of Directors without shareholder approval.

          Under normal market conditions, the Government Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government Securities. The Government Portfolio's 80% investment policy may be changed by the Board of Directors of the Fund upon 60 days' notice to shareholders.

          Unless otherwise indicated, each Portfolio is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below.

          The Portfolios do not represent that these techniques are available now or will be available at any time in the future.


                                     GENERAL

          Price and Portfolio Maturity.  Each Portfolio invests only in
          ----------------------------
securities that are purchased with and payable in U.S. dollars and that have (or, pursuant to regulations adopted by the Securities and Exchange Commission (the "SEC"), are deemed to have) remaining maturities of 397 calendar days or less at the date of purchase by a Portfolio. For this purpose, variable rate master demand notes (as described below), which are payable on demand, or, under certain conditions, at specified periodic intervals not exceeding 397 calendar days, and in either case on not more than 30 days' notice, will be deemed to have remaining maturities of 397 calendar days or less. Each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. Each Portfolio follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

          Portfolio Quality and Diversification.  Each Portfolio will limit its
          -------------------------------------
investments to securities that its Board determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Portfolio. The term Eligible Securities includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (i) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time that a Portfolio acquires the security.
Each Portfolio may purchase securities that are unrated at the time of purchase that Credit Suisse Asset Management, LLC, the Portfolios' investment adviser ("Credit Suisse" or the "Adviser") deems to be of comparable quality to rated securities that the Portfolio may purchase. The NRSROs currently designated as such by the SEC are the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service

("Moody's"), Fitch, Inc. ("Fitch"), and Dominion Bond Rating Service Ltd. A discussion of the ratings categories of S&P, Moody's and Fitch is contained in Appendix A to this Statement of Additional Information.

     Each Portfolio is subject to certain credit quality, maturity and diversification requirements under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as operating policies. Under these policies, there are two tiers of Eligible Securities, first and second tier, based on their ratings by NRSROs or, if the securities are unrated, on determinations by the Adviser. These policies generally restrict each Portfolio from investing more than 5% of its assets in second tier securities and limit to 5% of assets the portion that may be invested in any one issuer. In accordance with Rule 2a-7, each Portfolio may invest up to 25% of its assets in the first tier securities of a single issuer for a period of up to three days.

                               INVESTMENT POLICIES

          Bank Obligations.  The Prime Portfolio may purchase bank obligations,
          ----------------
including United States dollar-denominated instruments issued or supported by the credit of the United States or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. While the Portfolio will invest in obligations of U. S. branches of foreign banks or foreign branches of United States banks only if the Adviser deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of United States banks due to differences in political, regulatory and economic systems and conditions. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks.

          Variable Rate Master Demand Notes.  Each Portfolio may purchase
          ---------------------------------
variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, each Portfolio may demand payment of principal and accrued interest at any time and may resell the note at any time to a third party. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.

          Variable rate master demand notes held by each Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to payment of principal and accrued interest upon not more than seven days' notice and (ii) the rate of interest on such notes is adjusted automatically at periodic intervals which may extend up to 13 months. In determining the Portfolio's average weighted portfolio maturity and whether a variable rate master demand note has a remaining maturity of 13 months or less, each note will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount owed can be recovered through demand. In determining whether an unrated variable rate master demand note is of comparable quality at the time of purchase to instruments rated "high quality" by any NRSRO or when purchasing variable rate master demand notes, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer of the note and will continuously monitor its financial condition. In addition, when necessary to ensure that a note is of "high quality," the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter of line of credit, guarantee or commitment to lend.

          In the event an issuer of a variable rate master demand note defaults on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. However, each Portfolio will invest in such instruments only where the Adviser believes that the risk of such loss is minimal. In determining average weighted portfolio maturity, a variable rate master demand note will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand note period.

          U.S. Government Securities.  The obligations issued or guaranteed by
          --------------------------
the U.S. government in which the Portfolios may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds)).

          Other U.S. government securities in which the Portfolios may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Portfolio will invest in obligations issued by such an instrumentality only if its Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund. The Government Portfolio will invest at least 80% of its net assets in U.S. Government Securities.

          When-Issued Securities.  Each Portfolio may purchase securities on a
          ----------------------
"when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Each Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Portfolio expects that commitments to purchase when-issued securities will not exceed 15% of the value of its net assets absent unusual market conditions, and that a commitment by a Portfolio to purchase when-issued securities will generally not exceed 45 days. Each Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

          When a Portfolio agrees to purchase when-issued securities, its custodian will set aside cash or liquid securities in a segregated account equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio will set aside cash and liquid assets to satisfy its purchase commitments in the manner described, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 15% of the value of its assets.

          When a Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          Repurchase Agreements.  Each Portfolio may agree to purchase money
          ---------------------
market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed-upon date and price ("repurchase agreements"). The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Default by a seller, if the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, could expose a Portfolio to possible loss, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights thereto. Credit Suisse) monitors the creditworthiness of those banks and non-bank dealers with which each Portfolio enters into repurchase agreements to evaluate this risk. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by a Portfolio's custodian or in the Federal Reserve/Treasury book-entry system or another authorized securities depository.

          Reverse Repurchase Agreements and Borrowings.  Each Portfolio may
          --------------------------------------------
borrow funds for temporary purposes and not for leverage by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed-upon date and price. At the time a Portfolio enters into such an arrangement (a "reverse repurchase agreement"), it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

          Securities of Other Investment Companies.  Each Portfolio may invest
          ----------------------------------------
in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, each Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets. As a shareholder of another investment company, each Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio bears directly in connection with its own operations.

          Municipal Securities.  The Prime Portfolio may invest in municipal
          --------------------
securities, the interest on which is exempt from regular federal income tax. Municipal securities include short-term debt obligations issued by state and local governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity securities that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term municipal securities if the interest paid thereon is excluded from gross income for regular federal income tax purposes. The Portfolio may invest in municipal securities when, in the adviser's judgment, it is appropriate to do so in order to achieve the Portfolio's goal of high current income consistent with liquidity and stability of principal.

          The two principal types of municipal securities consist of "general obligation" and "revenue" issues, and the Portfolio may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity securities held by the Portfolio are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity securities is usually directly related to the credit standing of the corporate user of the facility involved.

          There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of rating agencies represent their opinions as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Portfolio, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Portfolio's investment adviser will consider such an event in determining whether the Portfolio should continue to hold the obligation.

          The payment of principal and interest by issuers of certain municipal securities purchased by the Portfolio may be guaranteed by letters of credit or other credit facilities offered by banking or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Portfolio's investment quality requirements.

          An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, municipal securities may be materially adversely affected.

                            INVESTMENT RESTRICTIONS

          Certain investment limitations of a Portfolio may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares (each, a "Fundamental Restriction"). Such majority is defined as the lesser of (i) 67% or more of the shares of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Portfolio. The investment limitations numbered 1 through 5 are Fundamental Restrictions. The investment limitations numbered 6 through 9 may be changed by a vote of the Fund's Board of Directors (the "Board") at any time. If a percentage restriction (other than the percentage limitations set forth in Fundamental Restriction No. 1 and investment limitation No. 8) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of each Portfolio's assets will not constitute a violation of such restriction.

          Each Portfolio may not:

     1. Borrow money, issue senior securities or enter into reverse repurchase agreements except for temporary or emergency purposes and not for leveraging, and then in amounts not in excess of 10% of the value of its assets at the time of such transactions constituting borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its assets at the time of such borrowing. Whenever borrowings exceed 5% of the value of its total assets, a Portfolio will not make any additional investments.

     2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of obligations issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political sub-divisions or certificates of deposit, time deposits, savings deposits and bankers' acceptances of domestic branches of U.S. banks.

     3. Make loans except through loans of portfolio securities, enter into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act.

     4. Underwrite any issue of securities except to the extent that the purchase of debt obligations directly from the issuer thereof in accordance with such Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

     5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Portfolio may purchase securities issued by companies that invest in real estate or interests therein.

     6.   Write or sell puts, calls, straddles, spreads or combinations thereof.

     7. Purchase securities on margin, make short sales of securities or maintain a short position.

     8. Invest more than 10% of the value of its net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days after notice by a Portfolio, variable rate master demand notes providing for settlement upon maturities longer than seven days and savings accounts which require more than seven days' notice prior to withdrawal shall be considered illiquid securities.

     9.   Invest in oil, gas or mineral leases.

                               PORTFOLIO VALUATION

          Each Portfolio's securities are valued on the basis of amortized cost consistent with Rule 2a-7 under the 1940 Act. Under this method, each Portfolio values a portfolio security at cost on the date of purchase and thereafter assumes a constant value of the security for purposes of determining net asset value, which normally does not change in response to fluctuating interest rates. Although the amortized cost method seems to provide certainty in portfolio valuation, it may result in periods during which values, as determined by amortized cost, are higher or lower than the amount a Portfolio would receive if it sold the securities. In connection with amortized cost valuation, the Board has established procedures that are intended to stabilize each Portfolio's net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviations from a Portfolio's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening a Portfolio's average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a

Portfolio's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

          Credit Suisse is responsible for establishing, reviewing and, where necessary, modifying each Portfolio's investment program to achieve its investment objective and will select specific portfolio investments and effect transactions for the Portfolios. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with dealers who specialize in money market instruments. Credit Suisse seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, Credit Suisse may, in its discretion, effect transactions in portfolio securities with dealers who provide the Portfolios with research advice or other services.

          Investment decisions for each Portfolio concerning specific portfolio securities are made independently from those for other clients advised by Credit Suisse. Such other investment clients may invest in the same securities as the Portfolios. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price, and available investments allocated as to amount, in a manner which Credit Suisse believes to be equitable to each client, including the Portfolios. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold for a Portfolio. To the extent permitted by law, Credit Suisse may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

          In no instance will portfolio securities be purchased from or sold to Credit Suisse, Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), Credit Suisse Securities (USA) LLC or any affiliated person of such companies, except as permitted by SEC exemptive order or by applicable law. In addition, the Portfolios will not give preference to any institutions with whom the Fund, on behalf of each Portfolio, enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

          Frequent purchases and sales of Portfolio shares can reduce the returns to long-term shareholders by increasing a Portfolio's portfolio transaction costs and interfering with portfolio management strategies. However, because the Portfolios are intended to be used for short-term investment or cash management purposes, the Board has not adopted policies and procedures in order to deter excessive or short-term trading of Portfolio shares and the Portfolios accommodates frequent trading. The Portfolios have no limit on purchase or exchange transactions. However, the Portfolios reserve the right to reject any purchase or exchange order at any time.

          Each Portfolio does not intend to seek profits through short-term trading. Each Portfolio's annual portfolio turnover will be relatively high but its portfolio turnover is not expected to have a material effect on its net income. Each Portfolio's turnover is expected to be zero for regulatory reporting purposes.

          As of December 31, 2005, the Prime Portfolio held securities of its regular brokers or dealers as follows:

-------------------------------------------------------------------------------
NAME OF SECURITY                                               AGGREGATE VALUE
----------------                                               ---------------

-------------------------------------------------------------------------------
Bank of America 4.310% due 11/7/06                             $     23,000,000

-------------------------------------------------------------------------------
Citigroup, Inc. 4.495% due 5/19/06                             $     10,006,625

-------------------------------------------------------------------------------
Goldman Sachs Group, Inc. 4.331% due 8/1/06                    $     12,006,196

-------------------------------------------------------------------------------
Goldman Sachs Group, Inc. Promissory Note 4.477% due 12/8/06   $     25,000,000

-------------------------------------------------------------------------------
Goldman Sachs Group, Inc. Repurchase Agreement dated 12/30/05  $     61,385,000

-------------------------------------------------------------------------------
Merrill Lynch & Company, Inc. 4.547% due 3/17/06               $     12,502,150

-------------------------------------------------------------------------------

          As of December 31, 2005, the Government Portfolio held securities of its regular broker or dealer as follows:

-------------------------------------------------------------------------------
NAME OF SECURITY                                               AGGREGATE VALUE
----------------                                               ---------------

-------------------------------------------------------------------------------
Goldman Sachs Group, Inc. Repurchase Agreement dated 12/30/05  $      8,493,000

-------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUND

          OFFICERS AND BOARD OF DIRECTORS

          The business and affairs of the Fund is managed by the Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board approves all significant agreements between the Fund or a Portfolio and the companies that furnish services to the Fund or a Portfolio, including agreements with the Fund's investment adviser, custodian and transfer agent. The Board elects officers who are responsible for the day-to-day operations of each Portfolio and who execute policies authorized by the Board.

          The names and birthdates of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

----------------------------------------------------------------------------------------------------------------
                                                                                   Number
                                                                                   Of
                                                                                   Portfolios
                                               Term of                             in Fund
                                               Office (1)                          Complex
                                               and Length   Principal              Overseen    Other
Name, Address and Date of     Position(s)      of Time      Occupation(s) During   By          Directorships
Birth                         Held with Fund   Served       Past Five Years        Director    Held by Director
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------
Enrique R. Arzac              Director,        Since        Professor of           47          Director of
c/o Credit Suisse Asset       Nominating       2005         Finance and                        The Adams
Management, LLC               Committee                     Economics,                         Express
Attn:  General Counsel        Member and                    Graduate School                    Company (a
466 Lexington Avenue          Audit                         of Business,                       closed-end
New York, New York            Committee                     Columbia                           investment
10017-3140                    Chairman                      University since                   company);
Date of Birth:  10/02/41                                    1971                               Director of
                                                                                               Petroleum and
                                                                                               Resources
                                                                                               Corporation (a
                                                                                               closed-end
                                                                                               investment
                                                                                               company)
----------------------------------------------------------------------------------------------------------------
Richard H. Francis            Director,        Since        Currently retired      41          None
c/o Credit Suisse Asset       Nominating       Fund
Management, LLC               and Audit        inception
466 Lexington Avenue          Committee
New York, New York            Member
10017-3140
Date of Birth:  4/23/32
----------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten             Director,        Since        The Juan Trippe        40          Director of
Box 208200                    Nominating       Fund         Professor in the                   Aetna, Inc.
New Haven, Connecticut        and Audit        inception    Practice of                        (insurance
06520-8200                    Committee                     International Trade                company);
Date of Birth:  10/29/46      Member                        Finance and                        Director of
                                                            Business from July                 CarMax
                                                            2005 to present;                   Group (used
                                                            Partner and                        car dealers)
                                                            Chairman of
                                                            Garten Rothkopf
                                                            (consulting firm)
                                                            from October 2005
                                                            to present; Dean of
----------------------------------------------------------------------------------------------------------------

------------------------
1    Each  Director and Officer serves until his or her respective successor has been  duly  elected  and  qualified.


                                       10

----------------------------------------------------------------------------------------------------------------
                                                                                   Number
                                                                                   Of
                                                                                   Portfolios
                                               Term of                             in Fund
                                               Office (1)                          Complex
                                               and Length   Principal              Overseen    Other
Name, Address and Date of     Position(s)      of Time      Occupation(s) During   By          Directorships
Birth                         Held with Fund   Served       Past Five Years        Director    Held by Director
----------------------------------------------------------------------------------------------------------------
                                                            Yale School of
                                                            Management from
                                                            November 1995 to
                                                            June 2005
----------------------------------------------------------------------------------------------------------------
Peter F. Krogh                Director,        Since        Dean Emeritus and      40          Director of
301 ICC                       Nominating       Fund         Distinguished                      Carlisle
Georgetown University         and Audit        inception    Professor of                       Companies
Washington, DC 20057          Committee                     International                      Incorporated
Date of Birth:  2/11/37       Member                        Affairs at the                     (diversified
                                                            Edmund A. Walsh                    manufacturing
                                                            School of Foreign                  company)
                                                            Service,
                                                            Georgetown
                                                            University from
                                                            June 1995 to
                                                            present
----------------------------------------------------------------------------------------------------------------
Steven N. Rappaport           Chairman         Director     Partner of Lehigh      47          Director of
Lehigh Court LLC              of the           since        Court, LLC and                     Presstek, Inc.
40 East 52nd Street           Board of         Fund         RZ Capital                         (digital
New York, New York            Directors,       inception    (private investment                imaging
10022                         Nominating       and          firms) from July                   technologies
Date of Birth:  7/10/48       Committee        Chairman     2002 to present;                   company);
                              Chairman         since        Transition Adviser                 Director of
                              and Audit        2005         to SunGard                         Wood
                              Committee                     Securities Finance,                Resources,
                              Member                        Inc. from February                 LLC (plywood
                                                            2002 to July 2002;                 manufacturing
                                                            President of                       company)
                                                            SunGard Securities
                                                            Finance, Inc. from
                                                            2001 to February
                                                            2002; President of
                                                            Loanet, Inc. (on-
                                                            line accounting
                                                            service) from 1997
                                                            to 2001
----------------------------------------------------------------------------------------------------------------


                                       11

----------------------------------------------------------------------------------------------------------------
                                                                                   Number
                                                                                   Of
                                                                                   Portfolios
                                               Term of                             in Fund
                                               Office (1)                          Complex
                                               and Length   Principal              Overseen    Other
Name, Address and Date of     Position(s)      of Time      Occupation(s) During   By          Directorships
Birth                         Held with Fund   Served       Past Five Years        Director    Held by Director
----------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
----------------------------------------------------------------------------------------------------------------
Michael E. Kenneally(2), (3)  Director         Since        Chairman and           40          None
Credit Suisse Asset                            2004         Global Chief
Management, LLC                                             Executive Officer
Attn:  General Counsel                                      of Credit Suisse
466 Lexington Avenue                                        from March 2003
New York, New York                                          to July 2005;
10017-3140                                                  Chairman and
                                                            Chief Investment
Date of Birth:  03/30/54                                    Officer of Banc of
                                                            America Capital
                                                            Management from
                                                            1998 to March
                                                            2003.
----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                          Term of
                                          Office(1) and
                            Position(s)   Length of
Name, Address and Date of   Held with     Time
Birth                       Fund          Served         Principal Occupation(s) During Past Five Years
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------
Steven B. Plump(3)          Chief         Since 2005     Managing Director of Credit Suisse;
Credit Suisse Asset         Executive                    Associated with Credit Suisse or its
Management, LLC             Officer and                  predecessors since 1995; officer of other
466 Lexington Avenue        President                    Credit Suisse Funds
New York, New York
10017-3140

Date of Birth:  02/08/59
-------------------------------------------------------------------------------------------------------
Michael A. Pignataro        Chief         Since Fund     Director and Director of Fund
Credit Suisse Asset         Financial     inception      Administration of Credit Suisse; Associated
Management, LLC             Officer and                  with Credit Suisse or its predecessors since
466 Lexington Avenue        Treasurer                    1984; Officer of other Credit Suisse Funds
-------------------------------------------------------------------------------------------------------

-------------------

2 Mr. Kenneally is a Director who is and "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

3    Effective  July  31, 2005, Steven B. Plump was appointed as Chief Executive
     Officer and President of the Fund. Mr. Kenneally who previously held these positions resigned effective July 31, 2005.


                                       12

-------------------------------------------------------------------------------------------------------
                                          Term of
                                          Office(1) and
                            Position(s)   Length of
Name, Address and Date of   Held with     Time
Birth                       Fund          Served         Principal Occupation(s) During Past Five Years
-------------------------------------------------------------------------------------------------------
New York, New York
10017-3140
Date of Birth:  11/15/59
-------------------------------------------------------------------------------------------------------
Emidio Morizio              Chief         Since 2004     Director and Global Head of Compliance of
Credit Suisse Asset         Compliance                   Credit Suisse; Associated with Credit Suisse
Management, LLC             Officer                      since July 2000; Vice President and Director
466 Lexington Avenue                                     of Compliance of Forstmann-Leff
New York, NY 10017                                       Associates from 1998 to June 2000; Officer
3140                                                     of other Credit Suisse Funds
Date of Birth:  9/21/66
-------------------------------------------------------------------------------------------------------
Ajay Mehra                  Chief Legal   Since          Director and Head of Legal Americas
Credit Suisse Asset         Officer       2004           Traditional Asset Management and Hedge
Management, LLC                                          Funds; Associated with Credit Suisse since
                                                         September 2004; Senior Associate of
466 Lexington Avenue                                     Shearman & Sterling LLP from September
New York, New York                                       2000 to September 2004; Senior Counsel
10017-3140                                               of the SEC Division of Investment
                                                         Management from June 1997 to September
Date of Birth: 08/14/70                                  2000; Officer of other Credit Suisse Funds

-------------------------------------------------------------------------------------------------------
J. Kevin Gao                Vice          Since 2004     Director and Legal Counsel of Credit Suisse;
Credit Suisse Asset         President                    Associated with Credit Suisse since July
Management, LLC             and                          2003; Associated with the law firm of
466 Lexington Avenue        Secretary                    Willkie Farr & Gallagher LLP from 1998 to
New York, NY  10017                                      2003; officer of other Credit Suisse Funds
3140
Date of Birth:  10/13/67
-------------------------------------------------------------------------------------------------------
Robert Rizza                Assistant     Since Fund     Vice President of Credit Suisse; Associated
Credit Suisse Asset         Treasurer     inception      with Credit Suisse since 1998; Officer of
Management, LLC                                          other Credit Suisse Funds
466 Lexington Avenue
New York, NY 10017-
3140
Date of Birth:  12/9/65
-------------------------------------------------------------------------------------------------------

              OWNERSHIP IN SECURITIES OF THE FUND AND FUND COMPLEX

As reported to the Fund, the information in the following table reflects beneficial ownership by the Directors of certain securities as of December 31, 2005.

----------------------------------------------------------------------------------------------------
                                                                            Aggregate Dollar Range
                                                                            of Equity Securities in
                                                                                all Registered
                                                                             Investment Companies
                                                                            Overseen by Director in
                                                                             Family of Investment
Name of Director       Dollar Range of Equity Securities in the Fund*,(1)       Companies*, (1)
----------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------
Enrique R. Arzac       Government Portfolio                 A                          E

                       -------------------------  -------------------------
                       Prime Portfolio                      A

----------------------------------------------------------------------------------------------------
Richard H. Francis     Government Portfolio                 A                          E

                       -------------------------  -------------------------
                       Prime Portfolio                      A

----------------------------------------------------------------------------------------------------
Jeffrey E. Garten      Government Portfolio                 A                          B

                       -------------------------  -------------------------
                       Prime Portfolio                      A

----------------------------------------------------------------------------------------------------
Peter F. Krogh         Government Portfolio                 A                          D

                       -------------------------  -------------------------
                       Prime Portfolio                      A

----------------------------------------------------------------------------------------------------
Steven N. Rappaport    Government Portfolio                 A                          D

                       -------------------------  -------------------------
                       Prime Portfolio                      A

----------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
----------------------------------------------------------------------------------------------------
Michael E. Kenneally   Government Portfolio                 A                          E

                       -------------------------  -------------------------
                       Prime Portfolio                      A

----------------------------------------------------------------------------------------------------

-------------------
*    Key  to  Dollar  Ranges:
     A.   None
     B.   $1-$10,000
     C.   $10,000-$50,000
     D.   $50,000-$100,000
     E.   Over  $100,000


1 Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

          COMMITTEES AND MEETINGS OF DIRECTORS

          The Fund's Board has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Fund as defined in the 1940 Act ("Independent Directors"), namely Messrs. Arzac, Francis, Garten, Krogh and Rappaport.

          In accordance with its written charter adopted by the Board, the Audit Committee (a) assists Board oversight of the integrity of the Fund's financial statements, the independent registered public accounting firms' qualifications and independence, the Fund's compliance with legal and regulatory requirements and the performance of the Fund's independent registered public accounting firms; (b) prepares an audit committee report, if required by the SEC, to be included in the Fund's annual proxy statement, if any; (c) oversees the scope of the annual audit of the Fund's financial statements, the quality and objectivity of the Fund's financial statements, the Fund's accounting and financial reporting policies and its internal controls; (d) determines the selection, appointment, retention and termination of the Fund's independent registered public accounting firms, as well as approving the compensation thereof; (e) pre-approves all audit and non-audit services provided to the Fund and certain other persons by such independent registered public accounting firms; and (f) acts as a liaison between the Fund's independent registered public accounting firms and the full Board. The Audit Committee met six times during the Fund's fiscal year ended December 31, 2005.

          In accordance with its written charter adopted by the Board, the Nominating Committee recommends to the Board persons to be nominated by the Board for election at the Fund's meetings of shareholders, special or annual, if any, or to fill any vacancy on the Board that may arise between shareholder meetings. The Nominating Committee also makes recommendations with regard to the tenure of Board members and is responsible for overseeing an annual evaluation of the Board and its committee structure to determine whether such structure is operating effectively. The Nominating Committee met four times during the fiscal year ended December 31, 2005.

          The Nominating Committee will consider for nomination to the Board candidates submitted by the Fund's shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Fund's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an "interested person" of the Fund (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Exchange Act. If the Fund is holding a shareholder meeting, any such submission, in order to be included in the Fund's proxy statement, should be made no later than the 120th calendar day before the date the Fund's proxy statement was released to security holders in connection with the previous year's annual meeting or, if the Fund has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Fund begins to print and mail its proxy statement.

          No employee of Credit Suisse, State Street Bank and Trust Company ("State Street") and CSAMSI, the Fund's co-administrators, or any of their affiliates receives any compensation from the Fund for acting as an officer or director of the Fund. For the period shown in the table below, each Director who is not a director, trustee, officer or employee of Credit Suisse, State Street, CSAMSI or any of their affiliates received an annual fee of $750 and $250 for each Board meeting attended by him for his services as a Director, and was reimbursed for expenses incurred in connection with his attendance at Board meetings. For the period shown in the table below, each member of the Audit Committee received a meeting fee of $250 per fund, and the chairman of the Audit Committee received a meeting fee of $325 per fund, for serving on the Audit Committee.

          Effective January 1, 2006, each Director who is not a director, trustee, officer or employee of Credit Suisse, State Street, CSAMSI or any of their affiliates receives an annual fee of $1,000 per fund and $300 for each meeting of the Board attended by him for his services as Director and is reimbursed for expenses incurred in connection with attendance at Board meetings. Each member of the Audit Committee receives a meeting fee of $300 per fund and the chairman of the Audit Committee receives an additional annual fee of $250 per fund for serving on the Audit Committee.

          Mr. Rappaport has informed the Fund that his former employer, Loanet, Inc. ("Loanet"), had performed loan processing services for various Credit Suisse Group entities (not including Credit Suisse). He indicated that Loanet billed these Credit Suisse entities approximately $1,700,000 and $2,300,000 during the years ended December 31, 2000 and 2001, respectively. Prior to May 31, 2001, Mr. Rappaport was President and a director of Loanet, and held approximately 25% equity interest in Loanet. Another investor in Loanet owned an approximately 67% interest and was in control of Loanet until May 31, 2001. On May 31, 2001, Loanet was sold to SunGard Data Systems, Inc. ("SunGard"). Mr. Rappaport sold his shares to SunGard, but remained President of Loanet until December 31, 2001. Mr. Rappaport remained at Loanet for a nominal salary until July 31, 2002 but had no formal position.

    DIRECTORS' TOTAL COMPENSATION FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------
                                                All Investment    Total Number
                                                 Companies in     of Funds for
                                                  the Credit     which Director
                       Government     Prime       Suisse Fund    Serves Within
Name of Director        Portfolio   Portfolio       Complex       Fund Complex
-------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------
Enrique Arzac          $       850  $      850  $       134,667              47
-------------------------------------------------------------------------------
Richard H. Francis     $     1,625  $    1,625  $        81,500              41
-------------------------------------------------------------------------------
Jeffrey E. Garten      $     1,250  $    1,250  $        57,250              40
-------------------------------------------------------------------------------
Peter P. Krogh         $     1,738  $    1,738  $        76,475              40
-------------------------------------------------------------------------------
James S. Pasman, Jr.*  $     1,625  $    1,625  $       117,000              42
-------------------------------------------------------------------------------
Steven N. Rappaport    $     1,663  $    1,663  $       109,200              47
-------------------------------------------------------------------------------
INTERESTED DIRECTORS
-------------------------------------------------------------------------------
Michael Kenneally**            None       None             None              40
-------------------------------------------------------------------------------
William W. Priest***   $       219  $      219  $        23,453              47
-------------------------------------------------------------------------------

-------------------
*    Mr.  Pasman  retired  from  the  Board  effective  February  16,  2006.

** Mr. Kenneally received no compensation from the Fund during the fiscal year ended December 31, 2005, but became eligible to be compensated by the Fund beginning at the first Board meeting in 2006.

***  Mr.  Priest  resigned  as  a  Director  effective  April  15,  2005.

          As of March 31, 2006, Directors and officers of the Fund as a group owned of record less than 1% of each class of shares of each Portfolio.

          Investment Advisory Agreements
          ------------------------------

          Credit Suisse Asset Management, LLC, located at 466 Lexington Avenue, New York, New York 10017-3140, is part of the asset management business of Credit Suisse, one of the world's leading banks. Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements.

          The Advisory Agreement between each Portfolio and Credit Suisse continues in effect from year to year if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

          Pursuant to each Advisory Agreement, subject to the supervision and direction of the Board, Credit Suisse is responsible for managing each Portfolio in accordance with the Portfolio's stated investment objective and policies. Credit Suisse is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. In addition to expenses that Credit Suisse may incur in performing its services under the Advisory Agreement, Credit Suisse pays the compensation, fees and related expenses of all Directors who are affiliated persons of Credit Suisse or any of its subsidiaries.

          Each Portfolio bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of Credit Suisse or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Portfolio's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.

          Each class of a Portfolio bears all of its own expenses not specifically assumed by the Adviser or another service provider to the Portfolio. General expenses of a Portfolio not readily identifiable as belonging to a particular class are allocated among all Credit Suisse Funds by or under the direction of the Funds' Boards of Directors/Trustees in such manner as the Boards determine to be fair and accurate. Each class of a Portfolio pays its own administration fees and may pay a different share than the other classes of other expenses, except advisory and custodian fees, if those expenses are actually incurred in a different amount by such class or if a class receives different services.

          Each Advisory Agreement provides that Credit Suisse shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with the matters to which the Agreement relates, except that Credit Suisse shall be liable for a loss resulting from a breach of fiduciary duty by Credit Suisse with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect Credit Suisse against any liability to a Portfolio or to shareholders of a Portfolio to which Credit Suisse would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of Credit Suisse's reckless disregard of its obligations and duties under the Advisory Agreement.

          The Fund or Credit Suisse may terminate each Advisory Agreement on 60 days' written notice without penalty. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          For the services provided pursuant to the Advisory Agreement, Credit Suisse receives a fee, computed daily and payable monthly, at the annual rate of ..20% of each Portfolio's average daily net assets. Credit Suisse may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be paid by each Portfolio.

          For the fiscal years ended December 31, 2003, December 31, 2004 and December 31, 2005 for the Prime Portfolio and for the fiscal years ended December 31, 2003, December 31, 2004 and December 31, 2005 for the Government Portfolio, investment advisory fees earned by Credit Suisse and voluntarily waived, and expenses reimbursed for each Portfolio were as follows:

--------------------------------------------------------------------
PORTFOLIO   YEAR  GROSS       WAIVER      NET        EXPENSE
                  ADVISORY                ADVISORY   REIMBURSEMENTS
                  FEE                     FEE
--------------------------------------------------------------------
Prime       2003  $1,485,091  $  770,461  $ 714,630  $             0
Portfolio
--------------------------------------------------------------------
Prime       2004  $1,345,518  $  750,303  $ 595,215  $             0
Portfolio
--------------------------------------------------------------------
Prime       2005  $1,264,089  $1,134,717  $ 129,372  $             0
Portfolio
--------------------------------------------------------------------
Government  2003  $  293,862  $  267,763  $  26,099  $             0
Portfolio
--------------------------------------------------------------------
Government  2004  $  322,979  $  298,499  $  24,480  $             0
Portfolio
--------------------------------------------------------------------
Government  2005  $  165,354  $  165,354  $       0  $        56,941
Portfolio
--------------------------------------------------------------------


          Co-Administration Agreements
          ----------------------------

          CSAMSI and State Street Bank serve as co-administrators to each Portfolio pursuant to separate written agreements with the Portfolio (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively). CSAMSI has served as co-administrator to each Portfolio since the Fund's inception. CSAMSI currently provides these services without compensation for both Portfolios.

          For the services provided by State Street under the State Street Co-Administration Agreement, the Fund pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, subject to an annual minimum fee exclusive of out-of-pocket expenses. Each class of shares of the Fund bears its proportionate share of fees payable to State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation. For the years ended December 31, 2003, December 31, 2004 and December 31, 2005, the Government Portfolio paid State Street fees (including out-of-pocket fees) under the State Street Co-Administration Agreement of $83,268, $100,636, $66,274, respectively. For the years ended December 31, 2003, December 31, 2004 and December 31, 2005, the Prime Portfolio paid State Street fees (including out-of-pocket fees) under the State Street Co-Administration Agreement of $434,062, $398,814 and $425,399 respectively.

          The Fund and Credit Suisse have obtained an order of exemption (the "Order") from the SEC to permit certain affiliates of Credit Suisse to act as lending agent for the Fund, to permit securities loans to broker-dealer affiliates of Credit Suisse, and to permit the investment of cash collateral received by an affiliated lending agent from borrowers and other uninvested cash amounts in certain money market funds advised by Credit Suisse ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that the securities lending program does not involve overreaching by Credit Suisse or any of its affiliates. These conditions include percentage limitations on the amount of the Fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each Fund that invests in the Investment Funds will do so at the same price as each other Fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends. During the fiscal year ended December 31, 2003 and until March 24, 2004, Credit Suisse Securities (USA) LLC, an affiliate of Credit Suisse, served as the Fund's securities lending agent. Effective March 24, 2004, State Street Bank and Trust Company ("State Street"), the Fund's co-administrator and custodian, has been engaged to act as the Fund's securities lending agent.
State Street is not an affiliate of Credit Suisse.

          Code of Ethics.  The Fund, Credit Suisse, and CSAMSI have each adopted
          --------------
a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings. The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

          Custodian and Transfer Agent.  State Street acts as the custodian for
          ----------------------------
each Portfolio pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of each Portfolio, (b) holds and transfers portfolio securities on account of the each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities, and (e) makes periodic reports to the Board of Directors concerning each Portfolio's operations. State Street is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of each Portfolio, provided that State Street remains responsible for the performance of all its duties under the Custodian Agreement and hold each Portfolio harmless from the negligent acts and omissions of any sub-custodian. For its services to each Portfolio under the Custodian Agreement, State Street receives a fee which is calculated based upon the average daily market value of each Portfolio's assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to each Portfolio. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

          Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), serves as the shareholder servicing, transfer and dividend disbursing agent of each Portfolio pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Portfolios, (ii) addresses and mails all communications by the Portfolios to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Portfolios. BFDS's principal business address is 66 Brooks Drive, Braintree, Massachusetts 02184.

          Distribution and Shareholder Servicing
          --------------------------------------

          Distributor.  CSAMSI serves as distributor of the Fund's shares and
          -----------
offers each Portfolio's shares on a continuous basis. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

          Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Distribution Agreement (the "Distribution Agreement") and 12b-1 Plans for Class B shares and Class C shares of each Portfolio, to permit the Fund to compensate CSAMSI for activities associated with the distribution of the these shares.

          The Class B Plan provides that a service fee of 0.10% per year of the average daily net assets of the Class B shares of each Portfolio will be paid as compensation to CSAMSI. The Class C Plan provides that a service fee of 0.25% per year of the average daily net assets of the Class C shares of each Portfolio will be paid as compensation to CSAMSI.

          These fees are intended to compensate CSAMSI, or to enable CSAMSI to compensate other persons ("Service Providers"), for providing Services (as defined below) to the Portfolios. Services performed by CSAMSI or Service Providers include (i) services that are primarily intended to result in, or that are primarily attributable to, the sale of Class B and Class C shares, as set forth in the relevant 12b-1 Plan ("Selling Services") and (ii) ongoing servicing and/or maintenance of the accounts of Class B and Class C shareholders of each Portfolio, as set forth in the relevant 12b-1 Plan ("Shareholder Services", and together with Selling Services, "Services"). Shareholder Services may include, without limitation, responding to shareholder inquiries and providing services to shareholders not otherwise provided by the Fund's distributor or transfer agent. Selling Services may include, without limitation, (a) the printing and distribution to prospective investors in Class B and C Shares (of each Portfolio) of prospectuses and statements of additional information describing the Portfolios; (b) the preparation, including printing, and distribution of sales literature, advertisements and other informational materials relating to the Class B and C Shares (of each Portfolio); (c) providing telephone services relating to each Portfolio, including responding to inquiries of prospective investors; (d) formulating and implementing marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. In providing compensation for Services in accordance with each Plan, CSAMSI is expressly authorized (i) to make, or cause to be made, payments to Service Providers reflecting an allocation of overhead and other office expenses related to providing Services and (ii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services.

          With respect to sales of each Portfolio's Class B or Class C shares through a broker-dealer, financial intermediary or financial institution (each a "Service Organization"), CSAMSI pays the Service Organization an ongoing maintenance fee. The payments to the Service Organizations will continue to be paid for as long as the related assets remain in a Portfolio.

          In addition to the maintenance fee paid to Service Organizations, CSAMSI or its affiliates may from time to time pay additional compensation on a one-time or ongoing basis to intermediaries in connection with the sale of shares. The standard compensation for the sales of Classes A, B and C shares are disclosed in each Portfolio's Prospectuses. Appendix C lists certain financial representatives with whom CSAMSI and/or its affiliates have special fee arrangements as of March 24, 2006. CSAMSI and/or its affiliates may enter into special fee arrangements with other parties from time to time. Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of the Fund on a financial representative's preferred list of funds or otherwise associated with the financial representative's marketing and other support activities relating to the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of the Portfolio. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Portfolio during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

          The 12b-1 Plans will continue in effect for so long as their continuance is specifically approved at least annually by the Board, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plans ("Independent Directors"). Any material amendment of the 12b-1 Plans would require the approval of the Board in the same manner. None of the 12b-1 Plans may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. The 12b-1 Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of a Portfolio.

          During the fiscal year ended December 31, 2005, CSAMSI spent the fees paid under the Fund's 12b-1 Plans as follows:

---------------------------------------------------------------------
                              Prime Portfolio   Government Portfolio
---------------------------------------------------------------------
Advertising                   $              0  $                   0
---------------------------------------------------------------------
Printing and mailing
prospectuses for promotional
purposes                      $          1,065  $                 984
---------------------------------------------------------------------
Payment to broker-dealers     $        451,265  $              75,774
---------------------------------------------------------------------
People-related and occupancy  $        135,533  $             110,793
---------------------------------------------------------------------
Other                         $         18,574  $               4,486
---------------------------------------------------------------------


          Each Portfolio has authorized certain Service Organizations or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than each Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. Each Portfolio may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by a Portfolio in proper form will be priced at the Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if shares are purchased directly from a Portfolio. Service Organizations may also be reimbursed for marketing costs. Each Portfolio may reimburse part of the Service Fee at rates they would normally pay to the transfer agent for providing the services.

          For the year ended December 31, 2005, distribution fees paid to CSAMSI under the 12b-1 Plans were as follows:

                                 2005

          ------------------------------------------------
               PORTFOLIO         CLASS   DISTRIBUTION FEE
          ------------------------------------------------
          Government Portfolio  Class B  $          47,002
                                -------  -----------------
                                Class C  $          23,832
          ------------------------------------------------
          Prime Portfolio       Class B  $         246,092
                                -------  -----------------
                                Class C  $         186,390
          ------------------------------------------------


          Payments by the Fund to CSAMSI under the B Shares and C Shares 12b-1 Plans, as applicable, are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed the distribution expenses actually incurred.

          CSAMSI provides the Board of the Fund with periodic reports of amounts spent under the B Shares and C Shares 12b-1 Plans, as applicable, and the purposes for which the expenditures were made.

          Proxy Voting Policy and Procedures
          ----------------------------------

          The Fund has adopted Credit Suisse's Proxy Voting Policy and Procedures as its proxy voting policy. The Proxy Voting Policy and Procedures appear as Appendix B to this SAI. The Fund files Form N-PX with the complete proxy voting record for each Portfolio for the 12 months ended June 30 of each year, not later than August 31 of each year. The Fund's Form N-PX is available
(1) without charge and upon request by calling the Fund toll-free at 800-927-2874 or through Credit Suisse's website, www.credit-suisse.com/us and
(2) on the SEC's website at http://www.sec.gov.

          Disclosure of Portfolio Holdings
          --------------------------------

          The Fund's Board has adopted policies and procedures governing the disclosure of information regarding its portfolio holdings. As a general matter, it is the Fund's policy that no current or potential investor (or their representative) (collectively, the "Investors") will be provided information on a Portfolio's portfolio holdings on a preferential basis in advance of the provision of that information to other Investors. The Fund's policies apply to all of the Fund's service providers that, in the ordinary course of their activities, come into possession of information about each Portfolio's portfolio holdings.

          The Fund's policies and procedures provide that information regarding each Portfolio's specific security holdings, sector weightings, geographic distribution, issuer allocations and related information, among other things ("Portfolio-Related Information") will be disclosed to the public only (i) as required by applicable laws, rules or regulations or (ii) pursuant to the Fund's policies and procedures when the disclosure of such information is considered by the Fund's officers to be consistent with the interests of Portfolio shareholders. In the event of a conflict of interest between the Fund, on the one hand, and a service provider or their affiliates on the other hand, relating to the possible disclosure of Portfolio-Related Information, the Fund's officers will seek to resolve any conflict of interest in favor of the Fund's interests. In the event that a Fund officer is unable to resolve such conflict, the matter will be referred to the Fund's Audit Committee for resolution.

          The Fund's policies further provide that in some instances, it may be appropriate for the Fund to selectively disclose its Portfolio-Related Information (e.g., for due diligence purposes to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information. Unless the context clearly suggests that the recipient is under a duty of confidentiality, the Fund's officers will condition the receipt of selectively disclosed Portfolio-Related Information upon the receiving party's agreement to keep such information confidential and to refrain from trading Portfolio shares based on the information.

          Neither the Fund, the Adviser, officers of the Fund nor employees of its service providers will receive any compensation in connection with the disclosure of Portfolio-Related Information. However, the Fund reserves the right to charge a nominal processing fee, payable to the applicable Portfolio, to nonshareholders requesting Portfolio-Related Information. This fee is designed to offset the Portfolio's costs in disseminating data regarding such information. All Portfolio-Related Information will be based on information provided by State Street, as the Fund's co-administrator/accounting agent.

          Disclosure of Portfolio-Related Information may be authorized only by executive officers of the Fund, Credit Suisse and CSAMSI. The Fund's Board is responsible for overseeing the implementation of the policies and procedures governing the disclosure of Portfolio-Related Information and reviews the policies annually for their continued appropriateness.

          Each Portfolio provides a full list of its holdings as of the end of each calendar month on its website, www.credit-suisse.com/us, approximately 10 business days after the end of each month. The list of holdings as of the end of each calendar month remains on the website until the list of holdings for the following calendar month is posted to the website.

          The Fund and Credit Suisse have ongoing arrangements to disclose Portfolio-Related Information to service providers to the Fund that require access to this information to perform their duties to the Fund. Set forth below is a list, as of April 1, 2006, of those parties with which Credit Suisse, on behalf of the Fund, has authorized ongoing arrangements that include the release of Portfolio-Related Information, as well as the frequency of release under such arrangements and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed.

-----------------------------------------------------------------------
Recipient                      Frequency     Delay before dissemination

-----------------------------------------------------------------------
State Street (custodian,       Daily         None
accounting agent, co-
administrator and securities
lending agent)

-----------------------------------------------------------------------
Institutional Shareholder      As necessary  None
Services (proxy voting
service and filing of class
action claims)

-----------------------------------------------------------------------
Interactive Data Corp.         Daily         None
(pricing service)

-----------------------------------------------------------------------
BFDS (transfer agent)          As necessary  None

-----------------------------------------------------------------------

          In addition, Portfolio-Related Information may be provided as part of the Fund's ongoing operations to: the Fund's Board; PricewaterhouseCoopers LLP, its independent registered public accounting firm ("PwC"); Willkie Farr & Gallagher LLP, counsel to the Fund; Drinker Biddle & Reath LLP, counsel to the Fund's Independent Directors; broker-dealers in connection with the purchase or sale of portfolio securities or requests for price quotations or bids on one or more securities; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation, if any. The entities to which the Fund provides Portfolio-Related Information, either by explicit agreement or by virtue of the nature of their duties to the Fund, are required to maintain the confidentiality of the information disclosed and to refrain from trading Portfolio shares based on the information.

          On an ongoing basis, the Fund may provide Portfolio-Related Information to third parties, including the following: mutual fund evaluation services; broker-dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on a Portfolio and not for dissemination of this information to their clients or use of this information to conduct trading for their clients; mutual fund data aggregation services; sponsors of retirement plans that include funds advised by Credit Suisse; and consultants for investors that invest in funds advised by Credit Suisse, provided in each case that the Fund has a legitimate business purpose for providing the information and the third party has agreed to keep the information confidential and to refrain from trading based on the information. The entities that receive this information are listed below, together with the frequency of release and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed:

---------------------------------------------------------------
Recipient                 Frequency  Delay before dissemination

---------------------------------------------------------------
Lipper                    Monthly    5th business day of
                                     following month

---------------------------------------------------------------
S&P                       Monthly    2nd business day of
                                     following month

---------------------------------------------------------------
Thomson Financial/Vestek  Quarterly  5th business day of
                                     following month

---------------------------------------------------------------

          The Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by a Portfolio.

          The ability of the Fund, Credit Suisse and CSAMSI, as the co-administrator of the Fund, to effectively monitor compliance by third parties with their confidentiality agreements is limited, and there can be no assurance that the Fund's policies on disclosure of Portfolio-Related Information will protect the Fund from the potential misuse of that information by individuals or firms in possession of that information.

          Organization of the Fund
          ------------------------

          The Fund was incorporated on August 17, 2001 under the laws of the State of Maryland under the name of "Credit Suisse Institutional Money Market Fund, Inc." The Portfolios are the two portfolios of an open-end series investment company, the Fund, each of which has three classes of common stock outstanding; Class A, Class B, and Class C. Unless otherwise indicated, references to the "Fund" apply to each class of shares of the Fund. The Fund's charter authorizes the Board of Directors to issue 9 billion full and fractional shares of capital stock, par value $.001 per share, of which 2 billion shares are designated "Class A Shares," 2 billion shares are designated "Class B Shares" and 2 billion shares are designated "Class C Shares."

          The Board may classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of the Fund's shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

          All shareholders of each Portfolio upon liquidation will participate ratably in the Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

          Each Portfolio is diversified. Investors in a Portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Portfolio will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the governing Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Director of the Fund may be removed from office upon the vote of shareholders holding at least a majority of the Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of the Fund.

          Pending shareholder approval, each Portfolio may redeem shares held by a shareholder for any reason, subject to applicable law, if the Board of Directors determines that doing so is in the best interests of the Portfolio.

          The Fund's charter authorizes the Fund to redeem shares of a class or series of either Portfolio held by a shareholder for any reason, subject to applicable law, if the Board determines that doing so is in the best interest of the Fund. The circumstances under which the Board may involuntarily redeem shareholders include, but are not limited to, (a) a decision to discontinue issuance of shares of a particular class or classes of capital stock, (b) a decision to combine the assets belonging to, or attributable to shares of a particular class or classes of capital stock with those belonging to, or attributable to another class (or classes) of capital stock, (c) a decision to sell the assets belonging to, or attributable to a particular class or classes of capital stock to another registered investment company in exchange for securities issued by the other registered investment company, or (d) a decision to liquidate the Fund or the assets belonging to, or attributable to the particular class or classes of capital stock (subject in each case to any vote of stockholders that may be required by law notwithstanding the foregoing authority granted to the Board). Redemption proceeds may be paid in cash or in kind. The Fund would provide prior notice of any plan to involuntarily redeem shares absent extraordinary circumstances. The exercise of the power granted to the Board under the charter is subject to the Board's fiduciary obligation to the shareholders and any applicable provisions under the 1940 Act and the rules thereunder.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          The offering price of a Portfolio's shares is equal to the per share net asset value of the relevant class of shares of the Portfolio.

          All shares purchased are confirmed to each shareholder and are credited to such shareholder's account at net asset value after receipt in good order which, in the case of purchases directly from the Fund, includes receipt of payment. As a convenience to the investor and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund purchased are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share certificate issuance. The Fund retains the right to waive such fee in its sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Fund).

          Class A shares of each Portfolio are sold directly to investors at a price equivalent to the net asset value.

          Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's Class B or C shares. Some may establish higher minimum investment requirements than set forth in the applicable Prospectus. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's return. Firms also may hold the Fund's Class B or C shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may have access to their clients' direct Fund accounts for servicing, including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursements of cash dividends. Such firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for these services. The Prospectus relating to Class B or C shares should be read in connection with such firms' material regarding their fees and services.

          Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with the Fund are authorized to accept orders on the Fund's behalf. Shareholders maintaining Fund accounts through brokerage firms and other intermediaries should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or CSAMSI. Should an investor place a transaction order with such an intermediary after its deadline, the intermediary may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

          Shares of each Portfolio may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE on any day on which the Fund is open, following receipt in proper form by a Portfolio of the shares tendered for redemption.

          The net asset value of each class is determined at 12:00 noon Eastern Standard Time ("EST"), the close of regular trading on the NYSE and at 5:00 p.m. EST each day each Portfolio is open for business. If a Portfolio receives a purchase order and payment to purchase shares of the Portfolio before 5:00 p.m. EST, then the shareholder will begin to earn dividend distributions on that day. Exchanges of a Portfolio shares for another Credit Suisse Fund will be effected as of 5:00 p.m. EST, exchanging shareholders will receive shares of the exchanged-for-fund at the price for that fund determined as of 4:00 p.m. on the day after the exchange out of the Portfolio. The proceeds of the exchange will be uninvested for one day.

          Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

          If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

          Each Portfolio, however, has elected to be governed by Rule 18f-1 under the 1940 Act as a result of which each Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the respective Portfolio at the beginning of the period.

                    ADDITIONAL INFORMATION CONCERNING TAXES

          The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Portfolio by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Portfolio or to all categories of investors, some of which may be subject to special tax rules. Prospective shareholders are urged to consult their own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Portfolio. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

          The Portfolios and Their Investments
          ------------------------------------

          Each Portfolio intends to continue to qualify as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Portfolio must, among other things:
(a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies net income derived from interests in "qualified publicly traded partnerships" (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derives 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the Portfolio controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

          Portfolio investments in partnerships, including in qualified publicly traded partnerships, may result in a Portfolio's being subject to state, local or foreign income, franchise or withholding tax liabilities.

          As a regulated investment company, each Portfolio will not be subject to U.S. federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of its "investment company taxable income" (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers)), plus or minus certain other adjustments and (ii) 90% of its net tax-exempt income for the taxable year is distributed to its shareholders (the "Distribution Requirement"). A Portfolio will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

          The Code imposes a 4% nondeductible excise tax on a Portfolio to the extent that the Portfolio does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

          If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, a Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if a Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Portfolio had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

          Foreign Investments. Investors in the Prime Portfolio should be aware that it is possible that some portion of the Portfolio's income from investments in obligations of foreign banks could be subject to foreign income or withholding taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Portfolio will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Portfolio will reduce the return from the Portfolio's investments.

          Taxation of U.S. Shareholders
          -----------------------------

          Dividends and Distributions. Dividends and other distributions by a Portfolio are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any taxable dividend or distribution declared by a Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder of the Portfolio on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year. Each Portfolio intends to declare dividend distributions daily and pay them monthly. The Board will determine annually whether to distribute any net realized capital gains. Each Portfolio currently expects to distribute any such excess annually to its shareholders. However, if a Portfolio retains for investment an amount equal to all or a portion of its net realized capital gains, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount,
(b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their tax liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in their income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

          Dividends of net investment income and distributions of net realized short-term capital gains are taxable to U.S. shareholders as ordinary income, whether paid in cash or shares. While neither Portfolio expects to realize net long-term capital gains, any distribution of such realized gains that a Portfolio designates as a capital gain distribution will be taxable as long-term capital gain, regardless of how long a shareholder has held shares of the Portfolio. A shareholder of a Portfolio receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

          Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Portfolio will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Portfolio share held by the shareholder for six months or less will be (i) disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such share and (ii) treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share (similar rules apply with regard to exempt-interest dividend received by the shareholder). If a shareholder incurs a sales charge in acquiring shares of a Portfolio, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

          Notices. Shareholders will receive, if appropriate, various written notices after the close of a Portfolio's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding taxable year.

          Backup Withholding. A Portfolio may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

          Taxation of Non-U.S. Shareholders
          ---------------------------------

          Dividends paid by a Portfolio to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional
"branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

          In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses or upon the sale or other disposition of shares of a Portfolio.

          For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

            THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S.
            FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE PORTFOLIOS
              AND THEIR SHAREHOLDERS. PROSPECTIVE SHAREHOLDERS ARE
            ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO
            THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT
                                IN A PORTFOLIO.

            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL

          PricewaterhouseCoopers LLP ("PwC"), with principal offices at 250 W. Pratt Street, Suite 2100, Baltimore, MD, 21201-2304, serves as independent registered public accounting firm for the Fund. The financial statements that are incorporated by reference into this Statement of Additional Information have been audited by PwC and have been incorporated by reference herein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

          Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as counsel for the Fund and provides legal services from time to time for Credit Suisse and CSAMSI.

                                  MISCELLANEOUS

          As of March 31, 2006, the name, address and percentage of ownership of each person that owns of record 5% or more of the Fund's outstanding shares were as follows:

------------------------------------------------------------------------------
SHAREHOLDER                           NUMBER OF SHARES   PERCENTAGE OF SHARES
------------------------------------------------------------------------------
PRIME PORTFOLIO - CLASS A

HOFFMAN - LA ROCHE INC                     195,847,802                  15.17%
340 KINGSLAND ST.
NUTLEY, NJ  07110-1199

------------------------------------------------------------------------------
PRIME PORTFOLIO - CLASS A

AMERISOURCEBERGEN CORP                     149,000,000                  11.54%
1300 MORRIS DR.
CHESTERBROOK, PA 19087-5559

------------------------------------------------------------------------------
PRIME PORTFOLIO - CLASS A

SEMA & CO.                                 132,085,847                  10.23%
12 E. 49TH ST, 41ST FLOOR
NEW YORK, NY 10017-8298

------------------------------------------------------------------------------
PRIME PORTFOLIO - CLASS A

EDISON MISSION ENERGY                      107,000,000                   8.29%
18101 VON KARMAN AVE
SUITE 1700
IRVINE, CA  92612-0178

------------------------------------------------------------------------------
PRIME PORTFOLIO - CLASS A

RENTAL CAR FINANCE CORP                           7.36%                  7.36%
5330 E. 31ST ST
TULSA, OK  74135-5076

------------------------------------------------------------------------------
PRIME PORTFOLIO - CLASS A

DOLLAR THRIFTY AUTOMOTIVE                         6.15%                  6.15%
GROUP INC.
ATTN: TREASURY
------------------------------------------------------------------------------


                                       34

------------------------------------------------------------------------------
5330 E. 31ST ST
TULSA, OK  74135-5076

------------------------------------------------------------------------------
PRIME PORTFOLIO - CLASS A

CSWP MONEY FUND SETTLEMENT*                283,600,315                  21.97%
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

------------------------------------------------------------------------------
PRIME PORTFOLIO - CLASS B

CSWP MONEY FUND SETTLEMENT*                194,660,523                  99.98%
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

------------------------------------------------------------------------------
PRIME PORTFOLIO - CLASS C

CSWP MONEY FUND SETTLEMENT*                 82,802,430                  99.96%
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO - CLASS A

CSWP MONEY FUND SETTLEMENT*                 11,462,033                  99.71%
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO - CLASS B

CSWP MONEY FUND SETTLEMENT*                 17,838,228                  99.81%
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO - CLASS C

CSWP MONEY FUND SETTLEMENT*                  6,957,203                  99.52%
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

          The Fund's audited Annual Report for the classes of shares it makes available, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, as relevant to the particular investor, is incorporated herein by reference. The Fund will furnish without charge a copy of its Annual Report upon request by calling Credit Suisse Funds at 800-222-8977.

                                   APPENDIX A

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

          Commercial paper rated A-1 by the Standard & Poor's Division of The McGraw-Hill Companies Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

          The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investor Services ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          Fitch, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

                                   APPENDIX B

                       CREDIT SUISSE ASSET MANAGEMENT, LLC

                               CREDIT SUISSE FUNDS
                        CREDIT SUISSE INSTITUTIONAL FUNDS
                         CREDIT SUISSE CLOSED-END FUNDS

                       PROXY VOTING POLICY AND PROCEDURES

INTRODUCTION

     Credit Suisse Asset Management, LLC ("Credit Suisse") is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting. The duty of care requires Credit Suisse to monitor corporate events and to vote proxies. To satisfy its duty of loyalty, Credit Suisse must cast proxy votes in the best interests of each of its clients.

     The Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds (the "Funds"), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

POLICY

     The Proxy Voting Policy (the "Policy") set forth below is designed to ensure that proxies are voted in the best interests of Credit Suisse's clients. The Policy addresses particular issues and gives a general indication of how Credit Suisse will vote proxies. The Policy is not exhaustive and does not include all potential issues.

PROXY VOTING COMMITTEE

     The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients' proxies in accordance with the Policy. The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of Credit Suisse's clients.

     For the reasons disclosed below under "Conflicts," the Proxy Voting Committee has engaged the services of an independent third party (initially, Institutional Shareholder Services ("ISS")) to assist in issue analysis and vote recommendation for proxy proposals. Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

     Credit Suisse investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

CONFLICTS

     Credit Suisse is the institutional and mutual fund asset management arm of Credit Suisse First Boston, which is part of Credit Suisse Group, one of the world's largest financial organizations. As part of a global, full service investment-bank, broker-dealer, and asset-management organization, Credit Suisse and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by Credit Suisse for its clients' accounts. The interests of Credit Suisse and/or its affiliates and personnel may conflict with the interests of Credit Suisse's clients in connection with any proxy issue. In addition, Credit Suisse may not be able to identify all of the conflicts of interest relating to any proxy matter.

CONSENT

     In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is a Fund, disclosure shall be made to any one director who is not an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

RECORDKEEPING

     Credit Suisse is required to maintain in an easily accessible place for five years all records relating to proxy voting.

     These records include the following:

     -    a copy of the Policy;
     - a copy of each proxy statement received on behalf of Credit Suisse clients;
     -    a record of each vote cast on behalf of Credit Suisse clients;
     - a copy of all documents created by Credit Suisse personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and
     - a copy of each written request by a client for information on how Credit Suisse voted proxies, as well as a copy of any written response.

     Credit Suisse reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.

DISCLOSURE

     Credit Suisse will describe the Policy to each client. Upon request, Credit Suisse will provide any client with a copy of the Policy. Credit Suisse will also disclose to its clients how they can obtain information on their proxy votes.

     ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

PROCEDURES

     The Proxy Voting Committee will administer the voting of all client proxies. Credit Suisse has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client's custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide Credit Suisse with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

                               PROXY VOTING POLICY

OPERATIONAL ITEMS

     Adjourn Meeting

          Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

          Amend Quorum Requirements

          Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

     Amend Minor Bylaws

          Generally vote for bylaw or charter changes that are of a housekeeping nature.

     Change Date, Time, or Location of Annual Meeting

          Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

     Ratify Auditors

          Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services). Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

BOARD OF DIRECTORS

     Voting on Director Nominees in Uncontested Elections

          Generally votes on director nominees on a case-by-case basis. Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences;
          (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive.

     Cumulative Voting

          Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

     Director and Officer Indemnification and Liability Protection

          Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

     Filling Vacancies/Removal of Directors

          Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause. Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis. Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

     Independent Chairman (Separate Chairman/CEO)

          Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or (4) established governance guidelines.

     Majority of Independent Directors

          Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels. Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

     Term Limits

          Generally vote against shareholder proposals to limit the tenure of outside directors.

PROXY CONTESTS

     Voting on Director Nominees in Contested Elections

          Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders. The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

     Amend Bylaws without Shareholder Consent

          Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

     Confidential Voting

          Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived. Generally vote for management proposals to adopt confidential voting.

     Cumulative Voting

          Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

     Advance Notice Requirements for Shareholder Proposals/Nominations

          Votes on advance notice proposals are determined on a case-by-case basis.

     Amend Bylaws without Shareholder Consent

          Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

     Poison Pills (Shareholder Rights Plans)

          Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

     Shareholders' Ability to Act by Written Consent

          Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

     Shareholders' Ability to Call Special Meetings

          Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

     Supermajority Vote Requirements

          Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

MERGER AND CORPORATE RESTRUCTURING

     Appraisal Rights

          Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

     Asset Purchases

          Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments; (2) fairness opinion; (3) financial and strategic benefits;
          (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

     Asset Sales

          Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital;
          (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest.

     Conversion of Securities

          Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives. Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

     Corporate Reorganization

          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
          (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Reverse Leveraged Buyouts

          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
          (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Formation of Holding Company

          Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights;
          (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium;
          (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

     Joint Ventures

          Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed;
          (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk; (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

     Mergers and Acquisitions

          Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits;
          (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

     Private Placements

          Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest. Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Prepackaged Bankruptcy Plans

          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
          (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Recapitalization

          Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends;
          (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

     Reverse Stock Splits

          Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

     Spinoffs

          Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure.

     Value Maximization Proposals

          Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

CAPITAL STRUCTURE

     Adjustments to Par Value of Common Stock

          Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

     Common Stock Authorization

          Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

     Dual-class Stock

          Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

     Issue Stock for Use with Rights Plan

          Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

     Preemptive Rights

          Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock.

     Preferred Stock

          Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

     Recapitalization

          Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends;
          (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

     Reverse Stock Splits

          Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

     Share Repurchase Programs

          Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     Stock Distributions: Splits and Dividends

          Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

     Tracking Stock

          Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

EXECUTIVE AND DIRECTOR COMPENSATION

     Executive and Director Compensation

          Votes on compensation plans for directors are determined on a case-by-case basis.

     Stock Plans in Lieu of Cash

          Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis. Generally vote for plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

     Director Retirement Plans

          Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

     Management Proposals Seeking Approval to Reprice Options

          Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following: (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis. Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent.

     Incentive Bonus Plans and Tax Deductibility Proposals

          Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

     Employee Stock Ownership Plans (ESOPs)

          Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

     401(k) Employee Benefit Plans

          Generally vote for proposals to implement a 401(k) savings plan for employees.

     Shareholder Proposals Regarding Executive and Director Pay

          Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

     Performance-Based Option Proposals

          Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

     Stock Option Expensing

          Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

     Golden and Tin Parachutes

          Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

Dated:  May 17, 2005

                                   APPENDIX C*


                                      FEE ARRANGEMENT FOR THE SALE OF COMMON CLASS

------------------------------------------------------------------------------------------------------------------------
Dealer name                                      Fee Arrangement (As a Percentage Of The Fund's Average Net Assets)
------------------------------------------------------------------------------------------------------------------------
A G Edwards & Sons Inc                           0.25%

------------------------------------------------------------------------------------------------------------------------
ABN-AMRO Inc.                                    0.20%

------------------------------------------------------------------------------------------------------------------------
ADP Broker-Dealer, Inc.                          0.25%

------------------------------------------------------------------------------------------------------------------------
ADP Clearing & Outsourcing Services,             Up to 0.25%
Inc.

------------------------------------------------------------------------------------------------------------------------
Advantage Capital Corporation                    0.30%

------------------------------------------------------------------------------------------------------------------------
Advisors Clearing Network, Inc.                  0.25%

------------------------------------------------------------------------------------------------------------------------
American General Ret. Services                   0.40%

------------------------------------------------------------------------------------------------------------------------
Ameriprise Financial Services, Inc.              0.40%

------------------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement, Inc                         0.40%, provided, however, that the fee will be 0.15% with respect to the Common Class shares of any Credit Suisse Fund for which a fee of
                                                 0.25% is payable to the Clearing Broker other than Invesco Services

------------------------------------------------------------------------------------------------------------------------
BancAmerica Robertson Stephens Inc.              0.20% of equity funds; 0.10% of fixed income funds

------------------------------------------------------------------------------------------------------------------------
Bank of Bermuda Ltd.                             0.25% of equity funds; 0.15% of fixed income funds except for 0.25%
                                                 of Global Fixed Income Fund

------------------------------------------------------------------------------------------------------------------------
Bear Stearns Securities Corp.                    0.25%

------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co                              0.35% for qualifying shares; 0.40% for retirement plan shares

------------------------------------------------------------------------------------------------------------------------
Chicago Trust Co.                                0.20% of equity funds; 0.15% of fixed income funds

------------------------------------------------------------------------------------------------------------------------
CIBC World Markets Corp                          0.25%

------------------------------------------------------------------------------------------------------------------------

-------------------

* This Appendix concerning special fee arrangements contains information about fee arrangements for all classes of shares offered by Credit Suisse
     Funds.  Some  of  these  classes  may  not  be  offered  by  your  Fund.



                                      C-1

------------------------------------------------------------------------------------------------------------------------

Dealer name                                      Fee Arrangement (As A Percentage Of The Fund's Average Net Assets)
------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.                    0.25% through Custody programs; 0.35% for Investment Advisory and trading programs; 0.25% for retirement programs, $12 annual fee per each participant in a retirement plan, not to exceed 0.40% of the average daily net assets investing in the Funds through a retirement program

------------------------------------------------------------------------------------------------------------------------
CitiStreet Associates LLC                        0.35% of equity funds; 0.25% of fixed income funds

------------------------------------------------------------------------------------------------------------------------
City National Bank                               0.35% of equity funds; 0.25% of fixed income funds

------------------------------------------------------------------------------------------------------------------------
Dain Rauscher Incorporated                       0.20%; when aggregate assets reach $15 million, the fee will increase to 0.25%

------------------------------------------------------------------------------------------------------------------------
Datalynx                                         0.25%

------------------------------------------------------------------------------------------------------------------------
Donaldson Lufkin & Jenrette                      0.35% on FundVest assets; networking reimbursement fee of $6 per position excluding FundVest positions

------------------------------------------------------------------------------------------------------------------------
Dreyfus Trust Co                                 0.25%

------------------------------------------------------------------------------------------------------------------------
E*Trade Securities                               0.25% of equity funds; 0.20% of fixed income funds

------------------------------------------------------------------------------------------------------------------------
Edgewood Services Inc                            0.25%; 0.35% FOR INVESTMENTS THROUGH FEDERATED TRUST CONNECT
                                                 DEFINED CONTRIBUTION

------------------------------------------------------------------------------------------------------------------------
Federated Investors                              0.25%

------------------------------------------------------------------------------------------------------------------------
Fidelity Investments (FIIOC)                     For certain funds:  0.35%/0.25% on average net assets plus 0.20% on net in-flows to the Funds from the FIIOC plans; for other funds 0.25%
                                                 on average net assets

------------------------------------------------------------------------------------------------------------------------
Fiduciary Trust Company                          0.20% of equity funds; 0.15% of fixed income funds

------------------------------------------------------------------------------------------------------------------------
First Union National Bank                        0.40% of equity funds; 0.25% of fixed income funds

------------------------------------------------------------------------------------------------------------------------
FSC Securities Corp.                             0.30%

------------------------------------------------------------------------------------------------------------------------
Gail Weiss & Associates                          0.25%

------------------------------------------------------------------------------------------------------------------------
GWFS Equities, Inc.                              0.60% (0.40% for recordkeeping fee, 0.20% for distribution fee.)

------------------------------------------------------------------------------------------------------------------------
Hewitt Associates LLC                            0.25%; total annual fee increases to 0.30% for the period during which the aggregate total of all plan assets invested in common class shares of Credit Suisse Funds is $50 million or more

------------------------------------------------------------------------------------------------------------------------
I Clearing LLC (formerly Datek)                  0.25%

------------------------------------------------------------------------------------------------------------------------
ICMA-RC Services, LLC                            0.30%

------------------------------------------------------------------------------------------------------------------------
JP Morgan Invest LLC                             0.15%

------------------------------------------------------------------------------------------------------------------------


                                      C-2

------------------------------------------------------------------------------------------------------------------------

Dealer name                                      Fee Arrangement (As A Percentage Of The Fund's Average Net Assets)
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers                                  0.10% of CS Cash Reserve Fund & 0.10% of CS New York Tax
                                                 Exempt Fund

------------------------------------------------------------------------------------------------------------------------
Linsco Private Ledger                            0.15% for existing clients or 0.25% for new clients

------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Trust Co., NA                  0.30%

------------------------------------------------------------------------------------------------------------------------
Metlife Securities, Inc.                         Up to 0.35%

------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Ins Co.                        0.25%

------------------------------------------------------------------------------------------------------------------------
Minnesota Mutual                                 0.40% of equity funds; 0.25% of fixed income funds

------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter                       0.25%

------------------------------------------------------------------------------------------------------------------------
MCSC Financial Services LLC                      0.40%, except Credit Suisse Commodity Return Strategy Fund - 0.25%

------------------------------------------------------------------------------------------------------------------------
National Investor Service Corp                   0.35%

------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Inc                Between 0.25% and 0.40% based on Insurance Variable Accounts involved and the Fund it invests in

------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman                               0.10% for Cash Reserve and New York Tax Exempt funds

------------------------------------------------------------------------------------------------------------------------
PFPC Brokerage Services                          0.35%

------------------------------------------------------------------------------------------------------------------------
PFPC Inc.                                        0.40%

------------------------------------------------------------------------------------------------------------------------
Prudential Investment Management Services, LLC   0.30%

------------------------------------------------------------------------------------------------------------------------
Raymond James & Associates, Inc                  -  0.20%


                                                 -  $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per position as previously agreed to by Credit Suisse and Raymond James

                                                 -  0.10% of an investor's total purchase amount (the "Gross Sales")
                                                    of all "Qualifying Shares" of the Funds

                                                 -  additional payments between 0.02% and 0.05% annually

------------------------------------------------------------------------------------------------------------------------
Raymond James Financial Services, Inc.           -  0.20%


                                                 -  $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per position as previously agreed to by Credit Suisse and Raymond James

                                                 -  0.10% of an investor's total purchase amount (the "Gross Sales")


                                      C-3

------------------------------------------------------------------------------------------------------------------------

Dealer name                                      Fee Arrangement (As A Percentage Of The Fund's Average Net Assets)
------------------------------------------------------------------------------------------------------------------------
                                                    of all "Qualifying Shares" of the Funds

                                                 -  additional payments between 0.02% and 0.05% annually

------------------------------------------------------------------------------------------------------------------------
RBC Dain Rauscher Inc                            0.20%

------------------------------------------------------------------------------------------------------------------------
Reliastar Life Ins. Co of NY                     0.35% of equity funds; 0.25% of fixed income funds

------------------------------------------------------------------------------------------------------------------------
Resources Trust Company                          0.25% of equity funds; 0.15% of fixed income funds except for 0.25%
                                                 of Global Fixed Income Fund

------------------------------------------------------------------------------------------------------------------------
Retirement Financial Services Inc                0.25%

------------------------------------------------------------------------------------------------------------------------
Royal Alliance Associates                        0.30%

------------------------------------------------------------------------------------------------------------------------
Sentra Securities                                0.30%

------------------------------------------------------------------------------------------------------------------------
Spelman & Co.                                    0.30%

------------------------------------------------------------------------------------------------------------------------
Sunamerica Securities                            0.30%

------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Ret. Plan Services                 0.25% of equity funds; 0.15% of fixed income funds except for 0.25%
                                                 of Global Fixed Income Fund

------------------------------------------------------------------------------------------------------------------------
The Prudential Insurance Company of America      0.25%

------------------------------------------------------------------------------------------------------------------------
The Vanguard Group                               0.25%

------------------------------------------------------------------------------------------------------------------------
The Variable Ann. Life Ins Co                    0.35%

------------------------------------------------------------------------------------------------------------------------
UBS Financial Services                           0.30%

------------------------------------------------------------------------------------------------------------------------
UMB Bank                                         0.25% of equity funds; 0.15% of fixed income funds except for 0.25%
                                                 of global fixed income fund

------------------------------------------------------------------------------------------------------------------------
Union Bank of California                         0.20% of equity funds; 0.10% of fixed income funds except for 0.20%
                                                 of Global Fixed Income Fund

------------------------------------------------------------------------------------------------------------------------
USAA Investment Management Co                    0.30% of equity funds; 0.20% of fixed income funds

------------------------------------------------------------------------------------------------------------------------
VALIC                                            0.40%

------------------------------------------------------------------------------------------------------------------------
Wachovia Securities, LLC                         0.30%

------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank MN, N.A.                        0.35%

------------------------------------------------------------------------------------------------------------------------
Wells Fargo Retirement Plan Services             0.35%

------------------------------------------------------------------------------------------------------------------------

                                          FEE ARRANGEMENT FOR THE SALE OF ADVISOR CLASS

---------------------------------------------------------------------------------------------------------------------------------
Dealer name                                     Fee Arrangement (As A Percentage Of The Fund's Average Net Assets)
---------------------------------------------------------------------------------------------------------------------------------
American General Ret. Services                  0.75% except for 0.50% of Fixed Income Fund

---------------------------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement, Inc                        0.75%, provided, however, that the fee will be 0.25% with respect to the
                                                Advisor Class shares of any Credit Suisse Fund for which a fee of 0.50% is payable to the Clearing Broker other than Invesco Services

---------------------------------------------------------------------------------------------------------------------------------
Ceridian Retirement Services                    Standard 12b-1 plus Sub-TA fees: 0.20%

---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank                       (i) a one-time fee equal to 0.50% on assets of Fund shares in cases where there is: (a) a change of plan recordkeeper from a party unaffiliated with First
                                                Union to First Union (using the 401K Broker-Sold Platform) and (b) a simultaneous transfer of existing plan assets to a Fund, or (ii) a one-time fee equal to 0.25% on assets of Fund shares for each new contribution by plan participants into a Fund (excluding reallocations of existing plan assets) in the 401(k) Broker-Sold Platform

---------------------------------------------------------------------------------------------------------------------------------
GoldK                                           0.70% except for 0.50% of Fixed Income Fund

---------------------------------------------------------------------------------------------------------------------------------
GWFS Equities, Inc.                             0.75% of equity funds; 0.50% of fixed income funds

---------------------------------------------------------------------------------------------------------------------------------
ICMA-RC Services, LLC                           0.50% for all except Global Fixed Income, Emerging Markets, & Japan
                                                Equity; Sub TA fees 0.20%

---------------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsely Trust Co., NA                 Standard 12b-1 plus 0.20% Sub TA

---------------------------------------------------------------------------------------------------------------------------------
Metlife Securities, Inc.                        0.50% and 1% finders fee on the gross of all new contributions

---------------------------------------------------------------------------------------------------------------------------------
MSCS Financial Services LLC                     0.50% of equity funds, 0.25% for fixed income funds; in addition  sub-
                                                transfer agency fee equal to 0.20% of the average daily net assets of Advisor
                                                Class Fund shares

---------------------------------------------------------------------------------------------------------------------------------
PFPC Brokerage Services                         0.75%

---------------------------------------------------------------------------------------------------------------------------------
PFPC Inc.                                       0.75%

---------------------------------------------------------------------------------------------------------------------------------
Prudential Investment Management Services, LLC  0.65% of equity funds; 0.40% of fixed income funds; 0.50% of Credit Suisse
                                                Fixed Income Fund

---------------------------------------------------------------------------------------------------------------------------------
Raymond James & Associates, Inc                 -  Standard 12b-1 fee, plus;


                                                -  $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per position as previously agreed to by Credit Suisse and Raymond James

                                                -  0.10% of an investor's total purchase amount (the "Gross Sales") of all "Qualifying Shares" of the Funds

                                                -  additional payments between 0.02% and 0.05% annually

---------------------------------------------------------------------------------------------------------------------------------
Raymond James Financial Services, Inc.          -  Standard 12b-1 fee, plus;


                                                -  $9.00 per Level 3 networked position per year or $2.25 per position per

---------------------------------------------------------------------------------------------------------------------------------


                                      C-5

                                                   quarter, or an amount greater than $9.00 per position as previously agreed to by Credit Suisse and Raymond James

                                                -  0.10% of an investor's total purchase amount (the "Gross Sales") of all "Qualifying Shares" of the Funds

                                                -  additional payments between 0.02% and 0.05% annually

---------------------------------------------------------------------------------------------------------------------------------
VALIC                                           0.75% except for 0.50% of Fixed Income Fund

---------------------------------------------------------------------------------------------------------------------------------
Vertical Management Systems                     Standard 12b-1 plus 0.15% Sub TA

---------------------------------------------------------------------------------------------------------------------------------

                                 FEE ARRANGEMENT FOR THE SALE OF CLASSES A, B AND C

-------------------------------------------------------------------------------------------------------------------
Dealer name                             Fee Arrangement (As A Percentage Of The Fund's Average Net Assets)
-------------------------------------------------------------------------------------------------------------------
A G Edwards & Sons Inc                  In addition to the standard compensation, $6 per Level One account; $12 per Level Three account; and $6 per Level Four account

-------------------------------------------------------------------------------------------------------------------
Ameriprise Financial Services, Inc.     Standard compensation for each class plus additional 0.15%.  In addition, each Fund pays a one-time set-up fee of $5,000 and an annual maintenance fee of $2,500. Annualized fee in amount of $12.00 for each
                                        Fund position in a Matrix level 3 Networking account.

-------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.           In addition to the standard compensation, $1.50/quarter per network account; 0.10% on gross sales; 0.0125% per quarter on assets (or 0.05%
                                        annually)

-------------------------------------------------------------------------------------------------------------------
Legg Mason Wood Walker                  Standard compensation plus up to 0.05% of the aggregate value of Fund shares held

-------------------------------------------------------------------------------------------------------------------
Linsco Private Ledger                   12b-1 fees plus sub-TA fees equal to (i) 0.25% of the average net assets represented by Class A shares of qualified accounts and (ii) 0.15% of the average net assets represented by Class A shares of non-qualified accounts held by customers of LPL

-------------------------------------------------------------------------------------------------------------------
Morgan Stanley DW Inc.                  -  Standard 12b-1 fee, plus;


                                        -  0.20% of an investor's total purchase amount:  (i) in Morgan Stanley accounts and (ii) where Morgan Stanley is designated by purchasers as broker-dealer

                                        -  0.05% per year of the total value of all "Qualifying Shares"

-------------------------------------------------------------------------------------------------------------------
National Investor Service Corp          Standard compensation for each class plus Networking compensations paid on a monthly basis with a combined quarter of $1.50 per quarter

-------------------------------------------------------------------------------------------------------------------
Raymond James & Associates, Inc         -  Standard 12b-1 fee, plus;


                                        -  $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per position as previously agreed to by Credit Suisse and Raymond James

                                        -  0.10% of an investor's total purchase amount (the "Gross Sales") of all "Qualifying Shares" of the Funds

                                        -  additional payments between 0.02% and 0.05% annually

-------------------------------------------------------------------------------------------------------------------
Raymond James Financial Services, Inc.  -  Standard 12b-1 fee, plus;


                                        -  $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per position as previously agreed to by Credit Suisse and Raymond James

-------------------------------------------------------------------------------------------------------------------


                                      C-7

-------------------------------------------------------------------------------------------------------------------
                                        -  0.10% of an investor's total purchase amount (the "Gross Sales") of all "Qualifying Shares" of the Funds

                                        -  additional payments between 0.02% and 0.05% annually

-------------------------------------------------------------------------------------------------------------------
Sungard Investment Products Inc.        0.25% for servicing fee plus 0.10% for sub-accounting fee

-------------------------------------------------------------------------------------------------------------------
UBS Financial Services                  Standard fees plus .05% of all sales of fund shares during a year that
                                        Agreement is in effect excluding sales of Fund shares in InsightOne,
                                        PACE, Strategic Advisor or Diversified Return Strategies and sales of money market funds, .10% of net asset value of all equity shares and
                                        .075% of the net asset value of all fixed income shares in UBS-FS accounts.  We will be billed for Networking fees at a rate of $12/year per account

-------------------------------------------------------------------------------------------------------------------

                           FEE ARRANGEMENT FOR THE SALE OF CLASS A SHARES WITH LOAD WAIVED

---------------------------------------------------------------------------------------------------------------------
Dealer name                                Fee Arrangement (As A Percentage Of The Fund's Average Net Assets)

---------------------------------------------------------------------------------------------------------------------
American General Ret. Services             0.50%

---------------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement, Inc.                  0 .50%, provided, however, that the rate of fee will be 0.25% with respect to the Class A shares of any Credit Suisse Fund for which a fee of 0.25% is payable to the Clearing Broker other than Invesco Services

---------------------------------------------------------------------------------------------------------------------
Fidelity Investments (FIIOC)               For certain funds: 0.40% on average net assets plus 0.20% on net in-
                                           flows from the FIIOC plans; for other funds: 0.25% of average net assets

---------------------------------------------------------------------------------------------------------------------
Fiserv Trust Company                       12b-1 plus 0.15% sub-TA notwithstanding the foregoing, the
                                           Distributor or Adviser will pay to Service Provider a total of (1) 12b-1 plus (2) a quarterly service fee for accounts traded under the nominee name of IMS & Co. equal on an annual basis to 0.10% of the average daily net asset value of the shares of such Fund which are owned beneficially by accounts or plans managed by Assetmark Investment
                                           Services, Inc.

---------------------------------------------------------------------------------------------------------------------
GE Financial Trust Company                 The 12b-1 fees as set forth in the prospectus, plus Sub TA fees of .10%

---------------------------------------------------------------------------------------------------------------------
GWFS Equities, Inc.                        0.50%

---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Retirement Plan Services LLC   0.45%

---------------------------------------------------------------------------------------------------------------------
Mercer HR Outsourcing LLC                  0.50%

---------------------------------------------------------------------------------------------------------------------
MetLife Securities, Inc.                   0.25% and an additional 0.15% for equity funds, and an additional
                                           0.15% for fixed income funds following the first twelve months of investment; plus a monthly "finders fee" according to the following schedule: 1.00% on the first $3,000,000; 0.50% on $3,000,001 to
                                           50,000,000; 0.25% above $50,000,000

---------------------------------------------------------------------------------------------------------------------
MCSC Financial Services LLC                standard 12b-1, plus a sub-transfer agency fee equal to 0.20% of the average daily net assets of Class A fund shares held by or on behalf of
                                           Service Organization's customers

---------------------------------------------------------------------------------------------------------------------
National Financial Services                0.30 + additional  .10 for assets under Retirement FundsNetwork plus
                                           Annual Maintenance fee per Fund (based on December brokerage month end assets.)  $4500 (<$2.5 million); $3000 ($2.5 - $5.0 million);
                                           and $0 (>$5.0 million.)

---------------------------------------------------------------------------------------------------------------------
NYLIM Service Company LLC                  0.40%

---------------------------------------------------------------------------------------------------------------------
Pershing                                   Under the "FundVest Institutional Program," Pershing is or will be paid the following compensation with respect to Class A (load waived)
                                           shares: (a) 0.15% of average daily net assets.

---------------------------------------------------------------------------------------------------------------------


                                      C-9

---------------------------------------------------------------------------------------------------------------------
PFPC Brokerage Services                    0.50%

---------------------------------------------------------------------------------------------------------------------
PFPC Inc.                                  0.50%

---------------------------------------------------------------------------------------------------------------------
Prudential Investment Management           0.30%
Services LLC

---------------------------------------------------------------------------------------------------------------------
Union Bank of California, N.A.             0.50%

---------------------------------------------------------------------------------------------------------------------
Wachovia Bank, NA                          0.50%

---------------------------------------------------------------------------------------------------------------------
Wachovia Securities, LLC                   0.30%

---------------------------------------------------------------------------------------------------------------------

     FEE ARRANGEMENTS WITH MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

                  CLASS A, B AND C, COMMON AND ADVISOR CLASSES
                  --------------------------------------------

In addition to the standard commissions, service fee and/or asset-based sales charges payable pursuant to applicable Rule 12b-1 plans, the following fees apply with respect to the classes set forth below:

     -    One-time  account  set-up  fee  of  $50,000.

     -    Class  A,  B  or  C  Shares:
          - A monthly fee of 0.25% of total new gross sales of shares of the Funds;*
          - An annual fee of 0.10% of the value of Fund shares held by customers for more than one year;*
          - An annual fee in respect of each customer account holding such Fund shares, any time during a calendar year (other than ERISA Accounts), of an amount equal to the sum of (a) $16 per front-end load Fund (Class A shares), (b) $19 per back-end load Fund (Class B shares) during the CDSC period and $16 thereafter and (c) $19 per level load Fund (Class C shares) during the CDSC period and $16 thereafter; and
          -    An  annual fee of 0.10% on net assets held in the ERISA Accounts.


     -    Class  C  Shares:
          - Processing Fee - The processing fee will be $19.00 per each position of each Fund, which is comprised of other than front loaded shares (typically class B or class C shares).
          - Service Fee - An amount equal to the product of twenty basis points (0.20%) and the average daily amount invested by the Plans in each Fund.


     -    Common  Class  (and  certain  Institutional)  Shares:*
          -    An  annual  fee  of  0.10%  on net assets in ERISA Accounts; and,
          - An annual fee of 0.35% on net assets held in accounts at MLPF&S (other than ERISA accounts).


     - Advisor Class or Class A Shares (load-waived) offered to certain employee benefit plans (the "Plans"):
          - $16 of Processing Fee annually per each position of each Fund in a Plan;
          - A Service Fee of 0.10% and 0.20% of the average daily net asset of the Advisor Class and Class A shares, respectively; and

          - With respect to the Fund shares held by Plans through the "Investment Only Trading Platform," a fee of 0.10% of the average daily net assets.

*The following fees shall not apply to sales of Common Class shares and Class A shares for which a front-end sales charge is waived until such time as CSAMSI receives written notice from MLPF&S: (a) a monthly fee of 0.25% of total new gross sales of shares of the Funds; and (b) an annual fee of 0.10% of the value of Fund shares held by customers for more than one year.

     FEE  ARRANGEMENTS  WITH  PERSHING

                  CLASS A, B AND C, COMMON AND ADVISOR CLASSES
                  --------------------------------------------

          - Pershing is paid standard commissions and service fees with respect to retail Class A, B and C shares described in applicable prospectuses, some or all of which, in turn, are payable to correspondent brokers thereof.

          - Pershing is paid an annual fee of $6.00 for each shareholder of each fund to reimburse for sub-accounting expenses for certain accounts traded through the National Securities Clearing Corporation ("NSCC").

          - Under the "Clearance-Fee-Waiver-Program," Pershing is paid the following compensation with respect to retail Class A, B and C shares: (a) for shares purchased through AXA Advisors and the Credit Suisse First Boston Private Client Services Group, 0.10% on monthly net purchases with respect to the Credit Suisse Funds; and (b) for shares sold through all other correspondent broker-dealers, 0.125% on monthly net purchases with respect to the Credit Suisse Funds.

          - Under the "FundVest Program," Pershing is paid the following compensation: (a) 0.35% of average daily net assets in Common
               Class shares and 0.10% of average daily net assets in Class A (load waived) shares, less (b) $5,000 per quarter.

          - Under the "FundVest Institutional Program," Pershing is or will be paid the following compensation with respect to Class A (load waived) shares: (a) 0.15% of average daily net assets.

          - With respect to Cash Reserve Fund, Pershing is paid the following compensation with respect to Class A shares: (a) 0.10% of average daily net assets; and (b) a $0.65 fee per shareholder statement.

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
               ---------------------------------------------------

     With respect to the Credit Suisse Institutional Money Market Fund, Pershing is paid (a) distribution fees of 0.10% and 0.25% of average daily net assets of Class B and Class C shares of the Fund, respectively; and (b) a fee of 0.10% of average daily net assets of Class A shares of the Fund for which Pershing performs shareholder servicing and (c) a fee of 0.05% of average daily net assets of Class B and Class C Shares of the Fund for which Pershing performs shareholder servicing.

     FEE ARRANGEMENTS WITH SUNGARD INSTITUTIONAL BROKERAGE INC.

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
               ---------------------------------------------------

     With respect to the Credit Suisse Institutional Money Market Fund, Sungard Institutional Brokerage Inc. is paid a fee of 0.04% of average daily net assets of the Fund for which Sungard Institutional Brokerage Inc. performs shareholder servicing. As consideration for the services SIBI provides with respect to pre-existing accounts, SIBI is paid annual sum of 0.01% of the average daily net assets held in pre-existing accounts.

     FEE ARRANGEMENTS WITH MELLON BANK, N.A.

      CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND INC. - PRIME PORTFOLIO
      --------------------------------------------------------------------

     Mellon Bank, N.A. shall receive a fee equal to 0.05% per annum of the average daily net assets of Fund shares held on behalf of the clients in an account for which Mellon Bank, N.A. is providing shareholder servicing.

FEE ARRANGEMENTS WITH
FIDELITY BROKERAGE SERVICES LLC AND NATIONAL FINANCIAL SERVICES LLC

                                  COMMON CLASS
                                  ------------

     - Start Up Fee: $15,000 (Waived if Fund/Agent has already paid a one time Start Up Fee to NFS)
     - CUSIP Addition Fee: $6,000 per CUSIP not already available on Fidelity's computer system as of the execution date of this amendment, which are added to the transaction fee program; $0.00 per CUSIP not already available on Fidelity's computer system as of the execution date of this amendment which are added to the No Transaction Fee program
     -    Asset Based Fee:
          (a) For the services provided by Fidelity hereunder, Fund/Agent shall pay to NFS a fee with respect to each Fund equal to 0.35 percent per annum of the daily market value of the total number of shares of such Fund held in accounts at NFS, excluding the value of (i) shares held in a brokerage account prior to the effective date of the Agreement as to the Fund issuing such shares ("Pre-Participating Assets") and (ii) shares first placed or purchased in a brokerage account after the termination of the Agreement as to the Fund/Agent issuing such shares. The total number of shares of all Funds with respect to which a fee will be due to Fidelity hereunder shall be referred to in this Exhibit A as "Participating Assets".
     -    Maintenance  Fees:
          (a)  Networking  Fees:  For  each  Fund which participates in the NSCC
                                                        ------------
               Fund/SERV networking level 3 system, Fund/Agent shall pay to NFS:

          (i) an annual networking per position maintenance fee subject to the tiered structure below for each separate Fund position held in any customer account of Fidelity or Correspondent.

                  Position Levels*                 Per Position Fee (annual)
                  ----------------                 --------------------------
                  500,000+                         10.00 ($2.50 quarterly)
                  250,000-500,000                  11.00 ($2.75 quarterly)
                  0-250,000                        12.00 ($3.00 quarterly)

                 *Position levels include all eligible NTF and transaction fee positions

                  Each separate Fund position that is considered in the calculation of the 0.35 percent per annum Asset Based Fee paid to NFS is not subject to the Networking Per Position Fee; and

          (ii) effective July 1, 2006, a $500.00 monthly minimum maintenance fee per Fund. NFS will not charge Fund/Agent the $500.00 Monthly Minimum

                  Fee for any Fund if the average assets per Fund exceeds $3.5 million (as measured by dividing the total market value of all Fund shares subject to this Agreement as of the current month -end by the total number of Funds subject to this Agreement). The Monthly Minimum Fee will be reduced by the amount of Asset Based Fees or Per Position Fees that are generated during the same period.

     Or

          (b)  Effective July 1, 2006 - Omnibus Fees for Transaction Fee Funds

          (i) For each Transaction Fee Fund which does not participate in the NSCC Fund/SERV networking level 3 system, Fund/Agent shall pay to NFS an annual Transaction Fee Fund per position maintenance fee subject to the tiered structure below for each separate Fund position held in any customer account of Fidelity or Correspondent

                  Position Levels                 Per Position Fee (annual)
                  ---------------                 --------------------------
                  500,000+                        14.00 ($3.50 quarterly)
                  250,000-500,000                 15.00 ($3.75 quarterly)
                  0-250,000                       16.00 ($4.00 quarterly)

          (ii) a $500.00 monthly minimum maintenance fee per Fund. NFS will not charge Fund/Agent the $500.00 Monthly Minimum Fee for any Fund if the average assets per Fund exceeds $3.5 million (as measured by dividing the total market value of all fund shares subject to the Agreement as of the current month-end by the total number of Funds subject to the Agreement). The Monthly Minimum Fee will be reduced by the amount of Per Position Fees that are generated during the same period.

     Or

          (c)  Effective July 1, 2006 - Omnibus Fees for No Transaction Fee
               Funds

               Each No Transaction Fee Fund which does not participate in the NSCC Fund/SERV networking level 3 system will be subject to a per Fund monthly minimum maintenance fee of $1,000.00. NFS will not charge Fund/Agent the $1,000.00 NTF Monthly Minimum Fee for any Fund if the average assets per Fund exceed $3.5 million (As measured by dividing the total market value of all Fund shares subject to this Agreement as of the current month-end by the total number of Funds subject to this Agreement). The NTF Monthly Minimum Fee will be reduced by the amount of the Asset Based Fee generated during the same period.

FEE ARRANGEMENTS WITH BEAR STEARNS SECURITIES CORP.

      CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND INC. - PRIME PORTFOLIO
      --------------------------------------------------------------------

Bear Stearns Securities Corp. shall receive a quarterly fee at the annual rate of 0.05% of the aggregate net asset value of all shares of the Funds held by Customers for which BSSC provides Services.

                                     PART C

                                OTHER INFORMATION

Item 23.          Exhibits


              a(1) Articles of Incorporation dated August 16, 2001.(1)


               (2) Articles of Amendment of Articles of Incorporation dated June 18, 2003. (2)

              b(1)  By-Laws as adopted August 16, 2001. (1)

               (2)  Amendment to the By-Laws dated February 12, 2002. (3)

               (3)  Amendment to the By-Laws dated February 11, 2004. (4)

              c     Registrant's Forms of Stock Certificates. (5)

              d Investment Advisory Agreement with Credit Suisse Asset Management, LLC. ("CSAM, LLC"), pertaining to the Government Portfolio and the Prime Portfolio dated November 16, 2001.
                    (3)

              e Distribution Agreement with Credit Suisse Asset Management Securities, Inc. ("CSAMSI") dated November 16, 2001. (3)

              f     Not applicable.

              g(1) Custodian Agreement with State Street Bank and Trust Company ("State Street") dated October 20, 2000. (6)



--------------------
(1) Filed as part of Registrant's initial registration statement on August 20, 2001.


(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, filed on April 2, 2004.

(3) Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed on April 10, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, filed on February 28, 2005.

(5) Filed as part of Registrant's Pre-Effective Amendment No. 1, filed on October 30, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

               (2) Amendment to Custodian Agreement with State Street dated March 26, 2001. (7)

               (3) Amendment to Custodian Agreement with State Street dated May 16, 2001. (7)

               (4) Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001. (7)

               (5)  Letter Agreement with State Street dated November 16 2001.
                    (3)


               (6) Amendment to Custodian Agreement with State Street dated November 16, 2005.


              h(1) Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. ("BFDS") dated February 1, 2001. (2)

               (2) Letter Agreement with BFDS pertaining to the Government Portfolio and the Prime Portfolio dated November 16, 2001.
                    (2)

               (3) Amendment to Transfer Agency and Service Agreement with BFDS dated December 31, 2002. (2)

               (4) Amendment to Transfer Agency and Service Agreement with BFDS dated October 1, 2004.(4)

               (5) Co-Administration Agreement with State Street dated March 18, 2002. (8)

              i(1) Opinion and Consent of Willkie Farr & Gallagher LLP, Counsel to the Fund. (9)

               (2) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland Counsel to the Fund. (9)

              j(1) Consent of PricewaterhouseCoopers, LLP, Independent Registered Public Accounting Firm.


               (2)  Powers of Attorney.



--------------------
(7) Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).


(8) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, Inc., filed on May 3, 2002 (Securities Act File No. 333-64554).

(9) Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on November 8, 2001.

              k     Not applicable.


              l Purchase Agreement pertaining to the Government Portfolio and the Prime Portfolio dated October 2, 2001. (3)

              m(1)  Class B Distribution Plan dated October 2, 2001. (5)

               (2)  Class C Distribution Plan dated October 2, 2001. (5)

              n     Amended Rule 18f-3 Plan dated November 12, 2001. (10)


              o     Not applicable.

              p Not included as an exhibit because Registrant is a Money Market Fund.


Item 24.          Persons Controlled by or Under Common Control with Registrant


                  From time to time, Credit Suisse Asset Management, LLC ("Credit Suisse"), may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients.


Item 25.          Indemnification


                  Registrant, officers and directors of Credit Suisse, of Credit Suisse Asset Management Securities Inc. ("CSAMSI") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on April 5, 2002.


Item 26.          Business and Other Connections of Investment Adviser


                  Credit Suisse acts as investment adviser to Registrant. Credit Suisse renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Credit Suisse, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Credit Suisse (SEC File No. 801-37170).


--------------------
(10) Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed on April 5, 2002.

Item 27.          Principal Underwriter


                  (a) CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Capital Appreciation Fund, Credit Suisse Capital Funds; Credit Suisse Cash Reserve Fund; Credit Suisse Commodity Return Strategy Fund; Credit Suisse Emerging Markets Fund; Credit Suisse Fixed Income Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Global High Yield Fund; Credit Suisse Global Small Cap Fund; Credit Suisse Institutional Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse International Focus Fund; Credit Suisse Japan Equity Fund; Credit Suisse Mid-Cap Growth Fund; Credit Suisse New York Municipal Fund; Credit Suisse Opportunity Funds; Credit Suisse Large Cap Blend Fund; Credit Suisse Short Duration Bond Fund; Credit Suisse Small Cap Growth Fund; Credit Suisse Target Return Fund and Credit Suisse Trust.

                  (b) For information relating to each director, officer or partner of CSAMSI, reference is made to Form BD (SEC File No. 8-32482) filed by CSAMSI under the Securities Exchange Act of 1934.


                  (c) None.

Item 28.          Location of Accounts and Records

                  (1) Credit Suisse Institutional Money Market Fund, Inc.
                      466 Lexington Avenue
                      New York, New York  10017-3140
                      (Fund's articles of incorporation, by-laws and minute books)

                  (2) Credit Suisse Asset Management Securities, Inc.
                      466 Lexington Avenue
                      New York, New York 10017-3140
                      (records relating to its functions as distributor)

                  (3) Credit Suisse Asset Management, LLC
                      466 Lexington Avenue
                      New York, New York 10017-3140
                      (records relating to its functions as investment adviser)

                  (5) State Street Bank and Trust Company
                      225 Franklin Street
                      Boston, Massachusetts  02110
                      (records relating to its functions as administrator and custodian)

                  (6) Boston Financial Data Services, Inc.
                      66 Brooks Drive
                      Braintree, Massachusetts  02184
                      (records relating to its functions as transfer agent and dividend disbursing agent).

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 25th day of April, 2006.


                             CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.


                             By:/s/Stephen B. Plump
                                -------------------
                             Stephen B. Plump
                             Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:


Signature                                 Title                      Date

/s/Stephen B. Plump              Chief Executive Officer          April 25, 2006
-------------------
   Stephen B. Plump

/s/Michael A. Pignataro          Treasurer and Chief Financial    April 25, 2006
---------------------------
   Michael A. Pignataro          Officer

/s/Enrique R. Arzac*             Director                         April 25, 2006
---------------------------
   Enrique R. Arzac

/s/Richard H. Francis*           Director                         April 25, 2006
---------------------------
   Richard H. Francis

/s/Jeffrey E. Garten*            Director                         April 25, 2006
---------------------------
   Jeffrey E. Garten

/s/Michael E. Kenneally*         Director                         April 25, 2006
---------------------------
   Michael E. Kenneally

/s/Steven N. Rappaport*          Chairman of the Board            April 25, 2006
---------------------------
   Steven N. Rappaport

/s/Peter F. Krogh*               Director                         April 25, 2006
---------------------------
   Peter F. Krogh

*By:/s/Michael A. Pignataro                                       April 25, 2006
    -----------------------
    Michael A. Pignataro as Attorney-in-Fact

                               INDEX TO EXHIBITS

Exhibit No.         Description of Exhibit


g(6)                Amendment to Custodian Agreement with State Street dated
                    November 16, 2005.


j(1) Consent of PricewaterhouseCoopers, LLP, Independent Registered Public Accounting Firm.


 (2)                Powers of Attorney.